PACIFIC SELECT CHOICE                      PROSPECTUS MAY 1, 1999

                                           Pacific Select Choice is a flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

                                           This prospectus provides information that you should know before buying a
                                           Policy. It's accompanied by a current prospectus for the Pacific Select Fund, a
This Policy is not available in            Fund that provides the underlying Portfolios for the Variable Investment
all states. This prospectus is             Options offered under the Policy. Please read these prospectuses carefully and
not an offer in any state or               keep them for future reference.
jurisdiction where we're not
legally permitted to offer the             Here's a list of all the Investment Options available under your Policy:
Policy.
                                           VARIABLE INVESTMENT OPTIONS
The Policy is described in detail          Money Market                       Large-Cap Value
in this prospectus. The Pacific            High Yield Bond                    Mid-Cap Value
Select Fund is described in its            Managed Bond                       Equity
prospectus and in its Statement            Government Securities              Bond and Income
of Additional Information (SAI).           Growth                             Equity Index
No one has the right to describe           Aggressive Equity                  Small-Cap Index
the Policy or the Pacific Select           Growth LT                          REIT
Fund any differently than they             Equity Income                      International
have been described in these               Multi-Strategy                     Emerging Markets
documents.
                                           FIXED OPTION
You should be aware that the               Fixed Account
Securities and Exchange
Commission (SEC) has not reviewed
the Policy for its investment
merit, and does not guarantee
that the information in this
prospectus is accurate or
complete. It's a criminal offense
to say otherwise.

YOUR GUIDE TO THIS PROSPECTUS
------------------------------------------------------------------------------------------------------------------------

Terms Used in This Prospectus                            3    Performance Information                                 34
----------------------------------------------------------    ----------------------------------------------------------
An Overview of Pacific Select Choice                     4    The Fixed Account                                       35
----------------------------------------------------------    General Description                                     35
Information about Pacific Life, the Separate Account,         Death Benefit                                           36
and the Fund                                            12    Policy Charges                                          36
Pacific Life Insurance Company                          12    Transfers, Surrenders, Withdrawals, and Policy Loans    36
Pacific Select Exec Separate Account                    12    ----------------------------------------------------------
The Pacific Select Fund                                 13    More about the Policy                                   37
The Investment Adviser and Portfolio Managers           14    Ownership                                               37
----------------------------------------------------------    Beneficiary                                             37
The Policy                                              15    The Contract                                            37
Application for a Policy                                15    Payments                                                37
Premiums                                                15    Assignment                                              37
Allocation of Net Premiums                              16    Errors on the Application                               38
Portfolio Rebalancing                                   17    Incontestability                                        38
Dollar Cost Averaging Option                            17    Payment in Case of Suicide                              38
Transfer of Accumulated Value                           18    Participating                                           38
Death Benefit                                           18    Policy Illustrations                                    38
Changes in Guideline Premium Test                       20    Payment Plan                                            38
Change in Death Benefit by Us                           20    Optional Insurance Benefits and Other Policies          38
Decrease in Face Amount                                 21    Retirement Income Strategy Using Life Insurance         39
Policy Values                                           21    Risks Regarding Retirement Income Strategy Using
Determination of Accumulated Value                      21      Life Insurance                                        39
Policy Loans                                            22    Distribution of the Policy                              40
Benefits at Maturity                                    23    ----------------------------------------------------------
Surrender                                               23    More about Pacific Life                                 41
Partial Withdrawal Benefit                              23    Management                                              41
Right to Examine a Policy - Free-Look Right             24    State Regulation                                        43
Lapse                                                   25    Telephone Transfer and Loan Privileges                  43
Reinstatement                                           25    Legal Proceedings                                       43
----------------------------------------------------------    Legal Matters                                           43
Charges and Deductions                                  26    Registration Statement                                  43
Premium Load                                            26    Preparation for the Year 2000                           44
Sales Load Refund                                       26    Independent Auditors                                    44
Deductions from Accumulated Value                       27    Financial Statements                                    44
Underwriting Surrender Charge                           28    ----------------------------------------------------------
Withdrawal Fee                                          28    Illustrations                                           90
Corporate and Other Purchasers                          28    ----------------------------------------------------------
Other Charges                                           29    Appendix A                                             100
Guarantee of Certain Charges                            29    ----------------------------------------------------------
Usage                                                   29    Appendix B                                             101
----------------------------------------------------------    ----------------------------------------------------------
Other Information                                       29    Where to Go for More Information                Back Cover
Federal Income Tax Considerations                       29
Charge for Our Income Taxes                             32
Voting of Fund Shares                                   32
Disregard of Voting Instructions                        33
Confirmation Statements and Reports to Owners           33
Replacement of Life Insurance or Annuities              33
Substitution of Investments                             34
Changes to Comply with Law                              34
----------------------------------------------------------


TERMS USED IN THIS PROSPECTUS

Some of the terms we've used in this prospectus may be            Monthly Payment Date - The day each month on which the
new to you. We've identified them in this prospectus by           monthly deduction is due against the Accumulated Value. The
capitalizing the first letter of each word. You'll find           first Monthly Payment Date is the Policy Date.
an explanation of what they mean below.
                                                                  Net Cash Surrender Value - The Cash Surrender Value less
In this prospectus, Owner, you and your mean the                  Policy Debt.
Policyholder or Policy Owner. Pacific Life, we, us and
our refer to Pacific Life Insurance Company. The Fund             Planned Periodic Premium - The premium determined by you as
refers to Pacific Select Fund. Policy means a Pacific             a level amount planned to be paid at fixed intervals over a
Select Choice variable life insurance policy, unless we           specified period of time.
state otherwise.
                                                                  Policy Date - The date used to determine the Monthly Payment
If you have any questions, please ask your registered             Date, Policy Years, and Policy Monthly, Quarterly,
representative or call us at 1-800-800-7681.                      Semi-Annual, and Annual Anniversaries. It is usually the
                                                                  date the application is accepted by us. The term "Issue
Accumulated Value - The total value of the amounts in the         Date" is substituted for Policy Date with respect to
Investment Options for the Policy as well as any amount           Policies issued to residents of the Commonwealth of
set aside in the Loan Account, including any accrued earned       Massachusetts.
interest, as of any Valuation Date.
                                                                  Policy Debt - The unpaid Policy loan balance including
Accumulation Period - The period between the Policy Date          accrued loan interest.
and the Maturity Date of your Policy.
                                                                  Policyholder, Policy Owner, Owner, You, or Your - The person
Age - The Insured's age as of his or her nearest birthday         who owns the Policy. The Policy Owner will be the Insured
as of the Policy Date, increased by the number of complete        unless otherwise stated in the application. If your Policy
Policy Years elapsed.                                             has been absolutely assigned, the assignee becomes the
                                                                  Owner. A collateral assignee is not the Owner.
Beneficiary - The person or persons you name in the
application or by proper later designation to receive the         Separate Account - The Pacific Select Exec Separate Account,
death benefit proceeds upon the death of the Insured.             a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.
Cash Surrender Value - The Accumulated Value, less the
underwriting surrender charge.                                    Target Premium - A hypothetical premium that is used in the measurement of sales load under the Policy. The Target
Face Amount - The minimum death benefit for so long as the        Premium varies with the death benefit election, the Age of
Policy remains in force. The Face Amount may be decreased         the Insured at issue, and the sex of the Insured (unless
under certain circumstances.                                      unisex rates are required by law). The Target Premium will be equal to or less than the Guideline Annual Premium. The
Fixed Account - An account that is part of our General            Target Premium is shown in the Policy.
Account. All or a portion of premium payments may be
allocated to the Fixed Account for accumulation at a fixed        Valuation Date - Each date on which the Separate Account is
rate of interest (which may not be less than 4.0%) declared       valued, which currently includes each day that the New York
periodically by us.                                               Stock Exchange is open for trading and on which our client services offices are open. The New York Stock Exchange is
General Account - All of our assets other than those              closed on weekends and on: New Year's Day, Martin Luther
allocated to the Separate Account or to any of our other          King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
segregated separate accounts.                                     July Fourth, Labor Day, Thanksgiving Day, and Christmas Day.
                                                                  Our client services offices are normally closed on the
Guideline Annual Premium - A hypothetical premium that is         following: the Monday before New Year's Day, July Fourth,
used in the measurement of any sales load refund upon             or Christmas Day if any of those holidays falls on a
surrender or lapse of the Policy during the first two years       Tuesday; the Tuesday before Christmas Day if that holiday
after issuance. The Guideline Annual Premium is equal to          falls on a Wednesday; the Friday after New Year's Day, July
the premium that would be payable under a Policy for one          Fourth or Christmas Day if any of these holidays falls on a
year if the Policy Owner were to pay level annual premiums        Thursday; the Friday after Thanksgiving. If any transaction
for the life of the Policy, taking into account fees and          or event called for under a Policy is scheduled to occur on
charges under the Policy (including charges, if any, for          a day that is not a Valuation Date, such transaction or
substandard risks and optional insurance benefits) and            event will be deemed to occur on the next following
assuming net investment earnings at an annual rate of 5%          Valuation Date unless otherwise specified.
or, if greater, the rate or rates guaranteed in the Policy
at issuance.                                                      Valuation Period - The period that starts at the close of a
                                                                  Valuation Date and ends at the close of the next succeeding
Home Office - The Client Services Department at our main          Valuation Date.
office. The address is shown on the back cover.
                                                                  Variable Account - A separate account of ours or a
Insured - The person whose death is the contingency upon          subaccount of such a separate account, which is used only
which the death benefit proceeds are payable.                     to support the variable death benefits and policy values of variable life insurance policies, and the assets of which
Investment Option - The Fixed Account or one of the               are segregated from our General Account and our other
Variable Accounts.                                                separate accounts. The Pacific Select Exec Separate Account serves as the funding vehicle for the Policies. The Money
Loan Account - An account that holds Accumulated Value set        Market Variable Account, High-Yield Bond Variable Account,
aside to secure Policy loans.                                     Managed Bond Variable Account, Government Securities
                                                                  Variable Account, Growth Variable Account, Aggressive
Maturity Date - The Policy Anniversary on which the Insured       Equity Variable Account, Growth LT Variable Account, Equity
is Age 100. The Maturity Date may be extended beyond Age 100      Income Variable Account, Multi-Strategy Variable Account,
at your written request, when the Insured reaches Age 100,        Large-Cap Value Variable Account, Mid-Cap Value Variable
in which case reserves, cost of insurance rates, and any          Account, Equity Variable Account, Bond and Income Variable
other calculations depending on the Insured's Age will            Account, Equity Index Variable Account, Small-Cap Index
continue to be based on Age 99.                                   Variable Account, REIT Variable Account, International
                                                                  Variable Account, and Emerging Markets Variable Account are
                                                                  all subaccounts of the Separate Account.


                                                                                                                             3


AN OVERVIEW OF PACIFIC SELECT CHOICE

                                           This overview tells you some key things you should know about your Policy. It's designed as a summary only - please read the entire prospectus and your Policy for more detailed information.

                                           Some states have different rules about how life insurance policies are described or administered. The terms of your Policy, or of any endorsement or rider, prevail over what's in this prospectus.

                                           --------------------------------------------------------------------------------
Pacific Select Choice Basics               Pacific Select Choice is a flexible premium variable life insurance policy.

This Policy may be appropriate if you      . Flexible premium means you can vary the amount and frequency of your premium
want to provide a death benefit for          payments.
family members or others or to help
meet other long-term financial             . Variable means the Policy's value depends on the performance of the
objectives.                                  Investment Options you choose.

This may not be the right kind of          . Life insurance means the Policy provides a death benefit to the Beneficiary
Policy if you plan to withdraw money         you choose.
for short-term needs.
                                           In addition to providing a death benefit that is generally free of federal
Please discuss your insurance needs        income tax, any growth in your Policy's Accumulated Value is tax-deferred. You
and financial objectives with your         can choose from 18 Variable Investment Options, each of which invests in a
registered representative.                 corresponding Portfolio of the Pacific Select Fund, and a Fixed Option that provides a guaranteed minimum rate of interest.
You'll find more about the basics of
Pacific Select Choice starting on          When the person insured by this Policy reaches Age 100, the Policy will mature.
page 15.                                   We'll pay you the Policy's Net Cash Surrender Value on the Maturity Date if the
                                           person insured by the Policy is still living. You can ask us in writing to extend the Maturity Date beyond Age 100.

                                           Pacific Select Choice is designed for long-term financial planning. Please take some time to read the information in this prospectus before you decide if this
                                           Policy meets your insurance needs and financial objectives.

                                           Your Right to Examine a Policy - Free-Look Right
                                           During the Free-Look Period, you have the right to cancel your Policy and return it to us or your registered representative for a refund. The amount of your refund may be more or less than the premium payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market Investment Option until the Free-Look
                                           Transfer Date.


                                                   --------------------------------------------------------------------------------

The Death Benefit                                  The death benefit provided by your Policy depends on the amount of premiums you want to pay.
Your Policy provides a death benefit for
your Beneficiary after the person insured          First you choose one of two death benefit qualification tests--the cash value
by the Policy has died, as long as your            accumulation test, which allows you to pay more premiums into your Policy, or
Policy is in force.                                the guideline premium test. Once you make this choice, you cannot change it.

Your Policy will be in force until one of          If you choose the cash value accumulation test, the amount of the death benefit
the following happens:                             will depend on your Policy's Accumulated Value and Face Amount.

 . the person insured by the Policy dies            If you choose the guideline premium test, you can choose one of two death benefit options, depending on what is more important to you: a larger death
 . your Policy matures                              benefit or building the Accumulated Value of your Policy. You can change your death benefit option and reduce your Policy's Face Amount (with certain
 . the Grace Period expires and your Policy         restrictions) while your Policy is in force.
  lapses, or
                                                   We'll pay death benefit proceeds to your Beneficiary when we receive proof of
 . you surrender your Policy.                       death, along with payment instructions.

You'll find more about the death benefit           Optional Riders
starting on page 18.                               There are seven optional riders that provide extra benefits, some at additional cost. Not all riders are available in every state, and some riders may only be added when you apply for your Policy.
                                                   --------------------------------------------------------------------------------

How Premiums Work                                  Your first premium must be equal to at least 25% of the sum of your premium load and your Policy's monthly charges for the first year. Your Planned
Your Policy gives you the flexibility to           Periodic Premium must be for at least $50.
choose the amount and frequency of your
premium payments, within certain limits.           Deductions From Your Premiums
                                                   We deduct a premium load from each premium payment you make. The premium load
You'll find more about how premiums work           is made up of a sales load and a state and local tax charge.
starting on page 15.
                                                   Limits on the Premium Payments You Can Make
Your Policy's Accumulated Value                    Federal tax law puts limits on the premium payments you can make in relation to your Policy's death benefit. We may refuse all or part of a premium payment you
Accumulated Value is used as the basis for         make, or remove all or part of a premium from your Policy and return it to you
determining Policy benefits and charges.           under certain circumstances.
If there is not enough Accumulated Value to        --------------------------------------------------------------------------------
cover Policy charges, your Policy could
lapse.


You'll find more about Accumulated Value           Accumulated Value is the value of your Policy on any Valuation Date. It is not
starting on page 21.                               guaranteed--it depends on the performance of the Investment Options you've chosen, the premium payments you've made, Policy charges, and how much you've
You'll find more about the monthly charge on       borrowed or withdrawn from the Policy.
page 27.
                                                   Monthly Deductions
You'll find more about lapsing and                 We deduct a monthly charge from your Policy's Accumulated Value on each Monthly
reinstatement starting on page 25.                 Payment Date. The charge is made up of cost of insurance, an administrative charge, and a mortality and expense risk charge. If you add any riders, we'll add any charges for them to your monthly charge.

                                                   Lapsing and Reinstatement


                                                   If there is not enough Accumulated Value to cover the monthly charge on the day we make the deduction, your Policy may lapse - which means you'll no longer have any insurance coverage. If your Policy is in danger of lapsing, we'll give you a Grace Period of 61 days to pay the required premium.

                                                   If your Policy lapses, you have five years from the end of the Grace Period to apply for a reinstatement. You cannot reinstate your Policy after its Maturity
                                                   Date. If your policy lapses during the first two Policy Years, we'll pay you any Net Cash Surrender Value and any sales load refund due after deducting outstanding monthly charges.


AN OVERVIEW OF PACIFIC SELECT CHOICE

                                              --------------------------------------------------------------------------------
Your Investment Options                       You can choose from 18 Variable Investment Options, each of which invests in a corresponding Portfolio of the Pacific Select Fund. We're the Investment
The Investment Options you choose will        Adviser for the Pacific Select Fund. We oversee the management of all the
affect your Policy's Accumulated Value,       Fund's Portfolios and manage two of the Portfolios directly. We've retained
and may affect the death benefit.             other portfolio managers to manage the other Portfolios. The value of each
                                              Portfolio will fluctuate with the value of the investments it holds, and
Please review the Investment Options          returns are not guaranteed.
carefully and ask your registered
representative to help you choose the         You can also choose a Fixed Option, called the Fixed Account, that provides a
right ones for your goals and risk            guaranteed minimum annual interest rate of 4%. We may offer a higher rate of
tolerance.                                    interest. If we do, we'll guarantee that rate for one year.

You'll find more about the Variable           We allocate your premium payments and Accumulated Value to the Investment
Investment Options on page 14 and the         Options you choose. The Accumulated Value will fluctuate depending on the
Fixed Account on page 35.                     Investment Options you've chosen. You bear the investment risk of any Variable
                                              Investment Options you choose.

                                              In some states we'll hold your premium payments in the Money Market Investment
                                              Option until the Free-Look Transfer Date. Please turn to Right to Cancel --
                                              Free-Look Right for more details.

You'll find more information about            Transferring Among Investment Options
transfers on page 18.                         You can transfer among the Investment Options during the Accumulation Period without paying any current tax. There is currently no charge for transfers.

                                              You can make as many transfers as you like between Variable Investment Options.
                                              You can also make automatic transfers from one Variable Investment Option to another using our dollar cost averaging or portfolio rebalancing programs.
                                              These programs are not available for the Fixed Account.

                                              You can only make one transfer from the Fixed Account to the Variable
                                              Investment Options in any 12-month period, and each transfer may be no more than $5,000 or 25% of the Accumulated Value in the Fixed Account, whichever is greater. You can only transfer to the Fixed Account in the Policy Month right before each Policy Anniversary.

                                              --------------------------------------------------------------------------------
Withdrawals, Surrenders and Loans             You can take out all or part of your Policy's Accumulated Value while your
                                              Policy is in force by making withdrawals or surrendering your Policy. You can
Making a withdrawal, taking out a loan        take out a loan from us using your Policy as security. You can also use your
or surrendering your Policy can change        Policy's loan and withdrawal features to supplement your income, for example,
your Policy's tax status, generate            during retirement.
taxable income, or make your Policy
more susceptible to lapsing. Be sure          Making Withdrawals
to plan carefully before using these          You can withdraw part of your Policy's Net Cash Surrender Value starting on
Policy benefits.                              your first Policy Anniversary. This reduces your Policy's Accumulated Value and could reduce the Face Amount and death benefit, depending on the death benefit
You'll find more about making withdrawals     option and qualification test you've chosen. You can also make systematic
on page 23.                                   withdrawals, where you receive a specified withdrawal amount at regular intervals.
You'll find more about taking out loans
on page 22.                                   Taking Out a Loan
                                              You can take out a loan from us using your Policy's Accumulated Value as security. You pay interest on the amount you borrow at an annual rate of 4.75%
                                              during the first 10 Policy Years and 4.25% thereafter. The Accumulated Value used to secure your loan is set aside in a Loan Account, where it earns interest at an annual rate of 4%.

                                                  The amount in the Loan Account is not available to help pay for any Policy charges. Taking out a loan affects the Accumulated Value of your Policy because the amount set aside in the Loan Account misses out on the potential earnings available through the Investment Options.

You'll find out more about surrendering           Surrendering Your Policy
your Policy on page 23.                           You can surrender or cash in your Policy for its Net Cash Surrender Value while the person insured by the Policy is still living. If you surrender your Policy during the first two Policy Years, we may refund you a portion of the sales load that you've paid.

                                                  --------------------------------------------------------------------------------

Variable Life Insurance and Your                  Your Beneficiary generally will not have to pay federal income tax on death
Taxes                                             benefit proceeds. You'll also generally not be taxed on any or all of your
                                                  Policy's Accumulated Value unless you receive a cash distribution by making a
There are tax issues to consider when you         withdrawal or surrendering your Policy.
own a life insurance policy. These are
described in detail starting on page 29.          If your Policy is a modified endowment contract, all distributions you receive during the life of the Policy may be subject to tax and a 10% penalty.

                                                  --------------------------------------------------------------------------------

About Pacific Life                                Pacific Life is a life insurance company based in California. We issue the
                                                  Policies. Pacific Mutual Distributors, Inc., our subsidiary, is the distributor
When you buy a life insurance policy,             of the Policies.
you're relying on the insurance company
that issues it to be able to meet its             How Our Accounts Work
financial obligations to you.                     We put your premium payments in our General and Separate Accounts. We own the assets in our Accounts and make the allocations to the Investment Options
You'll find more about Pacific Life, and          you've chosen.
our strength as a company, starting on
page 12.                                          Amounts allocated to the Fixed Account are held in our General Account. Our
                                                  General Account includes all of our assets, except for those held in our separate accounts. Our ability to meet our obligations under the Policy is backed by our strength as an insurance company.

                                                  Amounts allocated to the Variable Investment Options are held in our Separate
                                                  Account. The assets in this Account are kept separate from the assets in our
                                                  General Account and our other separate accounts, and are protected from our general creditors.

                                                  --------------------------------------------------------------------------------

Processing Payments, Forms and                    Effective Date
Requests                                          The effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the
To request payment of death benefit               mailing address that appears on the back cover of this prospectus.
proceeds, send us proof of death and
payment instructions.                             Planned Periodic Premium payments, loan requests, transfer requests, loan payments or withdrawal requests that we receive in proper form before 4:00 p.m.
                                                  Eastern time on a Valuation Date will normally be effective as of the end of that day, unless the transaction is scheduled to occur of the end of the next
                                                  Valuation Date or on another Valuation Date. If we receive your payment or request on or after 4:00 p.m. Eastern time on a Valuation Date, your payment or request will be effective as of the end of the next Valuation Date. If a transaction is scheduled to occur on a day that is not a Valuation Date, we'll process it as of the end of the next Valuation Date.

                                                  Proper Form
Call us or contact your registered                We'll process your requests once we receive all letters, forms or other
representative if you have any questions          necessary documents, completed to our satisfaction. Proper form may require,
about the proper form required for a              among other things, a signature guarantee or some other proof of authenticity.
request.                                          We do not generally require a signature guarantee unless it appears that your signature has changed, if it appears the signature is not yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us.

                                                                                                                                 7

AN OVERVIEW OF PACIFIC SELECT CHOICE


                                                  This section of the overview explains the fees and expenses associated with your Pacific Select Choice Policy.

                                                  --------------------------------------------------------------------------------
Understanding Policy Expenses
and Cash Flow                                               Your Premium
                                                            You make a
The chart to the right illustrates how                      premium payment
cash normally flows through a Pacific
Select Choice Policy.
                                                                                                               We deduct a
The dark shaded boxes show the fees                                                                            premium load
and expenses you pay directly or
indirectly under your Policy. These are
explained in the pages that follow.                         Net Premium
                                                            We allocate the
In some states we'll hold your net                          net premium to
premium payments in the Money Market                        the Investment
Investment Option until the Free-Look                       Options you
Transfer Date. Please turn to Your Right                    choose
to Examine a Policy - Free-Look Right
for details.
                                                  Fixed Option        Variable             Pacific Select      The Fund deducts
                                                  We hold amounts     Investment           Fund                advisory fees
                                                  you allocate to     Options              The Variable        and other Fund
                                                  this Option in      We hold amounts      Investment          expenses from
                                                  our general         you allocate to      Options invest      the Portfolios
                                                  account             these Options        in the Fund's
                                                                      in our Separate      Portfolios
                                                                      Account

                                                                                                               We deduct:
                                                                                                               . cost of
                                                                                                                 insurance
                                                                                        We make                . administrative
                                                                                        monthly deductions       charge
                                                                                                               . mortality and
                                                                                                                 expense risk
                                                                                                                 charge
                                                                                                               . Rider charges

                                                                                                               We deduct a
                                                                                                               withdrawal charge.
                                                                                                               If you choose to
                                                  Loan Account        Accumulated                              make systematic
                                                  Accumulated         Value             If you make a          withdrawals, we
                                                  value set           The total value   withdrawal             currently only
                                                  aside to            of your Policy.                          deduct a
                                                  secure a                                                     withdrawal charge
                                                  Policy Loan                                                  for the first
                                                                                                               systematic
                                                                                                               withdrawal.

                                                                                        If you surrender       We deduct an
                                                                                        your Policy during     underwriting
                                                                                        the first 10 Policy    surrender charge
                                                                                        Years




                                               --------------------------------------------------------------------------------
Deductions from Your Premiums                  We deduct a premium load from each premium payment you make. The load is made up of two charges:
The premium load is explained in more
detail on page 26.                             Sales Load - based on Target Premiums and varies with the death benefit option and qualification test you choose. The Target Premium is shown in your Policy.

                                               Here are the maximum loads we'll deduct from your premium payments:
                                               --------------------------------------------------------------------------------
                                                              Sales Load Under
                                                              Death Benefit              Sales Load
                                               Target         Option A and Cash          Under Death
                                               Premiums       Value Accumulation Test    Benefit Option B
                                               --------------------------------------------------------------------------------
                                               1 through 3              25%                   30%
                                               4 through 10              4%                    4%
                                               11 and higher             2%                    2%
                                               --------------------------------------------------------------------------------

                                               If you surrender your Policy or it lapses during the first two Policy Years, we may refund you a portion of the sales load you've paid.

                                               State and Local Tax Charge - 2.35% of each premium payment.

                                               --------------------------------------------------------------------------------
Deductions from Your Policy's                  We deduct a monthly charge from your Policy's Accumulated Value in the
Accumulated Value                              Investment Options on each Monthly Payment Date. This charge is made up of three charges:
The monthly charge is explained in
more detail starting on page 27.               Cost of Insurance Charge - We calculate this charge by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of
An example                                     each Policy Month.
For a Policy with Accumulated Value of
$150,000 after deducting cost of               Administrative Charge - We deduct a charge of $25 a month during the first
insurance, and any Policy Debt and rider       Policy Year. After the first Policy Year, we deduct a charge of $8 a month for
charges.                                       Policies with initial Face Amounts of less than $100,000 and $5 a month for initial Face Amounts of at least $100,000, but less than $500,000. If your
The monthly mortality and expense risk         initial Face Amount is $500,000 or more, we will not deduct an administrative
charge is:                                     charge after the first Policy Year.

 . $93.75 if the deduction is made in           Mortality and Expense Risk Charge - We deduct a charge every month during the
  Policy Years 1-10                            first ten Policy Years at an annual rate of 0.75% (0.0625 % monthly) of your
  ($150,000 X .0625%)                          Policy's Accumulated Value in the Investment Options after we've deducted the cost of insurance and any rider charges. During Policy Years 11 through 20, we
 . $31.25 if the deduction is made in           reduce the annual rate to 0.25% (0.0208333% monthly) of the Accumulated Value.
  Policy Year 11 or later                      Starting in Policy Year 21, the mortality and expense risk charge is reduced to
  ($150,000 X .020833%).                       zero.

                                               Riders - If you add any riders to your Policy, we add any charges for them to your monthly charge.
                                                                                                                                   9


AN OVERVIEW OF PACIFIC SELECT CHOICE

                                               --------------------------------------------------------------------------------
Withdrawal and Surrender                       You can withdraw part of your Policy's Net Cash Surrender Value at any time
Charges                                        starting on your Policy's first anniversary. There is a $25 charge for each withdrawal you make. We deduct this charge proportionately from all of your
Withdrawal charges are explained in            Investment Options. If you choose to receive systematic withdrawals, we'll
more detail on page 28.                        currently only charge you $25 on the first systematic withdrawal.

The underwriting surrender charge is           If you surrender, or cash in, your Policy during the first 10 Policy Years,
explained in more detail on page 28.           we'll deduct an underwriting surrender charge. It's based on your Policy's initial Face Amount and the Age of the person insured by the Policy on the
An example                                     Policy Date. Here's how we calculate it:
For a Policy:
 . that insures the life of a male Age 45       --------------------------------------------------------
  when the Policy was issued                   Age of Person Insured             Charge per $1,000
                                               by Policy on Policy Date          of Initial Face Amount
 . with an initial Face Amount of               --------------------------------------------------------
  $200,000.                                    0-30                              $2.50
                                               31-40                              3.50
The underwriting surrender charge is:          41-50                              4.50
 . $900 at the end of the fifth Policy          51-60                              5.50
  Year                                         61-80                              6.50
  (($200,000 / 1,000) X $4.50)                 --------------------------------------------------------
 . $540 at the end of the seventh Policy
  Year                                         The amount of the charge does not change during the first five Policy Years.
  ($900 - ($900 X 1.666% X 24                  Starting on the fifth Policy Anniversary, we reduce the charge by 1.666% a
  months))                                     month until it reaches zero at the end of 10 Policy Years.


                                               --------------------------------------------------------------------------------
Fees and Expenses Paid by the                  The Pacific Select Fund pays advisory fees and other expenses. These are
Pacific Select Fund                            deducted from the assets of the Fund's Portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. If you
You'll find more about the Pacific Select      choose a Variable Investment Option, these fees and expenses affect you
Fund starting on page 13, and in the           indirectly because they reduce Portfolio returns.
Fund's prospectus, which accompanies
this prospectus.                               Advisory Fee
                                               Pacific Life is the Investment Adviser to the Fund. The Fund pays an advisory fee to us for these services. The table below shows the advisory fee as an annual percentage of each Portfolio's average daily net assets.

                                               Other Expenses
                                               The table also shows expenses the Fund paid in 1998 as an annual percentage of each Portfolio's average daily net assets. To help limit Fund expenses, we've agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for expenses (not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed
                                               0.25% of its average daily net assets. We do this voluntarily but do not guarantee we'll continue to do so after December 31, 2000. No reimbursement was necessary for 1998.

                                               -----------------------------------------------------------------------------
                                               Portfolio                      Advisory Fee   Other Expenses   Total Expenses
                                               -----------------------------------------------------------------------------
                                               Money Market/1/                   0.37%            0.06%            0.43%
                                               High Yield Bond/1/                0.60%            0.06%            0.66%
                                               Managed Bond                      0.60%            0.06%            0.66%
                                               Government Securities             0.60%            0.06%            0.66%
                                               Growth                            0.65%            0.05%            0.70%
                                               Aggressive Equity                 0.80%            0.09%            0.89%
                                               Growth LT                         0.75%            0.05%            0.80%
                                               Equity Income/1/                  0.65%            0.05%            0.70%
                                               Multi-Strategy/1/                 0.65%            0.06%            0.71%
                                               Large-Cap Value/2/                0.85%            0.06%            0.91%
                                               Mid-Cap Value/2/                  0.85%            0.06%            0.91%
                                               Equity                            0.65%            0.06%            0.71%
                                               Bond and Income                   0.60%            0.10%            0.70%
                                               Equity Index                      0.16%            0.05%            0.21%
                                               Small-Cap Index/2/                0.50%            0.06%            0.56%
                                               REIT/2/                           1.10%            0.06%            1.16%
                                               International                     0.85%            0.15%            1.00%
                                               Emerging Markets                  1.10%            0.36%            1.46%
                                               -----------------------------------------------------------------------------

                                               /1/ Total net expenses for these Portfolios in 1998, after deduction of an offset for custodian credits, was: 0.42% for Money Market Portfolio, 0.65% for
                                               High Yield Bond Portfolio, 0.69% for Equity Income Portfolio, and 0.70% for
                                               Multi-Strategy Portfolio.

                                               /2/ Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January
                                               4, 1999.

                                                                                                                                  11

       INFORMATION ABOUT PACIFIC LIFE, THE SEPARATE ACCOUNT, AND THE FUND

Pacific Life Insurance Company

We are a life insurance company that is based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment advisory services. As of the end of 1998, we had $89.6 billion of individual life insurance in force and total admitted assets of approximately $37.6 billion. We have been ranked according to admitted assets as the 18th largest life insurance carrier in the nation based on December 31, 1998 assets. The Pacific Life family of companies has total assets and funds under management of $290 billion as of December 31, 1998. We are authorized to conduct life insurance and annuity business in the District of Columbia and all states except New York. Our principal office is located at 700 Newport Center Drive, Newport Beach, California 92660.

  We were originally organized on January 2, 1868, under the name "Pacific Mutual Life Insurance Company of California" and reincorporated as "Pacific Mutual Life Insurance Company" on July 22, 1936. On September 1, 1997, we converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company and were authorized by California regulatory authorities to change our name to Pacific Life Insurance Company.

  We are a subsidiary of Pacific LifeCorp, a holding company which, in turn, is a subsidiary of Pacific Mutual Holding Company, a mutual holding company. Under their respective charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company, consisting principally of the right to vote on the election of the Board of Directors of the mutual holding company and on other matters, and certain rights upon liquidation or dissolutions of the mutual holding company.

  The principal underwriter for the Policies is Pacific Mutual Distributors, Inc. ("PMD"), one of our subsidiaries. PMD is registered as a broker-dealer with the Securities and Exchange Commission ("SEC").

Pacific Select Exec Separate Account

  The Separate Account is a separate investment account of ours used only to support the variable death benefits and policy values of variable life insurance policies. The Separate Account supports the Policies as well as other variable life insurance policies issued by us. The assets in the Separate Account are kept separate from our General Account assets and our other separate accounts.

  We own the assets in the Separate Account and are required to maintain sufficient assets in the Separate Account to meet anticipated obligations of the insurance policies funded by the Account. The Separate Account is divided into subaccounts called Variable Accounts. The income, gains, or losses, realized or unrealized, of each Variable Account are credited to or charged against the assets held in the Variable Account without regard to our other income, gains, or losses. Assets in the Separate Account attributable to the reserves and other liabilities under the variable life insurance policies funded by the Separate Account are not chargeable with liabilities arising from any other business that we conduct. However, we may transfer to our General Account any assets which exceed anticipated obligations of the Separate Account. All obligations arising under the Policy are our general corporate obligations. We may accumulate in the Separate Account proceeds from various Policy charges and investment results applicable to those assets.

  The Separate Account was established on May 12, 1988 under California law under the authority of our Board of Directors. The Separate Account is registered as a unit investment trust with the SEC. Such registration does not involve any supervision by the SEC of the administration or investment practices or policies of the Account.

  Each Variable Account invests exclusively in shares of a designated Portfolio of the Fund. We may in the future establish additional Variable Accounts within the Separate Account, which may invest in other Portfolios of the Fund or in other securities.

The Pacific Select Fund

  The Fund is a diversified, open-end management investment company of the series type. The Fund is registered with the SEC under the Investment Company Act of 1940. Such registration does not involve supervision by the SEC of the investments or investment policies of the Fund. The Fund currently offers eighteen separate Portfolios that fund the Variable Investment Options available to you. Each Portfolio pursues different investment objectives and policies. We purchase shares of each Portfolio for the corresponding Variable Account at net asset value, i.e., without sales load. All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless we, on behalf of the Separate Account, elect otherwise. Fund shares will be redeemed by us at their net asset value to the extent necessary to make payments under the Policies.

  Shares of the Fund currently are offered only to separate accounts of ours and our affiliates and/or subsidiaries to serve as an investment medium for variable life insurance policies and for variable annuity contracts issued or administered by us. Shares of the Fund may also be sold in the future to separate accounts of other insurance companies, either affiliated or not affiliated with us. Investment in the Fund by other separate accounts in connection with variable annuity and variable life insurance contracts may potentially create conflicts. See "Information for investors" in the accompanying prospectus of the Fund.

  The following chart summarizes some basic data about each Portfolio of the Fund offered to the Separate Account. There can be no assurance that any Portfolio will achieve its objective. This chart is only a summary. You should read the more detailed information which is contained in the accompanying prospectus of the Fund, including information on the risks associated with the investments and investment techniques of each of the Portfolios.

  THE FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                Primary Investments
   Portfolio             Objective          (under normal circumstances) Portfolio Manager
----------------------------------------------------------------------------------------------
 Money Market    Current income consistent  Highest quality money        Pacific Life
                 with preservation of       market instruments
                 capital.                   believed to have limited
                                            credit risk.
----------------------------------------------------------------------------------------------
 High Yield      High level of current      Fixed income securities      Pacific Life
 Bond            income.                    with lower and medium-
                                            quality credit ratings and
                                            intermediate to long terms
                                            to maturity.
----------------------------------------------------------------------------------------------
 Managed Bond    Maximize total return      Medium and high-quality      Pacific Investment
                 consistent with prudent    fixed income securities      Management Company
                 investment management.     with varying terms to
                                            maturity.
----------------------------------------------------------------------------------------------
 Government      Maximize total return      Fixed income securities      Pacific Investment
 Securities      consistent with prudent    that are issued or           Management Company
                 investment management.     guaranteed by the U.S.
                                            government, its agencies
                                            or government-sponsored
                                            enterprises.
----------------------------------------------------------------------------------------------
 Growth          Growth of capital.         Equity securities of         Capital Guardian
                                            smaller and medium-sized     Trust Company
                                            companies.
----------------------------------------------------------------------------------------------
 Aggressive Eq-  Capital appreciation.      Equity securities of small   Alliance Capital
 uity                                       emerging-growth companies    Management L.P.
                                            and medium-sized
                                            companies.
----------------------------------------------------------------------------------------------
 Growth LT       Long-term growth of        Equity securities of a       Janus Capital
                 capital consistent with    large number of companies    Corporation
                 the preservation of        of any size.
                 capital.
----------------------------------------------------------------------------------------------
 Equity Income   Long-term growth of        Equity securities of large   J.P. Morgan
                 capital and income.        and medium-sized dividend-   Investment Management
                                            paying U.S. companies.       Inc.
----------------------------------------------------------------------------------------------
 Multi-Strategy  High total return.         A mix of equity and fixed    J.P. Morgan
                                            income securities.           Investment Management
                                                                         Inc.
----------------------------------------------------------------------------------------------
 Large-Cap       Long-term growth of        Equity securities of large   Salomon Brothers
 Value           capital. Current income is U.S. companies.              Asset Management Inc
                 of secondary importance.
----------------------------------------------------------------------------------------------
 Mid-Cap Value   Capital appreciation.      Equity securities of         Lazard Asset
                                            medium-sized U.S.            Management
                                            companies believed to be
                                            undervalued.
----------------------------------------------------------------------------------------------
 Equity          Capital appreciation.      Equity securities of large   Goldman Sachs
                 Current income is of       U.S. growth-oriented         Asset Management
                 secondary importance.      companies.
----------------------------------------------------------------------------------------------
 Bond and In-    Total return and income    A wide range of fixed        Goldman Sachs
 come            consistent with prudent    income securities with       Asset Management
                 investment management.     varying terms to maturity,
                                            with an emphasis on long-
                                            term bonds.
----------------------------------------------------------------------------------------------
 Equity Index    Investment results that    Equity securities of         Bankers Trust
                 correspond to the total    companies that are           Company
                 return of common stocks    included in the Standard &
                 publicly traded in the     Poor's 500 Composite Stock
                 U.S.                       Price Index.
----------------------------------------------------------------------------------------------
 Small-Cap In-   Investment results that    Equity securities of         Bankers Trust
 dex             correspond to the total    companies that are           Company
                 return of an index of      included in the Russell
                 small capitalization       2000 Small Stock Index.
                 companies.
----------------------------------------------------------------------------------------------
 REIT            Current income and long-   Equity securities of real    Morgan Stanley Asset
                 term capital appreciation. estate investment trusts.    Management
----------------------------------------------------------------------------------------------
 International   Long-term capital          Equity securities of         Morgan Stanley Asset
                 appreciation.              companies of any size        Management
                                            located in developed
                                            countries outside of the
                                            U.S.
----------------------------------------------------------------------------------------------
 Emerging Mar-   Long-term growth of        Equity securities of         Blairlogie Capital
 kets            capital.                   companies that are located   Management
                                            in countries generally
                                            regarded as "emerging
                                            market" countries.
----------------------------------------------------------------------------------------------

The Investment Adviser and Portfolio Managers

  We serve as Investment Adviser to each Portfolio of the Fund. We are registered with the SEC as an Investment Adviser. For sixteen of the Portfolios, we and the Fund have engaged other firms to serve as Portfolio Managers which are shown in the chart above.

                                   THE POLICY

  The variable life insurance benefits provided by the Policies are funded through the Policy Owner's Accumulated Value in the Separate Account and the Fixed Account. The information included below describes the benefits, features, charges, and other major provisions of the Policies.

Application for a Policy

  The Policy is designed to meet the needs of individuals and of corporations that wish to provide coverage and benefits for key employees. Anyone wishing to purchase the Policy may submit an application to us. A Policy can be issued on the life of an Insured for Ages up to and including Age 80 with evidence of insurability satisfactory to us. The Insured's Age is calculated as of the Insured's birthday nearest the Policy Date. Acceptance is subject to our underwriting rules, and we reserve the right to request additional information and to reject an application.

  Each Policy is issued with a Policy Date. The Policy Date is usually the date the application is accepted by us, although the Policy Date will never be the 29th, 30th, or 31st of any month. We first become obligated under the Policy on the date the total initial premium is received or on the date the application is accepted, whichever is later. Any monthly deductions due will be taken on the Monthly Payment Date on or next following the date we become obligated. The initial premium must be received within 20 days after the Policy is issued, although we may waive the 20 day requirement at our discretion. If the initial premium is not received or the application is rejected by us, the Policy will be cancelled and any partial premium received will be refunded.

  Subject to our approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if the Insured's lower issue Age results in lower cost of insurance rates. If the Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period and will be applied as of the later of the Policy Date or the date the initial premium is received at our Home Office. Monthly deductions will be made for the period the Policy Date is backdated.

  Insureds are assigned to underwriting (insurance risk) classes which are used in calculating the cost of insurance charges. In assigning Insureds to underwriting classes, we will normally use the medical or paramedical underwriting method, which may require a medical examination of a proposed Insured, although other forms of underwriting may be used when deemed appropriate by us.

Premiums

  The Policy is a flexible-premium policy, and it provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion. We usually require you to pay a minimum initial premium equal to at least 25% of the sum of the Policy's monthly deductions plus premium load for the first year, which will be based upon your Policy's Face Amount and the Age, smoking status, gender (unless unisex cost of insurance rates apply, (see "Charges and Deductions: Cost of Insurance")), and underwriting class of the Insured. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments. The Policy, therefore, provides you with the flexibility to vary premium payments to reflect varying financial conditions.

  When applying for a Policy, you will determine a Planned Periodic Premium that provides for the payment of level premiums over a specified period of time. You will receive a premium reminder notice, or a listbill for multiple policies, on an annual, semiannual, or quarterly basis, or, if a listbill, a monthly basis, at your option; however, you are not required to pay Planned Periodic Premiums. Premiums may be paid monthly under the Uni-check plan electronic funds transfer where you authorize us to withdraw premiums from your checking account each month. The minimum initial premium required must be paid before the Uni-check plan will be accepted by us. You may elect the day each month on which premiums are paid under the Uni-check plan, provided the day elected is between the 4th and the 28th day of the month. If you do not elect a payment day, the day on which premiums are paid will be the Monthly Anniversary.

  Payment of the Planned Periodic Premium will not guarantee that your Policy will remain in force. Instead, the continuation of your Policy depends upon your Policy's Accumulated Value. Even if Planned Periodic Premiums are paid, your Policy will lapse any time Accumulated Value less Policy Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment. See "Lapse".

  Any premium payment must be for at least $50. We also may reject or limit any premium payment that would result in an immediate increase in the net amount at risk under the Policy, although such a premium may be accepted with satisfactory evidence of insurability. See "Charges and Deductions: Cost of Insurance". If satisfactory evidence of insurability is not received, the payment, or a portion thereof, may be returned. All or a portion of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by federal tax law for Policy Owners electing the guideline premium test.

  The amount, frequency and period of time over which you pay premiums may affect whether the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions than conventional life insurance contracts. Accordingly, variations from the Planned Periodic Premiums on a Policy that is not otherwise a modified endowment contract may result in the Policy becoming a modified endowment contract for tax purposes.

  In order for your Policy to avoid being treated as a modified endowment contract, the sum of the premiums paid less a portion of any Partial Withdrawals may not exceed the "seven pay premium" limit as defined in the Internal Revenue Code ("IRC"). (See "Federal Income Tax Considerations"). If we receive any premium payment that we believe, if applied to your Policy in that Policy year, would cause your Policy to become a modified endowment contract, the portion of the payment that we believe would cause your Policy to become a modified endowment contract will not be applied to your Policy but will be returned to you, unless you had previously notified us that payments that cause your Policy to become a modified endowment contract may be accepted by us and applied to your Policy. However, for premium payments received by us at our Home Office within 20 days before the upcoming Annual Anniversary of your Policy, we may apply the portion of the premium payment that we believe would cause your Policy to become a modified endowment contract to your Policy on the upcoming Annual Anniversary.

  Certain charges will be deducted from each premium payment. See "Charges and Deductions". The remainder of the premium, known as the net premium, will be allocated as described below under "Allocation of Net Premiums." Except in Texas, additional payments will first be treated as repayments of Policy Debt unless you request otherwise. Any portion of a payment that exceeds the amount of Policy Debt will be applied as an additional premium payment.

Allocation of Net Premiums

  In your application for the Policy, you select the Investment Options to which net premium payments will be allocated. When your application is approved and your Policy is issued, your Accumulated Value will be automatically allocated according to your instructions contained in your application, or more recent written instructions, if any (except for amounts allocated to the Loan Account to secure any Policy loan). However, if your Policy is delivered before all of our requirements necessary for the Policy to be considered in force have been met, the net premium will be allocated to the Money Market Account until the requirements are received by our Home Office.

  For residents of states that require a refund of premium to an Owner who returns the Policy during the Free-Look Period, net premiums received prior to the Free-Look Transfer Date will be allocated to the Money Market Variable Account (except for amounts allocated to the Loan Account to secure any Policy loan). The Free-Look Transfer Date is 15 days after the Policy is issued or 45 days after the application is signed, or, if longer, when all requirements are received by the Home Office for the Policy to be considered in force. Net premiums received on and after the Free-Look Transfer Date will be allocated upon receipt among the Investment Options according to your most recent instructions.

  You may change the allocation of net premiums by submitting a proper written request to our Home Office. Changes in net premium allocation instructions may be made by telephone if a properly completed Authorization for Telephone Requests has been filed at our Home Office. We reserve the right to discontinue telephone net premium allocation instructions.

Portfolio Rebalancing

  You may direct us to automatically re-set the percentage of your Accumulated Value allocated to each Variable Account at a predetermined level. This process is called portfolio rebalancing. (The Fixed Account is not available for portfolio rebalancing.) Over time, the variations in each Variable Account's investment results will shift the percentage allocations of your Accumulated Value. The portfolio rebalancing feature will automatically transfer your Accumulated Value among the Variable Accounts back to the preset percentages. Rebalancing can be made quarterly, semi-annually or annually, measured from your Policy Date ("frequency period"). Rebalancing may result in transferring amounts from a Variable Account with relatively higher investment performance to a Variable Account with relatively lower investment performance.

  You may initiate portfolio rebalancing by sending our Home Office a signed, written request in good form or a properly completed Automatic Portfolio Rebalancing form. You must specify the frequency for rebalancing and a beginning date. The first rebalancing will usually occur on your Monthly Payment Date that starts the frequency period you elected and that occurs on or follows the beginning date you elected. If you stop portfolio rebalancing, you must wait 30 days to begin again. Portfolio rebalancing cannot be used with the Dollar Cost Averaging Option.

  We do not currently charge for the Portfolio Rebalancing program or for transfers made under this program.

  We may modify, terminate or suspend the portfolio rebalancing feature at any time.

Dollar Cost Averaging Option

  We currently offer an option under which you may dollar cost average your allocations in the Variable Accounts under your Policy by authorizing us to make periodic allocations of Accumulated Value from any one Variable Account to one or more of the other Variable Accounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market values. The option will result in the allocation of Accumulated Value to one or more Variable Accounts, and these amounts will be credited at the Accumulation Unit values as of the end of the Valuation Dates on which the transfers are processed. Since the value of Accumulation Units will vary, the amounts allocated to a Variable Account will result in the crediting of a greater number of units when the Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Similarly, the amounts transferred from a Variable Account will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

  A Dollar Cost Averaging Request form is available upon request. To elect the Dollar Cost Averaging option, your Accumulated Value in the Variable Account from which the Dollar Cost averaging transfers will be made must be at least $5,000. After we have received a Dollar Cost Averaging Request in proper form at our Home Office, we will transfer Accumulated Value in amounts you designate from the Variable Account from which transfers are to be made to the Variable Account or Accounts you choose. The minimum amount that may be transferred to any one Variable Account is $50. After your initial net premium is allocated according to your instructions, the first transfer will be effected on your Policy's Monthly, Quarterly, Semi-Annual, or Annual Anniversary, whichever period you select, coincident with or next following receipt at our Home Office of a Dollar Cost Averaging Request in proper form. Subsequent transfers will be effected on the following Monthly, Quarterly, Semi-Annual, or Annual Anniversary for so long as you designate, until the total amount elected has been transferred, until Accumulated Value in the Variable Account from which transfers are made has been depleted, or until your Policy enters the Grace Period. Amounts periodically transferred under this option will not be subject to any transfer charges that may be imposed by us in the future, except as may be required by applicable law.

  We do not currently charge you for the Dollar Cost Averaging Option, and will not charge you for transfers made under this Option, even if we decide to charge you in the future for transfers outside the Option, except if we have to by law.

  You may instruct us at any time to terminate this option by written request to our Home Office. We may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time.

Transfer of Accumulated Value

  After your initial net premium is allocated to the Investment Options you choose and upon proper written request to our Home Office, you may transfer Accumulated Value among the Variable Accounts. Transfers (other than transfers in connection with the Dollar Cost Averaging Option) may be made by telephone if a properly completed Authorization For Telephone Requests form is on file at our Home Office. Currently, there are no limitations on the number of transfers between Variable Accounts, no minimum amount required for a transfer, nor any minimum amount required to be remaining in a given Variable Account after a transfer (except as required under the Dollar Cost Averaging Option). No transfer may be made if your Policy is in the Grace Period and a payment required to avoid lapse is not paid. See "Lapse". No charges are currently imposed upon such transfers. We reserve the right, however, at a future date to limit the size of transfers and remaining balances, to assess transfer charges, to limit the number and frequency of transfers, and to suspend and discontinue telephone transfers.

  Subject to certain restrictions, Accumulated Value may also be transferred from the Variable Accounts to the Fixed Account after your initial net premium is allocated to the Investment Options you choose; however, such a transfer will only be permitted in the Policy Month preceding your Policy Anniversary, except that if you reside in Connecticut, Georgia, Maryland, North Carolina, North Dakota, or Pennsylvania, you may make such a transfer at any time during the first 18 Policy Months. Transfers from the Fixed Account to the Variable Accounts are restricted as described in "The Fixed Account".

Death Benefit

  When your Policy is issued, we will determine the initial amount of insurance based on the instructions provided in your application. That amount will be shown on the specifications page of your Policy and is called the "Face Amount." The minimum Face Amount at issuance of a Policy is $50,000. We may reduce the minimum Face Amount required at issuance under certain circumstances, such as for group or sponsored arrangements or if you acquire multiple Policies on the life of the same Insured.

  For so long as your Policy remains in force, we will, upon proof of the death of an Insured, pay death benefit proceeds to a named Beneficiary. Death benefit proceeds will consist of the death benefit under the Policy, plus any death benefit proceeds on the life of the Insured provided by rider, reduced by any outstanding Policy Debt (and, if in the Grace Period, any overdue charges).

  You will have one or two elections in determining the death benefit under a Policy. First, you will choose the death benefit qualification test, which is the method for qualifying the Policy as a life insurance contract for purposes of federal tax law. Two tests are available under the Policy. Once elected, the death benefit qualification test cannot be changed for the duration of your Policy. As described below, the available death benefit qualification tests are the cash value accumulation test and the guideline premium test. Generally, an applicant designates the death benefit election or option in the application. If no option is designated, we will assume the guideline premium test Option A has been selected.

  Cash Value Accumulation Test. The death benefit will be determined with reference to the requirements for the cash value accumulation test for qualifying a Policy as a life insurance contract under IRC Section 7702. For Policy Owners choosing the cash value accumulation test, the death benefit will be equal to the Face Amount or, if greater, Accumulated Value (determined as of the end of the Valuation Period during which the Insured dies) divided by the "net single premium" that would purchase $1 of future benefits under the Policy. Generally, the cash value accumulation test requires that under the terms of a life insurance policy, the death benefit must be sufficient so that the cash surrender value, as defined in IRC Section 7702, does not at any time exceed the net single premium required to fund the future benefits under the policy. The net single premiums under the Policy vary according to the Age, sex, and underwriting classification of the Insured, and the resulting death benefit determined by using the net single premium will be at least equal to the amount required for the Policy to be deemed life insurance under IRC
Section 7702. The net single premium is calculated using a four percent interest rate or, if higher, the contractually guaranteed interest rate and using mortality charges specified in the prevailing commissioners standard tables as of the time the Policy is issued. The net single premium that would purchase $1 of future benefits under the Policy for a male Insured, Age 40, is
0.2966. A table showing net single premiums that would purchase $1 of future benefits under the Policy for Insureds in a standard underwriting classification is in Appendix A to this Prospectus.

  Guideline Premium Test. The death benefit will be determined with reference to the requirements for the guideline premium test for qualifying a Policy as a life insurance contract under the Internal Revenue Code. If you choose this test you will be given another election under the Policy--to select one of two death benefit options: Option A or Option B. Subject to certain restrictions, you can change the death benefit option selected. So long as your Policy remains in force, the death benefit under either option will never be less than the Face Amount of your Policy.

  Option A. Under Option A, the death benefit will be equal to the Face Amount of your Policy or, if greater, Accumulated Value (determined as of the end of the Valuation Period during which the Insured dies) multiplied by a death benefit percentage. The death benefit percentages vary according to the Age of the Insured and will be at least equal to the cash value corridor in IRC
Section 7702. The death benefit percentage is 250% for an Insured at Age 40 or under, and it declines for older Insureds. A table showing the death benefit percentages is in Appendix B to this Prospectus.

  Option B. Under Option B, the death benefit will be equal to the Face Amount of your Policy plus your Accumulated Value (determined as of the end of the Valuation Period during which the Insured dies) or, if greater, Accumulated Value multiplied by a death benefit percentage. The specified percentage is the same as that used in connection with Option A and as stated in Appendix B. The death benefit under Option B will always vary as Accumulated Value varies.

  Comparison of Death Benefit Elections. There are two main differences between the cash value accumulation test and the guideline premium test. First, the guideline premium test limits the amount of premium that may be paid into a Policy. No such limits apply under the cash value accumulation test. (However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us.) Second, the factors that determine the minimum death benefit relative to the Policy's Accumulated Value are different. Required increases in the minimum death benefit due to growth in Accumulated Value will generally be greater under the cash value accumulation test than under the guideline premium test.

  If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. If you do not desire to pay premiums in excess of the guideline premium test limitations you should consider the guideline premium test. Favorable investment performance will be reflected in increasing Accumulated Value to the greatest degree under the guideline premium test Option A. At times, favorable investment performance will be reflected in increasing insurance coverage to the greatest degree under the guideline premium test Option B; at other times, insurance coverage will be greater under the cash value accumulation test. Applicants for a Policy should consult a qualified tax adviser in choosing a death benefit election.

  The following examples demonstrate the determination of death benefits under Options A and B of the guideline premium test and under the cash value accumulation test. The examples show three Policies-- Policies I, II, and III-- with the same Face Amount, but Accumulated Values that vary as shown, and which assume a male Insured, Age 40, at the time of calculation of the death benefit and that there is no outstanding Policy Debt.

                                                          Policy    Policy
                                               Policy I     II       III
                                               --------  --------  --------
      Face Amount............................. $100,000  $100,000  $100,000
      Accumulated Value....................... $ 25,000  $ 50,000  $ 75,000
      Death Benefit Percentage................      250%      250%      250%
      Net Single Premium Factor...............   0.2966    0.2966    0.2966
      Death Benefit Under Option A............ $100,000  $125,000  $187,500
      Death Benefit Under Option B............ $125,000  $150,000  $187,500
      Death Benefit Under Cash Value
       Accumulation Test...................... $100,000  $168,577  $252,866

  Payment of Death Benefit Proceeds. All calculations of death benefit will be made as of the end of the Valuation Period during which the Insured dies. Death benefit proceeds may be paid to a Beneficiary in a lump sum or under a payment plan offered under the Policy. The Policy should be consulted for details.

Changes in Guideline Premium Test Death Benefit Option

  If you elect the guideline premium test (and not the cash value accumulation test), you may request that the death benefit under the Policy be changed from Option A to Option B, or from Option B to Option A. Changes in the death benefit option may be made only once per Policy Year after the fifth Policy Year, and should be made in writing to our Home Office. A change from Option B to Option A may be made without evidence of insurability; a change from Option A to Option B will require evidence of insurability satisfactory to us. The effective date of any such change shall be the next Monthly Payment Date after the change is accepted.

  A change in the death benefit from Option A to Option B will result in a reduction in the Face Amount of your Policy by the amount of your Policy's Accumulated Value, with the result that the death benefit payable under Option B at the time of the change will equal that which would have been payable under Option A immediately prior to the change. The change in option will affect the determination of the death benefit from that point on since Accumulated Value will then be added to the new Face Amount, and the death benefit will then vary with Accumulated Value. This change will not be permitted if it would result in a Face Amount of less than $50,000, although we reserve the right to waive this minimum under certain circumstances, such as for group or sponsored arrangements. A charge of $100 will be deducted from your Accumulated Value in the Investment Options on a prorata basis on the effective date of the change to cover the cost of processing the request.

  A change in the death benefit from Option B to Option A will result in an increase in the Face Amount of your Policy by the amount of your Policy's Accumulated Value, with the result that the death benefit payable under Option A at the time of the change will equal that which would have been payable under Option B immediately prior to the change. However, the change in option will affect the determination of the death benefit from that point on since your Accumulated Value will no longer be added to the Face Amount in determining the death benefit. From that point on, the death benefit will equal the new Face Amount (or, if greater, the Accumulated Value times the applicable specified percentage). No charge will be made on a change from Option B to Option A.

  A change in death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk, which generally is the amount by which the death benefit exceeds Accumulated Value. See "Charges and Deductions: Cost of Insurance". Assuming that the Policy's death benefit would not be equal to Accumulated Value times a death benefit percentage under either Option A or B, changing from Option B to Option A will generally result in a decreasing net amount at risk, and therefore will decrease the cost of insurance charges relatively. Changing from Option A to Option B will generally result in a net amount at risk that remains level. Such a change, however, will result in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

Change in Death Benefit by Us

  We reserve the right to reduce the death benefit under a Policy by requiring Partial Withdrawals in order to maintain the net amount at risk at an amount that will not exceed three times the death benefit on the Policy Date. The net amount at risk is the difference between the death benefit and the Accumulated Value. Similarly, we reserve the right to require Partial Withdrawals or otherwise to distribute amounts under a Policy in order to comply with tax-related requirements. Such withdrawals or other distributions may be taxable to you in whole or in part. See "Federal Income Tax Considerations". The $25 withdrawal fee will not be assessed on Partial Withdrawals we require.

  We reserve the right to increase the death benefit if required for a Policy to be deemed a life insurance contract under the IRC.

Decrease in Face Amount

  You may request a decrease in the Face Amount under a Policy subject to our approval. A decrease in Face Amount may only be made once per Policy Year, and only after the fifth Policy Year. Decreasing the Face Amount could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the death benefit election you choose and whether, and the degree to which, the death benefit under your Policy exceeds the Face Amount prior to the decrease. Decreasing the Face Amount could affect the subsequent level of the death benefit while your Policy is in force and the subsequent level of Policy values. A decrease in Face Amount may decrease the net amount at risk, which will decrease your cost of insurance charge.

  Any request for a decrease in Face Amount must be made by written application to our Home Office. It will become effective on the Monthly Payment Date on or next following the date we receive your written request at our Home Office. If you are not the Insured, we will also require the consent of the Insured before accepting a request.

  A decrease will not be permitted if the Face Amount would fall below $50,000, although we reserve the right to waive the minimum Face Amount under certain circumstances, such as for group or sponsored arrangements or if you have multiple Policies on the life of the same Insured. No charge will be deducted in connection with a decrease. If a decrease in the Face Amount would result in total premiums paid exceeding the premium limitations prescribed under tax law to qualify your Policy as a life insurance contract, we will refund to you the amount of such excess above the premium limitations. These refunds may be taxable in whole or in part. See "Federal Income Tax Considerations".

  We reserve the right to disallow a requested decrease, and will not permit a requested decrease, among other reasons, (1) if compliance with the guideline premium limitations under tax law resulting from the requested decrease would result in immediate termination of your Policy, or (2) if, to effect the requested decrease, payments to you would have to be made from Accumulated Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Net Cash Surrender Value under your Policy. Increases in Face Amount are not available under your Policy unless state law requires otherwise.

Policy Values

  Accumulated Value. Your Accumulated Value is the sum of the amounts under the Policy held in each Investment Option, as well as the amount set aside in the Loan Account, including any accrued earned interest, to secure any Policy Debt.

  On each Valuation Date, the portion of your Accumulated Value allocated to any particular Variable Account will be adjusted to reflect the investment experience of that Variable Account. On each Monthly Payment Date, the portion of your Accumulated Value allocated to a particular Investment Option also will be adjusted to reflect the assessment of the monthly deduction. See "Determination of Accumulated Value". No minimum amount of Accumulated Value is guaranteed. You bear the risk for the investment experience of Accumulated Value allocated to the Variable Accounts.

  Cash Surrender Value. The Cash Surrender Value of your Policy equals your Accumulated Value less the underwriting surrender charge. Thus, your Accumulated Value will exceed your Policy's Cash Surrender Value by the amount of the underwriting surrender charge. Once the surrender charge has expired, your Accumulated Value will equal the Cash Surrender Value.

  Net Cash Surrender Value. The Net Cash Surrender Value of your Policy equals your Cash Surrender Value less any outstanding Policy Debt. You can surrender your Policy at any time while the Insured is living and receive your Net Cash Surrender Value. See "Surrender".

Determination of Accumulated Value

  Although the death benefit under your Policy can never be less than your Policy's Face Amount, your Accumulated Value will vary to a degree that depends upon several factors, including investment performance of the Variable Accounts to which your Accumulated Value has been allocated, payment of premiums, the amount of any outstanding Policy Debt, Partial Withdrawals, and the charges assessed in connection with your Policy.

  The amounts allocated to the Variable Accounts will be invested in shares of the corresponding Portfolios of the Fund. The investment performance of each Variable Account will reflect increases or decreases in the net asset value per share of the corresponding Portfolio and any dividends or distributions declared by a Portfolio. Any dividends or distributions from any Portfolio of the Fund will be automatically reinvested in shares of the same Portfolio, unless we, on behalf of the Separate Account, elect otherwise.

  Assets in the Variable Accounts are divided into accumulation units, which are a measure of value used for bookkeeping purposes. When you allocate net premiums to a Variable Account, the Policy is credited with accumulation units. In addition, other transactions including loans, a surrender, Partial Withdrawals, transfers, and assessment of charges against your Policy affect the number of accumulation units credited to your Policy. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the unit value of the affected Variable Account. The unit value of each Variable Account is determined on each Valuation Date at or about 4:00 p.m. Eastern time. The number of units credited will not change because of subsequent changes in unit value.

  The accumulation unit value of each Variable Account's unit initially was $10. The unit value of a Variable Account on any Valuation Date is calculated by adjusting the unit value from the previous Valuation Date for (1) the investment performance of the Variable Account, which is based upon the investment performance of the corresponding Portfolio of the Fund, (2) any dividends or distributions paid by the corresponding Portfolio, and (3) the charges, if any, we may assess for income taxes attributable to the operation of the Variable Account.

Policy Loans

  You may borrow money from us using your Policy as the only security for the loan by submitting a proper written request to our Home Office. We may in our discretion permit loans to be made by telephone if a properly completed Authorization For Telephone Requests has been filed at our Home Office. A loan may be taken any time your Policy is in force. The minimum loan that can be taken at any time is $500 ($200 in Connecticut, $250 in Oregon). The maximum amount that can be borrowed at any time is the greater of (1) 90% of your Policy's Accumulated Value allocated to the Variable Accounts and 100% of Accumulated Value allocated to the Fixed Account, less any underwriting surrender charges that would be imposed if your Policy were surrendered on the date the loan is taken, or (2) 100% of the product of (a X b/c - d) where (a) equals your Policy's Accumulated Value less any surrender charge that would be imposed if your Policy were surrendered on the date the loan is taken and less 12 times the current monthly deduction; (b) equals 1 plus the annual loan interest rate credited; (c) equals 1 plus the annual loan interest rate currently charged; and (d) equals any existing Policy Debt.

  When you take a loan, an amount equal to the loan is transferred out of your Accumulated Value in the Investment Options into the Loan Account to secure the loan. Unless you request otherwise, loan amounts will be deducted from the Investment Options in the proportion that each bears to your Accumulated Value less Debt.

  The Policy loan annual effective interest rate is 4.75% per year for the first 10 years and 4.25% thereafter. We will credit interest monthly on any Policy Debt to secure the loan at an annual effective rate of 4.0%.

  You may repay all or part of the loan at any time while your Policy is in force. Interest on a loan is accrued daily and is due for the prior year on each Policy Anniversary. If interest is not paid when due, it will be added to the amount of the loan principal and interest will begin accruing thereon from that date. An amount equal to the loan interest charged will be transferred to the Loan Account from the Investment Options on a proportional basis.

  Unless you request otherwise, any loan repayment will be transferred into the Investment Options in accordance with your most recent premium allocation instructions. In addition, on each Policy Anniversary, any interest earned on the loan balance held in the Loan Account will be transferred to each of the Investment Options in accordance with your most recent premium allocation instructions.

  While the amount to secure the loan is held in the Loan Account, you forgo the investment experience of the Variable Accounts and the current interest rate of the Fixed Account on the loaned amount. Thus a loan, whether or not repaid, will have a permanent effect on your Policy's values and may have an effect on the amount and duration of the death benefit. If not repaid, the Policy Debt will be deducted from the amount of death benefit paid upon the death of the Insured, the Cash Surrender Value upon surrender or maturity, or the refund of premium upon exercise of the Free-Look Right.

  A loan may affect the length of time your Policy remains in force. Your Policy will lapse when Accumulated Value minus Policy Debt is insufficient to cover the monthly deduction against your Policy's Accumulated Value on any Monthly Payment Date and the minimum payment required is not made during the Grace Period. Moreover, your Policy may enter the Grace Period more quickly when a loan is outstanding, because the loaned amount is not available to cover the monthly deduction. Additional payments or repayment of a portion of Policy Debt may be required to keep the Policy in force. See "Lapse".

  A loan will not be treated as a distribution from your Policy and will not result in taxable income to you unless your Policy is a modified endowment contract, or unless the Policy is surrendered or upon maturity or lapse of the Policy, in which case a loan will be treated as a distribution that may give rise to taxable income.

  For information on the tax treatment of loans, see "Federal Income Tax Considerations".

Benefits at Maturity

  If the Insured is living on the Maturity Date, we will pay you, as an endowment benefit, your Accumulated Value, reduced by any Policy Debt. Payment ordinarily will be made within seven days of your Policy Anniversary, although payments may be postponed in certain circumstances. See "Payments".

Surrender

  You may fully surrender your Policy at any time during the life of the Insured. The amount received in the event of a full surrender is your Policy's Net Cash Surrender Value, which is equal to your Accumulated Value less any applicable underwriting surrender charge and less any outstanding Policy Debt. If your Policy is surrendered during the first two years following its issuance, a portion of the sales load paid under the Policy may be refunded to you. See "Sales Load Refund".

  You may surrender your Policy by sending a written request together with your Policy to our Home Office. The proceeds will be determined as of the end of the Valuation Period during which the request for a surrender is received. You may elect to have the proceeds paid in cash or applied under a payment plan offered under the Policy. See "Payment Plan". For information on the tax effects of a surrender of a Policy, see "Federal Income Tax Considerations".

Partial Withdrawal Benefit

  We offer a partial surrender benefit by which you can obtain a portion of your Net Cash Surrender Value called the Partial Withdrawal Benefit. The Partial Withdrawal Benefit is available on and after the first Policy Year. Under this Benefit, you may make "Partial Withdrawals" of your Net Cash Surrender Value. There is no limit on the number of Partial Withdrawals that may be taken after the first Policy Anniversary. There is a $25 withdrawal fee for Partial Withdrawals. The fee will be deducted from your Policy's Accumulated Value in the Investment Options in the same proportion as the withdrawal amount. If you have elected to receive systematic withdrawals as described below, the withdrawal fee is currently waived on each systematic withdrawal following the first systematic withdrawal.

  Partial Withdrawals must be for at least $500, and your Policy's Net Cash Surrender Value after the withdrawal must be at least $500. If there is any Policy Debt, the maximum Partial Withdrawal is limited to the excess, if any, of the Cash Surrender Value immediately prior to the withdrawal over the result of the Policy Debt divided by 90%.

  You may make a Partial Withdrawal by submitting a proper written request to our Home Office. As of the effective date of any withdrawal, your Accumulated Value, Cash Surrender Value, and Net Cash Surrender Value will be reduced by the amount of the withdrawal. The amount of the withdrawal will be allocated proportionately to your Accumulated Value in the Investment Options unless you request otherwise. If, after a withdrawal is effected, we are notified that the Insured died after the request for the withdrawal was sent to us and prior to the withdrawal being effected, the amount of the withdrawal will be deducted from the death benefit. Under these circumstances, the death benefit will be determined without taking into account the withdrawal.

  When a Partial Withdrawal is made on a Policy on which you have selected the cash value accumulation test or guideline premium test death benefit Option A, the Face Amount under the Policy is decreased by the lesser of (1) the amount of the Partial Withdrawal or (2) if the death benefit prior to the withdrawal is greater than the Face Amount, the amount, if any, by which the Face Amount exceeds the difference between the death benefit and the amount of the Partial Withdrawal. A Partial Withdrawal will not change the Face Amount of a Policy on which you have selected guideline premium test death benefit Option B. However, assuming that the death benefit is not equal to Accumulated Value times a death benefit percentage, the Partial Withdrawal will reduce the death benefit by the amount of the Partial Withdrawal. To the extent the death benefit is based upon the Accumulated Value times the death benefit percentage applicable to the Insured, a Partial Withdrawal may cause the death benefit to decrease by an amount greater than the amount of the Partial Withdrawal. See "Death Benefit".

  Systematic Withdrawals. You may elect to receive systematic Partial Withdrawals after the first Policy Year while the Policy is in force by sending a Preauthorized Scheduled Withdrawal Request form to us at our Home Office. You will be requested to designate the systematic withdrawal amount as a specified dollar amount, and the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually, or annually. The day of the month that you wish each systematic Partial Withdrawal to be effected may also be elected provided the scheduled day elected is not later than the 28th of a month. Systematic Partial Withdrawals may be stopped or modified upon your proper written request, received by us at least 30 days in advance. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

  Each systematic withdrawal must be at least $100. Each systematic withdrawal will be effected as of the end of the Valuation Period during which the withdrawal is scheduled. Unless you specify otherwise, the deduction caused by the systematic Partial Withdrawal will be allocated proportionately from your Accumulated Value in the Investment Options. If a systematic Partial Withdrawal would cause the Net Cash Surrender Value to fall below $500, the amount withdrawn will be reduced to the amount available and systematic Partial Withdrawals will automatically terminate. We will notify you of the termination.

  We may, at any time, change the minimum amount for any systematic withdrawals, impose or increase remaining minimum balances, and limit the number or frequency of requests for modifying systematic Partial Withdrawals.

  Tax Treatment. Receipt of proceeds from a Partial Withdrawal may result in taxable income to you in the year in which the withdrawal is made, and, if the Policy is classified as a modified endowment contract, may result in a 10% additional tax for Owners who are under 59 1/2 years old. For more information on the tax treatment of Partial Withdrawals, see "Federal Income Tax Considerations".

Right to Examine a Policy--Free-Look Right

  You have a Free-Look Right, under which your Policy may be returned within 10 days after you receive it (15 days in Colorado; 20 days in North Dakota; and 30 days if you are a resident of California and age 60 or older), 10 days after we mail or deliver this notice of right of withdrawal included in this prospectus, or within 45 days after you sign the application for insurance, whichever is latest. However, in Pennsylvania, you have a different Free-Look Right under which your Policy may be returned only within 10 days after you receive it. Certain states require different Free-Look Rights if you purchase the Policy in exchange for another policy, in which case we will notify you of your Right. It can be mailed or delivered to us or our agent. The returned Policy will be treated as if we never issued it and, except as indicated below, we will refund any charges deducted from premiums received, any net premium allocated to the Fixed Account, plus the sum of your Policy's Accumulated Value allocated to the Variable Accounts as of the end of the Valuation Period in which the Policy is received plus any Policy Charges and Fees deducted from the Policy's Accumulated Value in the Variable Accounts. If you have taken a loan during the Free-Look Period, your Policy Debt will be deducted from the amount refunded.

  If you reside in a state that requires us to return premium payments to Policy Owners who exercise the Free-Look Right, we will refund the full amount of the premium paid. Any Policy Debt will be deducted from the amount refunded. Prior to the Free-Look Transfer Date, net premiums will be allocated to the Money Market Variable Account, which invests in the Money Market Portfolio of the Fund (except for amounts allocated to the Loan Account to secure a Policy loan). See "Allocation of Net Premiums".

Lapse

  Your Policy will lapse only when your Accumulated Value less Policy Debt is insufficient to cover the current monthly deduction on a Monthly Payment Date, and a Grace Period expires without you making a sufficient payment. If your Accumulated Value less Policy Debt is insufficient to cover the current monthly deduction on a Monthly Payment Date, you must pay during the Grace Period a minimum of three times the full monthly deduction due on the Monthly Payment Date when the insufficiency occurred to avoid termination of your Policy. We will not accept any payment if it would cause your total premium payments to exceed the maximum permissible premium for your Policy's Face Amount under the IRC. This is unlikely to occur unless you have outstanding Policy Debt, in which case you could repay a sufficient portion of the Policy Debt to avoid termination. In this instance, you may wish to repay a portion of Policy Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums for the Policy's Face Amount, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse.

  If your Accumulated Value less Policy Debt is insufficient to cover the monthly deduction on a Monthly Payment Date, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment required to keep your Policy in force. You will then have a "Grace Period" of 61 days, measured from the date the notice is sent, to make the required payment. Your Policy will remain in force through the Grace Period. Failure to make the required payment within the Grace Period will result in termination of coverage under your Policy, and your Policy will lapse with no value. However, if your Policy lapses during the first 2 years from issuance, we will pay you any sales load refund to which you are entitled. If the required payment is made during the Grace Period, any premium paid will be allocated among the Investment Options in accordance with your current premium allocation instructions. Any monthly deduction due will be charged to the Investment Options on a proportionate basis. If the Insured dies during the Grace Period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the commencement of the Grace Period, reduced by any unpaid monthly deductions, any sales load refund already paid, and any Policy Debt.

Reinstatement

  We will reinstate a lapsed Policy (but not a Policy which has been surrendered for its Net Cash Surrender Value) at any time within five years after the end of the Grace Period but before the Maturity Date provided we receive the following: (1) your written application; (2) evidence of insurability satisfactory to us; and (3) a premium equal to all monthly deductions that were due and unpaid during the Grace Period, payment of a premium at least sufficient to keep the Policy in force for three months after the date of reinstatement, and payment of any excess sales load refunded to you at the time the Policy lapsed.

  When your Policy is reinstated, your Accumulated Value will be equal to your Accumulated Value on the date of the lapse subject to the following: If the Policy is reinstated after the first Monthly Payment Date following lapse, the Accumulated Value will be reduced by the amount of Policy Debt on the date of lapse and no Policy Debt will exist on the date of the reinstatement. If your Policy is reinstated on your Monthly Payment Date next following lapse, any Policy Debt on the date of lapse will also be reinstated. No interest on amounts held in the Loan Account to secure Policy Debt will be paid or credited between lapse and reinstatement. Reinstatement will be effective as of the Monthly Payment Date on or next following the date of our approval, and Accumulated Value minus, if applicable, Policy Debt will be allocated among the Investment Options in accordance with your most recent premium allocation instructions.

                             CHARGES AND DEDUCTIONS

Premium Load

  A premium load is deducted from each premium payment under your Policy prior to allocation of the net premium to your Accumulated Value. The premium load consists of the following items:

  Sales Load. For purposes of assessing the sales load, premiums are measured in terms of Target Premiums. The Target Premium is set forth in your Policy. The sales load is based on Target Premiums and varies with the death benefit election. The maximum sales load assessed upon Target Premiums received under a Policy are shown in the chart below.

                                Sales Load Under Option A
                                     and Cash Value       Sales Load Under
      Target Premiums               Accumulation Test         Option B
      ---------------           ------------------------- ----------------
      1 through 3..............            25%                  30%
      4 through 10.............             4%                   4%
      11 and thereafter........             2%                   2%

  The sales load is deducted to compensate us for the cost of distributing the Policies. The amount derived by us from the sales load is not expected to be sufficient to cover the sales and distribution expenses in connection with the Policies. To the extent that sales and distribution expenses exceed sales loads, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risks and from mortality gains.

  We may reduce or waive the sales load on Policies sold to the directors or employees of us and our affiliates or to trustees or any employees of the Fund.

  State and Local Tax Charge. A charge equal to 2.35% is assessed against each premium to pay applicable state and local premium taxes. Premium taxes vary from state to state, and in some instances, among municipalities. The 2.35% rate approximates the average tax rate expected to be paid on premiums from all states. We reserve the right to change the premium tax charge to reflect changes in the law.

Sales Load Refund

  If a Policy is surrendered for its Net Cash Surrender Value or your Policy lapses at any time during the first two years following its issuance, a portion of the sales load paid under your Policy may be refunded. This refund will be paid only for premiums paid in the first two years following issuance of the Policy. We will refund the excess of the sales load charged over the sum of (1) 30% of the premiums paid during the first two years of issuance up to one Guideline Annual Premium, plus (2) 10% of the premiums paid during the first two years of issuance that exceed one Guideline Annual Premium by up to one Guideline Annual Premium, plus (3) 9% of actual premium payments paid during the first two years from issuance in excess of two times the Guideline Annual Premium.

  The operation of the sales load refund is illustrated by the following example. Assume the Policy Owner has paid $5,000 in premiums under a Policy which has a Guideline Annual Premium of $3,000 and a Target

Premium of $2,500, and has elected Death Benefit Option B under the Guideline Annual Premium Test, and assume that the Policy Owner decides to surrender his or her Policy during the second year from issuance. Under the formula described above, the maximum sales load allowable is the sum of $900 (30% of $3,000) and $200 (10% of $2,000), or $1,100. Since a sales load of $1,500 (30% of $5,000)
was deducted from premiums when received, a refund of $400 ($1,500 - $1,100) will be payable to the Policy Owner.

Deductions from Accumulated Value

  A charge called the monthly deduction is deducted from your Policy's Accumulated Value in the Investment Options beginning on the Monthly Payment Date on or next following the date we first become obligated under the Policy and on each Monthly Payment Date thereafter. Unless you request otherwise, the monthly deduction will be deducted from the Investment Options on a prorata basis. The monthly deduction consists of the following items:

  Cost of Insurance. This monthly charge compensates us for providing life insurance coverage for the Insured. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under your Policy at the beginning of the Policy Month. The net amount at risk for these purposes is equal to the amount of death benefit payable at the beginning of the Policy Month divided by 1.004074 (a discount factor to account for return deemed to be earned during the month) less the Accumulated Value at the beginning of the Policy Month.

  The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than certain of the 1980 Commissioners Standard Ordinary Mortality Tables (and where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Mortality Table B). These rates are based on the Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates, and we may also charge current rates in the future. Like the guaranteed rates, the current rates also vary with the Age, gender, where permissable, and underwriting class of the Insured. In addition, they also vary with the Insured's smoking status and the policy duration. The cost of insurance rate generally increases with the Age of the Insured.

  Administrative Charge. A monthly administrative charge is deducted equal to $25 in each of the first 12 Policy Months and which varies with the size of a Policy's Face Amount thereafter. For Face Amounts of less than $100,000, the charge is equal to $8 per month; for Face Amounts of $100,000 and less than $500,000, the charge is equal to $5 per month. There is no charge for Face Amounts of $500,000 or more. For purposes of this charge, only the initial Face Amount is considered. The administrative charge is assessed to reimburse us for the expenses associated with administration and maintenance of the Policies. The administrative charge is guaranteed never to exceed $25 during the first 12 Policy Months and $10 per month thereafter. We do not expect to profit from this charge.

  The administrative charge will be waived on the second or subsequent Policies you acquire on the life of the Insured who is the same Insured as on the initial Policy and that Policy is in force. However, a one-time charge of $100 will be assessed upon issuance to cover processing costs on the second and subsequent Policies.

  Mortality and Expense Risk Charge. A monthly charge is deducted for mortality and expense risks that we assume. During the first ten Policy Years, this charge is equal to .000625 multiplied by a Policy's Accumulated Value in the Investment Options, which is equivalent to an annual rate of .75% of such amount. During the 11th through 20th Policy Years, the charge is equal to
 .000208333 multiplied by a Policy's Accumulated Value in the Investment Options, which is equivalent to an annual rate of .25% of such amount. After the 20th Policy Year the charge reduces to 0%. For purposes of this charge, the Accumulated Value is based upon its value on the Monthly Payment Date after the deduction of the charge for the cost of insurance and any optional insurance benefits added by rider.

  The mortality and expense risk charge is assessed to compensate us for assuming certain mortality and expense risks under the Policies. The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk assumed is that other expenses incurred in issuing and administering the Policies and operating the Separate Account will be greater than the charges assessed for such expenses. We will realize a gain from this charge to the extent it is not needed to provide the mortality benefits and expenses under the Policies, and will realize a loss to the extent the charge is not sufficient.

  Optional Insurance Benefits Charges. Charges for any optional insurance benefits added to the Policy by rider will be included in the monthly deduction or as otherwise specified in the rider and/or the Policy. See "Optional Insurance Benefits".

Underwriting Surrender Charge

  We will assess an underwriting surrender charge against Accumulated Value upon surrender of your Policy within ten years after its issuance. The underwriting surrender charge is equal to a specified amount that varies with the Age of the Insured for each $1,000 of your Policy's initial Face Amount in accordance with the following schedule:

             Issue Age                                       Charge Per $1,000
             ---------                                       -----------------
                0-30                                               $2.50
               31-40                                                3.50
               41-50                                                4.50
               51-60                                                5.50
               61-80                                                6.50

  The amount of the charge remains level for five Policy Years. After the fifth Policy Year, the charge decreases by 1.666% per month until it reaches zero at the end of the 120th Policy Month.

  The charge is based upon the Age of the Insured and the Face Amount on the Policy Date, and it does not increase as the Insured gets older or with changes in the Face Amount. For example, if an Insured Age 25 purchases a Policy with a Face Amount of $50,000 and surrenders the Policy in the third Policy Year, the underwriting surrender charge would be $125.

  The underwriting surrender charge is designed to cover the administrative expenses associated with underwriting and issuing a Policy, including the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing policy records. We do not expect to profit from the underwriting surrender charge.

Withdrawal Fee

  A withdrawal fee of $25 will be deducted proportionately from the Accumulated Value in the Investment Options each time a Partial Withdrawal occurs. If you have elected to receive systematic withdrawals, the withdrawal fee is currently waived on each systematic withdrawal following the first systematic withdrawal. We reserve the right to reinstate this fee.

Corporate and Other Purchasers

  The Policy is available for individuals and for corporations and other institutions. For certain individuals and certain corporate or other group or sponsored arrangements purchasing one or more Policies, we may reduce the amount of the sales load, underwriting surrender charge, administrative charge, or other charges where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the purchase of multiple Policies on the life of the same Insured, from the amount of the initial premium payment or payments, or the amount of projected premium payments.

Other Charges

  We may charge the Variable Accounts for federal income taxes we incur that are attributable to the Separate Account and its Variable Accounts or to our operations with respect to the Policies. No such charge is currently assessed. See "Charge for Our Income Taxes".

  We will bear the direct operating expenses of the Separate Account. Each Variable Account available to you purchases shares of the corresponding Portfolio of the underlying Fund. The Fund and each of its Portfolios incur certain charges, including the investment advisory fee, and certain operating expenses. The Fund is governed by its Board of Trustees. The Fund's expenses are not fixed or specified under the terms of the Policy, and these expenses may vary from year to year. The advisory fees and other expenses are more fully described in "AN OVERVIEW OF PACIFIC SELECT CHOICE: Fees and Expenses Paid by the Pacific Select Fund" and in the prospectus of the Fund.

Guarantee of Certain Charges

  We guarantee that certain charges will not increase. This includes the charge for mortality and expense risks, the administrative charge with respect to the guaranteed rates described above, the sales load, the guaranteed cost of insurance rates, the withdrawal fee, and the underwriting surrender charge.

Usage

  We may use any profit derived from charges imposed under the Policies for any lawful purpose, including our sales and distribution expenses not covered by the sales load.

                               OTHER INFORMATION

Federal Income Tax Considerations

  The following discussion provides a general description of the federal income tax considerations relating to the Policy. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). This discussion is not intended as tax advice. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the individual involved, tax advice may be needed by a person contemplating the purchase of the Policy. It should, therefore, be understood that these comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Policy and that special rules which are not discussed herein may apply in certain situations. Moreover, no representation is made as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations by the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules described in this discussion or that relate directly or indirectly to life insurance policies. Finally, these comments do not take into account any state or local income tax considerations which may be involved in the purchase of the Policy.

  While we believe that the Policy meets the statutory definition of life insurance under Section 7702 of the Internal Revenue Code ("IRC") and hence will receive federal income tax treatment consistent with that of traditional fixed life insurance, the area of the tax law relating to the definition of life insurance does not explicitly address all relevant issues (including, for example, the treatment of substandard risk Policies and Policies with term insurance on the Insured). We reserve the right to make changes to the Policy if changes are deemed appropriate by us to attempt to assure qualification of the Policy as a life insurance contract. If a Policy were determined not to qualify as life insurance, the Policy would not provide the tax advantages normally provided by life insurance. The discussion below summarizes the tax treatment of life insurance contracts.

  The death benefit under a Policy should be excludable from the gross income of the Beneficiary (whether the Beneficiary is a corporation, individual, or other entity) under IRC Section 101(a)(1) for purposes of the regular federal income tax and you generally should not be deemed to be in constructive receipt of the cash values, including increments thereof, under the Policy until a full surrender thereof, maturity of the Policy, or a

Partial Withdrawal. In addition, certain Policy loans and Partial Withdrawals may be taxable in the case of Policies that are modified endowment contracts. Prospective Owners that intend to use Policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate Owners should consult their tax advisers about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations and the environmental tax under IRC Section 59A. Changing the Policy Owner may also have tax consequences. Exchanging a Policy for another involving the same Insured generally will not result in the recognition of gain or loss according to IRC Section 1035(a). Changing the Insured under a Policy will, however, not be treated as a tax-free exchange under IRC Section 1035, but rather as a taxable exchange.

  Diversification Requirements. To comply with regulations under Section 817(h) of the IRC, each Portfolio of the Fund is required to diversify its investments. For details on these diversification requirements, see "Taxation" in the Fund's SAI.

  The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the separate account assets would be includable in the variable policy owner's gross income. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor [i.e., the Policy Owner], rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

  The ownership rights under your Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in your being treated as the owner of your Policy's pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Policy, as deemed appropriate by us, to attempt to prevent you from being considered the owner of your Policy's pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Fund will not have to change any Portfolio's investment objective or investment policies.

  Tax Treatment of Policies. IRC Section 7702A defines a class of life insurance contracts referred to as "modified endowment contracts". Under this provision, the Policies are treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance contracts, as described below. Taxation of pre-death distributions from Policies that are classified as modified endowment contracts and that are entered into on or after June 21, 1988 is somewhat different, as described below.

  A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, such that if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a life insurance policy. For example, if the "seven-pay premiums" were $1,000, the maximum premiums that could be paid during the first seven years to avoid "modified endowment" treatment would be $1,000 in the first year; $2,000 through the first two years, and $3,000 through the first three years, etc. Under this test, a Pacific Select Choice Policy may or may not be a modified endowment contract, depending on the amount of premiums paid during each of the Policy's first seven contract years. Changes in the Policy, including changes in death benefits, may require "retesting" of a Policy to determine if it is to be classified as a modified endowment contract.

  Conventional Life Insurance Policies. If a Policy is not a modified endowment contract, upon full surrender or maturity of a Policy for its Net Cash Surrender Value, the excess, if any, of the Net Cash Surrender Value plus any outstanding Policy Debt over the cost basis under a Policy will be treated as ordinary income for federal income tax purposes. Such a Policy's cost basis will usually equal the premiums paid less any premiums previously recovered in Partial Withdrawals. Under IRC Section 7702, if a Partial Withdrawal occurring within 15 years of the Policy Date is accompanied by a reduction in benefits under the Policy, special rules apply to determine whether part or all of the cash received is paid out of the income of the Policy and is taxable. Cash distributed to a Policy Owner on Partial Withdrawals occurring more than 15 years after the Policy Date will be taxable as ordinary income to the Policy Owner to the extent that it exceeds the cost basis under a Policy.

  We also believe that loans received under Policies that are not modified endowment contracts will be treated as indebtedness of the Owner for federal income tax purposes, and that no part of any loan under the Policy will constitute income to the Owner unless the Policy is surrendered or upon maturity or lapse. However, if a loan is still outstanding when a Policy is surrendered or allowed to lapse, the borrowed amount becomes taxable at that time to the extent the Accumulated Value exceeds the Policy Owner's basis in the Policy, as if the borrowed amount was actually received at the time of surrender or lapse and used to pay off the loan.

  Consult with your tax advisor on whether interest paid (or accrued by an accrual basis taxpayer) on a Policy that is not a modified endowment contract may be deductible. Tax law provisions may limit the deduction of interest payable on loans and on loan proceeds that are used to purchase or carry certain life insurance policies. Also, new tax law has been proposed in 1999 which contains a provision that could adversely affect the owners of certain "corporate-owned life insurance policies". (As of the date of this prospectus, this proposal has not been introduced as a bill and may or may not ever become law as currently drafted.) Present law provides that a portion of the interest deductions on indebtedness is reduced if the taxpayer is a direct or indirect beneficiary of certain life insurance, endowment, or annuity contracts (even interest on indebtedness that is completely unrelated to the contract). This
                                 --------------------
rule does not apply under present law if the contract was issued on 20% owners, officers or employees. The proposal would repeal the exception other than for 20% owners for taxable years beginning after the date of enactment. The effect of the proposal would be to increase the after-tax cost of such policies in most cases. If you have questions regarding the proposal, please consult your tax advisor.

  Modified Endowment Contracts. Pre-death distributions from modified endowment contracts may give rise to taxable income. Upon full surrender or maturity of the Policy, the Policy Owner would recognize ordinary income for federal income tax purposes equal to the amount by which the Net Cash Surrender Value plus Policy Debt exceeds the investment in the Policy (usually the premiums paid plus pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income). Upon Partial Withdrawals and Policy loans, the Policy Owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the Policy. The amount allocated to income is the amount by which the Accumulated Value of the Policy exceeds investment in the Policy immediately before the distribution. Under a tax law provision, if two or more policies which are classified as modified endowment contracts are purchased from any one insurance company, including us, during any calendar year, all such policies will be aggregated for purposes of determining the portion of the pre-death distributions allocable to income on the policies and the portion allocable to investment in the policies.

  Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received: (i) when the taxpayer is at least 59 1/2 years old; (ii) which is attributable to the taxpayer becoming disabled; or
(iii) which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiaries.

  If a Policy was not originally a modified endowment contract but becomes one, under Treasury Department regulations which are yet to be prescribed, pre-death distributions received in anticipation of a failure of a Policy to meet the seven-pay premium test are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxable as described above) even though, at the time of the distribution(s) the Policy was not yet a modified endowment contract. For this purpose, pursuant to the IRC, any distribution made within two years before the Policy is classified as a modified endowment contract shall be treated as being made in anticipation of the Policy's failing to meet the seven-pay premium test.

  It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Policy Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. Consult your tax advisor. Tax law provisions may limit the deduction of interest payable on loans and on loan proceeds that are used to purchase or carry certain life insurance policies.

  Reasonableness Requirement for Charges. Another provision of the tax law deals with allowable charges for mortality costs and other expenses that are used in making calculations to determine whether a contract qualifies as life insurance for federal income tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid. The Treasury Department has issued proposed regulations and is expected to promulgate temporary or final regulations governing reasonableness standards for mortality charges. While we believe under IRS pronouncements currently in effect that the mortality costs and other expenses used in making calculations to determine whether the Policy qualifies as life insurance meet the current requirements, complete assurance cannot be given that the IRS would necessarily agree. It is possible that future regulations will contain standards that would require us to modify our mortality and other charges used for the purposes of the calculations in order to retain the qualification of the Policy as life insurance for federal income tax purposes, and we reserve the right to make any such modifications.

  Accelerated Living Benefits Rider. Amounts received under the Rider should be generally excluded from taxable income under Section 101(g) of the tax code. Benefits under the Rider will be taxed, however, if they are paid to someone other than an Insured, and an Insured is a director, officer or employee of the person receiving the benefit, or has a financial interest in a business of the person receiving the benefit.

  Other. Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the jurisdiction and the circumstances of each Owner or Beneficiary.

  For complete information on federal, state, local, and other tax considerations, a qualified tax adviser should be consulted.

  WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY.

Charge for Our Income Taxes

  For federal income tax purposes, variable life insurance generally is treated in a manner consistent with traditional fixed life insurance. We will review the question of a charge to the Separate Account or the Policy for our federal income taxes periodically. A charge may be made for any federal income taxes incurred by us that are attributable to the Separate Account or to our operations with respect to the Policy. Charges might become necessary if our tax treatment is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or if there is a change in our tax status.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to charge the Account for such taxes, if any, attributable to the Account.

Voting of Fund Shares

  In accordance with our view of present applicable law, we will exercise voting rights attributable to the shares of each Portfolio of the Fund held in the Variable Accounts at any regular and special meetings of the shareholders of the Fund on matters requiring shareholder voting under the Investment Company Act of 1940 or by the Fund. We will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Variable Accounts of the Separate Account. However, if the Investment

Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that it is permitted to vote the shares of the Fund in its own right, we may elect to do so.

  You are the person having the voting interest under a Policy. Unless otherwise required by applicable law, the number of votes as to which you will have the right to instruct will be determined by dividing your Accumulated Value in a Variable Account by the net asset value per share of the corresponding Portfolio of the Fund. Fractional votes will be counted. The number of votes as to which you will have the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the Securities and Exchange Commission, we reserve the right to determine in a different fashion the voting rights attributable to the shares of the Fund based upon the instructions received from Policy Owners. Voting instructions may be cast in person or by proxy.

  If there are shares of a Portfolio held by a Variable Account for which we do not receive timely voting instructions, we will vote those shares in the same proportion as the voting instructions for all other shares of that Portfolio held by that Variable Account for which we have received timely voting instructions. If we hold shares of a Portfolio in our General Account, we will vote those shares in the same proportion as the total votes cast for all of our separate accounts, including this separate account. We'll vote shares of any Portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

Disregard of Voting Instructions

  We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio or to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Policy Owners in the investment policy or the investment adviser (or portfolio manager) of a Portfolio, provided that our disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purpose, and considering the effect the change would have on us. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Policy Owners.

Confirmation Statements and Reports to Owners

  A statement will be sent quarterly to you setting forth a summary of the transactions which occurred during the quarter and indicating the death benefit, Face Amount, Accumulated Value, Cash Surrender Value, and any Policy Debt. In addition, the statement will indicate the allocation of Accumulated Value among the Investment Options and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders. Confirmations of scheduled transactions under systematic withdrawals, dollar cost averaging, portfolio rebalancing, and monthly deductions will appear on your quarterly statements.

  You will also be sent annual financial statements for the Separate Account and the Fund, the latter of which will include a list of the portfolio securities of the Fund, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

Replacement of Life Insurance or Annuities

  The term "replacement" has a special meaning in the life insurance industry and is described more fully below. Before you make your purchase decision, Pacific Life wants you to understand how a replacement may impact your existing plan of insurance.

  A policy "replacement" occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

  There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest.

Substitution of Investments

  We reserve the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by the Separate Account or any Variable Account or that the Separate Account or any Variable Account may purchase. If shares of any or all of the Portfolios of the Fund should no longer be available for investment, or if, in the judgment of our management, further investment in shares of any or all Portfolios of the Fund should become inappropriate in view of the purposes of the Policies, we may substitute shares of another Portfolio of the Fund or of a different fund for shares already purchased, or to be purchased in the future under the Policies.

  Where required, we will not substitute any shares attributable to your interest in a Variable Account or the Separate Account without notice, your approval, or prior approval of the Securities and Exchange Commission and without following the filing or other procedures established by applicable state insurance regulators.

  We also reserve the right to establish additional Variable Accounts, which may include additional subaccounts of the Separate Account to serve as investment options under the Policies, which may be managed separate accounts or may invest in a new Portfolio of the Fund, or in shares of another investment company, a Portfolio thereof, or suitable investment vehicle, with a specified investment objective. New Variable Accounts may be established when, at our sole discretion, marketing needs or investment conditions warrant, and any new Variable Accounts will be made available to existing Policy Owners on a basis to be determined by us. We may also eliminate one or more Variable Accounts if, in our sole discretion, marketing, tax, or investment conditions so warrant. We may also terminate and liquidate any Variable Account.

  In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Policies, the Separate Account or any Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law, may be deregistered under that Act in the event such registration is no longer required, or may be combined with other separate accounts of ours or an affiliate of ours. Subject to compliance with applicable law, we also may combine one or more Variable Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of any such entity.

Changes to Comply with Law

  We reserve the right to make any change without your consent to the provisions of the Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to, requirements for life insurance contracts and modified endowment contracts under the IRC, under regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

   Performance information for the Variable Accounts of the Separate Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. Performance information in advertisements or sales literature may be expressed in any fashion permitted under applicable law, which may include presentation of a change in a Policy Owner's Accumulated Value attributable to the performance of one or more Variable Accounts, or as a change in a Policy Owner's death benefit. Performance quotations may be expressed as a change in a Policy Owner's Accumulated Value over time or in terms of the average annual compounded rate of return on the Policy Owner's Accumulated Value, based upon a hypothetical Policy in which premiums have been allocated to a particular Variable Account over certain periods of time that will include one year or from the commencement of operation of the Variable Account. If a Portfolio has been in existence for a longer period of time than its corresponding Variable Account, we may also present hypothetical returns that the Variable Account would have achieved had it invested in its corresponding Portfolio for periods through the commencement of operation of the Portfolio. For the period that a particular Variable Account has been in existence, the performance will be actual performance and not hypothetical in nature. Any such quotation may reflect the deduction of all applicable charges to the Policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The varying death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values. Since the Guideline Minimum Death Benefit is equal to a percentage (e.g., 250% for an Insured Age 40) times Accumulated Value, it will vary with Accumulated Value. The cost of insurance charge varies according to the Ages of the Insureds and therefore the cost of insurance charge reflected in the performance for the hypothetical Policy is based on the hypothetical Insureds and death benefit option assumed. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming a surrender at the end of the particular period, although other quotations may simultaneously be given that do not assume a surrender and do not take into account deduction of the surrender charge or other charges.

  Performance information for a Variable Account may be compared, in advertisements, sales literature, and reports to Policy Owners, to: (i) other variable life separate accounts, mutual funds, or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria; and (ii) the Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a Policy. Reports and promotional literature may also contain our rating or a rating of our claim-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

  Performance information for any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy whose Accumulated Value is allocated to the Variable Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio of the Fund in which the Variable Account invests, and the market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.

                               THE FIXED ACCOUNT

  You may allocate all or a portion of your net premium payments and transfer Accumulated Value to our Fixed Account. Amounts allocated to the Fixed Account become part of our General Account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Fixed Account, see the Policy itself.

General Description

  Amounts allocated to the Fixed Account become part of our General Account which consists of all assets owned by us other than those in the Separate Account and our other separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of our General Account.

  You may elect to allocate net premium payments to the Fixed Account, the Separate Account, or both. If you reside in a state that requires us to refund premiums to Policy Owners who return their Policies, net premiums will not be applied to the Fixed Account until after the Free-Look Transfer Date. If you reside in a state that requires refunds of premiums if you exercise your Free-Look Rights, any net premium received during the Free-Look Period will be allocated to the Money Market Account until the Free-Look Transfer Date. You may also transfer Accumulated Value from the Variable Accounts to the Fixed Account, or from the Fixed Account to the Variable Accounts, subject to the limitations described below. We guarantee that the

Accumulated Value in the Fixed Account will be credited with a minimum interest rate of .32737% per month, compounded monthly, for a minimum effective annual rate of 4%. Such interest will be paid regardless of the actual investment experience of the Fixed Account. In addition, we may at our sole discretion declare current interest in excess of the 4%, which will be guaranteed for one year. (The portion of your Accumulated Value that has been used to secure Policy Debt will be credited with an interest rate of .32737% per month, compounded monthly, for an effective annual rate of 4%.)

  We bear the full investment risk for the Accumulated Value allocated to the Fixed Account.

Death Benefit

  The death benefit under the Policy will be determined in the same fashion for an Owner who has Accumulated Value in the Fixed Account as for an Owner who has Accumulated Value in the Variable Accounts. See "Death Benefit".

Policy Charges

  Policy charges will be the same whether you allocate net premiums or transfer Accumulated Value to the Fixed Account or allocate net premiums to the Variable Accounts. These charges consist of the premium load, including the sales load and state and local premium tax charge; the deductions from Accumulated Value, including the charges for the cost of insurance, administrative charge, mortality and expense risk charge, the charge for any optional insurance benefits added by rider, and the underwriting surrender charge. Any amounts that we pay for income taxes allocable to the Variable Accounts will not be charged against the Fixed Account. In addition, the operating expenses of the Variable Accounts, the investment advisory fee charged by the Fund, will not be paid directly or indirectly by you to the extent the Accumulated Value is allocated to the Fixed Account; however, to such extent, you will not participate in the investment experience of the Variable Accounts.

Transfers, Surrenders, Withdrawals, and Policy Loans

  Amounts may be transferred from the Variable Accounts to the Fixed Account and from the Fixed Account to the Variable Accounts, subject to the following limitations. If you reside in a state that requires us to refund premiums to Policy Owners who return their Policies during the Free-Look Period, you may not make transfers until after the Free-Look Transfer Date. No transfer may be made if the Policy is in a Grace Period and the required premium has not been paid. You may not make more than one transfer from the Fixed Account to the Variable Accounts in any 12-month period. Further, you may not transfer more than the greater of 25% of your Accumulated Value in the Fixed Account or $5,000 in any year. Currently there is no charge imposed upon transfers; however, we reserve the right to assess such a charge in the future and to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Fixed Account or Variable Accounts after a transfer. Transfers from the Variable Accounts to the Fixed Account may be made in the Policy Month preceding a Policy Anniversary, except that if you reside in Connecticut, Georgia, Maryland, North Carolina, North Dakota or Pennsylvania, you may make such a transfer at any time during the first 18 Policy Months.

  You may also make full surrenders and Partial Withdrawals from the Fixed Account to the same extent as an Owner who has invested in the Variable Accounts. See "Surrender" and "Partial Withdrawal Benefit". You may borrow up to the greater of (1) 100% of Accumulated Value in the Fixed Account and 90% of Accumulated Value in the Variable Accounts less any underwriting surrender charge that would be imposed if the Policy were surrendered at the time of the loan, or (2) 100% of the product of (a X b/c - d) where (a) equals the Policy's Accumulated Value less any surrender charge that would be imposed if the Policy were surrendered on the date the loan is taken and less 12 times the current monthly deduction; (b) equals 1 plus the annual loan interest rate credited;
(c) equals 1 plus the annual loan interest rate currently charged; and (d) equals any existing Policy Debt. See "Policy Loans". Transfers, surrenders, and withdrawals payable from the Fixed Account, and the payment of Policy loans allocated to the Fixed Account, may be delayed for up to six months.

                             MORE ABOUT THE POLICY

Ownership

  The Policy Owner is the individual named as such in the application or in any later change shown in our records. While the Insured is living, the Policy Owner alone has the right to receive all benefits and exercise all rights that the Policy grants or we allow.

  Joint Owners. If more than one person is named as Policy Owner, they are joint Owners. Any Policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint Owner dies, ownership passes to the surviving joint Owner(s). When the last joint Owner dies, ownership passes through that person's estate, unless otherwise provided.

Beneficiary

  The Beneficiary is the individual named as such in the application or any later change shown in our records. You may change the Beneficiary at any time during the life of the Insured by written request on forms provided by us, which must be received by us at our Home Office. The change will be effective as of the date this form is signed. Contingent and/or concurrent Beneficiaries may be designated. You may designate a permanent Beneficiary, whose rights under the Policy cannot be changed without his or her consent. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Insured, you are the Beneficiary, if living; otherwise your estate is the Beneficiary.

  We will pay the death benefit proceeds to the Beneficiary. Unless otherwise provided, in order to receive proceeds at the Insured's death, the Beneficiary must be living at the time of the Insured's death.

The Contract

  This Policy is a contract between you and us. The entire contract consists of the Policy, a copy of the initial application, all subsequent applications to change the Policy, any endorsements, any riders, and all additional Policy information sections (specification pages) added to the Policy.

Payments

  We ordinarily will pay death benefit proceeds, Net Cash Surrender Value on surrender, Partial Withdrawals, and loan proceeds based on allocations made to the Variable Accounts, and will effect a transfer between Variable Accounts or from a Variable Account to the Fixed Account within seven days after we receive all the information needed to process a payment or transfer or, if sooner, any other period required by law.

  However, we can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the Variable Accounts if:

  . The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

  . An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of a Variable Account's net assets; or

  . The SEC by order permits postponement for the protection of Policy Owners.

Assignment

  You may assign a Policy as collateral security for a loan or other obligation. No assignment will bind us unless the original, or a copy, is received and recorded by our Home Office. An assignment does not change the ownership of the Policy. However, after an assignment, the rights of any Owner or Beneficiary will be subject to the assignment. The entire Policy, including any attached payment option, Endorsement, or Rider, will be subject to the assignment. We will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this Policy grants except (a) the right to change the Policy Owner or Beneficiary; and (b) the right to elect a payment option. Assignment of a Policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations".)

Errors on the Application

  If the Age or sex of the Insured has been misstated, the death benefit under your Policy will be the greater of that which would be purchased by the most recent cost of insurance charge at the correct Age and sex, or the death benefit derived by multiplying Accumulated Value by the death benefit percentage for the correct Age and sex. If the Insured's Age or sex is misstated in the application, the Accumulated Value will be modified by recalculating all prior cost of insurance charges and other monthly deductions based on the correct Age and sex. If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of sex. See "Cost of Insurance".

Incontestability

  We may contest the validity of your Policy if any material misstatements are made in the application. However, your Policy will be incontestable after the expiration of the following: the Face Amount cannot be contested after your Policy has been in force during the Insured's lifetime for two years from the Policy Date; and if the Insured is changed, your Policy cannot be contested after it has been in force during the new Insured's lifetime for two years from the effective date of the exchange.

Payment in Case of Suicide

  If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will limit the death benefit proceeds to the premium payments less any withdrawal amounts, any Policy Debt and any dividends paid in cash by us. If the Insured has been changed and the new Insured dies by suicide, while sane or insane, within two years of the exchange date, the death benefit proceeds will be limited to the Net Cash Surrender Value as of the exchange date, plus the premiums paid since the exchange date, less the sum of any increases in Debt, withdrawal amounts, and any dividends paid in cash by us since the exchange date.

Participating

  The Policy is participating and may share in our surplus earnings. However, the current dividend scale is zero and we do not anticipate that dividends will be paid. Any dividends that do become payable will be paid in cash.

Policy Illustrations

  Upon request, we will send you an illustration of future benefits under your Policy based on both guaranteed and current cost factor assumptions. However, we reserve the right to charge a $25 fee for requests for illustrations in excess of one per Policy Year.

Payment Plan

  Maturity, surrender, or withdrawal benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured, and death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the Beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the Policy, but current rates that are lower (i.e., providing greater income) may be established by us from time to time. This benefit is not available if the income would be less than $25 a month. Maturity, surrender, or withdrawal benefits or death benefit proceeds may be used to purchase any other payment plan that we make available at that time.

Optional Insurance Benefits and Other Policies

  Subject to certain requirements, you may elect to add one or more of the following optional insurance benefits to the Policy by a Rider at the time of application for your Policy (subject to approval of state insurance authorities). These optional benefits are: additional insurance coverage for the accidental death of the Insured (Accidental Death Rider); term insurance on the Insured's children (Children's Term Rider); annual renewal term insurance on the Insured or any member of his or her immediate family (Annual Renewable Term Rider); added protection benefit on the Insured (Added Protection Benefit Rider); the right to purchase additional insurance on the Insured's life on certain specified dates without proof of insurability (Guaranteed Insurability Rider); additional protection in the event of a disability (Waiver of Charges Rider); or early payment of coverage if the Insured is diagnosed with a terminal illness (Accelerated Living Benefit Rider). The cost of any additional insurance benefits will be deducted as part of the monthly deduction against Accumulated Value or as otherwise specified in the Rider and/or Policy. See "Charges and Deductions". The amounts of these benefits are fully guaranteed at issue. Certain restrictions may apply and are described in the applicable Rider. Under certain circumstances, a Policy can be combined with an added protection benefit to result in a combined coverage amount (face amount) equal to the same Face Amount that could be acquired under a single Policy. Combining a Policy and a benefit will result in certain charges, including a sales load and underwriting surrender charge and possibly cost of insurance charges, for the Policy that is lower than for the single Policy providing the same coverage amount.We offer other variable life insurance policies that provide insurance protection on the life of a single insured or on the lives of two insureds, whose loads and charges may vary. A registered representative authorized to sell the Policy can describe these extra benefits and other policies further. Samples of the provisions for the extra optional benefits are available from us upon written request.

Retirement Income Strategy Using Life Insurance

  Any Policy Owners or applicants who wish to consider using the Policy as a funding vehicle for (non-qualified) retirement purposes may obtain additional information from us. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Accumulated Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or our obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a death benefit payable when the Insured dies.

  Ledger illustrations are available upon request that portray how the Policy can be used as a funding mechanism for (non-qualified) supplemental retirement income for individuals. Ledger illustrations are illustrations that show the effect on Accumulated Value, Net Cash Surrender Value, and the net death benefit of premiums paid under a Policy and Partial Withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Variable Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the ledger illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding ledger illustration; ledger illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0%. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12%.

  The hypothetical rates of return in ledger illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the ledger illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.

Risks Regarding Retirement Income Strategy Using Life Insurance

  Using the Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if the Policy is insufficiently funded in relation to the income stream from the Policy, the Policy can lapse prematurely and result in significant income tax liability to the Owner in the year in which the lapse occurs. Other risks associated with borrowing from the Policy also apply. Loans will be automatically repaid from the gross death benefit at the death of the Insured, resulting in the estimated payment to the Beneficiary of the net death benefit, which will be less than the gross death benefit and may be less than the Face Amount. Upon surrender or maturity, the loan will be automatically repaid, resulting in the payment to you of the Net Surrender Value. Similarly, upon lapse, the loan will be automatically repaid. The automatic repayment of the loan upon maturity, lapse, or surrender will cause the recognition of taxable income to the extent that Net Surrender Value plus the amount of the repaid loan exceeds your basis in the Policy. Thus, under certain circumstances, maturity, surrender, or lapse of the Policy could result in tax liability to you. In addition, to reinstate a lapsed Policy, you would be required to make certain payments as described under "Reinstatement". Thus, you should be careful to fashion a life insurance retirement plan so that the Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from the Policy.

  Your Policy will lapse if your Accumulated Value less Policy Debt is insufficient to cover the current monthly deduction on any Monthly Payment Date, and a Grace Period expires without you making a sufficient payment. To avoid lapse of your Policy, it is important to fashion a payment stream that does not leave your Policy with insufficient Accumulated Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration. Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Accumulated Value that should remain in your Policy upon its maturity. Poor investment performance can contribute to the risk that your Policy may lapse. In addition, the cost of insurance generally increases with the Age of the Insured, which can further erode existing Accumulated Value and contribute to the risk of lapse.

  Further, interest on a Policy loan is due to us for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding Policy Debt, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds your basis in the Policy, the amounts attributable to interest due on the loans can add to your federal (and possibly state) income tax liability.

  You should consult with your attorney and financial advisers in designing a life insurance retirement strategy that is suitable. Further, you should continue to monitor the Accumulated Value net of loans remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, you should consult your periodic statements to determine the amount of their remaining Accumulated Value minus the outstanding loan balance. Illustrations showing the effect of charges under the Policy upon existing Accumulated Value or the effect of future withdrawals or loans upon the Policy's Accumulated Value and death benefit are available from your agent. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.

  Because of the potential risks associated with borrowing from a Policy, use of the Policy's Accumulated Value as a source for retirement income may not be suitable for all Policy Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.

Distribution of the Policy

  Pacific Mutual Distributors, Inc. ("PMD") is principal underwriter (distributor) of the Policies. PMD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers ("NASD"). We pay PMD for acting as principal underwriter under a Distribution Agreement. PMD is a subsidiary of ours. PMD's principal business address is 700 Newport Center Drive, Newport Beach, California 92660.

  We and PMD have sales agreements with various broker-dealers under which the Policy will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life insurance. The broker-dealers are required to be registered with the SEC. We pay compensation directly to broker-dealers for promotions and sales of the Policy. The compensation payable to a broker-dealer for sales of the Policy may vary with the Sales Agreement, but the most common schedule of commissions we pay is 55% of the first Target Premium paid, 10% of the second and third Target Premiums paid, 4% of premiums paid on the fourth through tenth Target Premiums, and 2% thereafter. There is a 40% bonus on the third Target Premium paid, first payable at the beginning of the third Policy Year. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. Registered representatives earn commissions from the broker-dealers with whom they are affiliated for selling our Policies. Compensation arrangements vary among broker-dealers. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise and may elect to receive compensation on a deferred basis.

                            MORE ABOUT PACIFIC LIFE

Management

  Our directors and officers are listed below together with information as to their principal occupations during the past five years and certain other current affiliations. Unless otherwise indicated, the business address of each director and officer is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

       Name and Position        Principal Occupation During the Last Five Years
       -----------------        -----------------------------------------------
Thomas C. Sutton          Director, Chairman of the Board and Chief Executive Officer
Director, Chairman of      of Pacific Life; Director, Chairman of the Board and Chief
the Board and              Executive Officer of Pacific LifeCorp, August 1997 to
Chief Executive Officer    present; Director, Chairman of the Board and Chief
                           Executive Officer of Pacific Mutual Holding Company, August
                           1997 to present; Trustee and Chairman of the Board and
                           Former President of Pacific Select Fund; Director and
                           Chairman of the Board of Pacific Life & Annuity Company
                           (formerly known as PM Group Life Insurance Company);
                           Management Board Member of PIMCO Advisors L.P., December
                           1997 to present; Former Equity Board Member of PIMCO
                           Advisors L.P.; Former Director of Pacific Corinthian Life
                           Insurance Company; Director of: Newhall Land & Farming; The
                           Irvine Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

Glenn S. Schafer          Director (since November 1994) and President (since January
Director and President     1995) of Pacific Life; Executive Vice President and Chief
                           Financial Officer of Pacific Life, April 1991 to January
                           1995; Director and President of Pacific LifeCorp, August
                           1997 to present; Director and President of Pacific Mutual
                           Holding Company, August 1997 to present; President (since
                           February 1999) and Former Trustee (November 1998 to
                           February 1999) of Pacific Select Fund; Management Board
                           Member of PIMCO Advisors L.P., December 1997 to present;
                           Former Equity Board Member of PIMCO Advisors L.P.; Former
                           Director of Pacific Corinthian Life Insurance Company;
                           Director of Pacific Life & Annuity Company; and similar
                           positions with other affiliated companies of Pacific Life.

Khanh T. Tran             Director (since August 1997), Senior Vice President and
Director, Senior Vice      Chief Financial Officer of Pacific Life, June 1996 to
President and Chief        present; Vice President and Treasurer of Pacific Life,
Financial Officer          November 1991 to June 1996; Senior Vice President and Chief
                           Financial Officer of Pacific LifeCorp, August 1997 to
                           present; Senior Vice President and Chief Financial Officer of Pacific Mutual Holding Company, August 1997 to present;
                           Chief Financial Officer and Treasurer to other affiliated
                           companies of Pacific Life.

David R. Carmichael       Director (since August 1997), Senior Vice President and
Director, Senior Vice      General Counsel of Pacific Life; Senior Vice President and
President and General      General Counsel of Pacific LifeCorp, August 1997 to
Counsel                    present; Senior Vice President and General Counsel of
                           Pacific Mutual Holding Company, August 1997 to present;
                           Director of: Pacific Life & Annuity Company; Association of
                           California Life and Health Insurance Companies and
                           Association of Life Insurance Counsel.

Audrey L. Milfs           Director (since August 1997), Vice President and Corporate
Director, Vice President   Secretary of Pacific Life; Vice President and Secretary of
and Corporate Secretary    Pacific LifeCorp, August 1997 to present; Vice President
                           and Secretary of Pacific Mutual Holding Company, August
                           1997 to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

Richard M. Ferry          Director of Pacific Life; Director of Pacific LifeCorp,
Director                   August 1997 to present; Director of Pacific Mutual Holding
                           Company, August 1997 to present; Director and Chairman of
                           Korn/Ferry International; Director of: Avery Dennison
                           Corporation; Broco, Inc.; ConAm Management; Mullin
                           Consulting, Inc.; Northwestern Restaurants, Inc.; Dole Food
                           Co.; Mrs. Fields' Original Cookies Inc.; Rainier Bells,
                           Inc.; Mellon West Coast Advisory Board; Former Director of
                           First Business Bank. Address: 1800 Century Park East, Suite
                           900, Los Angeles, California 90067.

       Name and Position        Principal Occupation During the Last Five Years
       -----------------        -----------------------------------------------
Donald E. Guinn           Director of Pacific Life; Director of Pacific LifeCorp,
Director                   August 1997 to present; Director of Pacific Mutual Holding
                           Company, August 1997 to present; Chairman Emeritus and
                           Former Director of Pacific Telesis Group; Director of: The
                           Dial Corp.; BankAmerica Corporation; Former Director of
                           Bank of America NT & SA. Address: Pacific Telesis Center,
                           130 Kearny Street, Room 3704, San Francisco, California
                           94108-4818.

Ignacio E. Lozano, Jr.    Director of Pacific Life; Director of Pacific LifeCorp,
Director                   August 1997 to present; Director of Pacific Mutual Holding
                           Company, August 1997 to present; Director, Chairman and
                           Former Editor-In-Chief of La Opinion; Former Director of:
                           BankAmerica Corporation; Bank of America NT&SA; Pacific
                           Enterprises; Director of: The Walt Disney Company; Southern
                           California Gas Company; Lozano Communications, Inc.; Sempra
                           Energy and San Diego Gas and Electric Company. Address:
                           411 West Fifth Street, 12th Floor, Los Angeles, California
                           90013.

Charles D. Miller         Director of Pacific Life; Director of Pacific LifeCorp,
Director                   August 1997 to present; Director of Pacific Mutual Holding
                           Company, August 1997 to present; Director, Chairman and
                           Former Chief Executive Officer of Avery Dennison
                           Corporation; Former Director of Great Western Financial
                           Corporation; Advisory Board Member of: Korn/Ferry
                           International; Mellon Bank; Director of: Nationwide Health
                           Properties, Inc.; Edison International. Address: 150 North
                           Orange Grove Boulevard, Pasadena, California 91109.

Donn B. Miller            Director of Pacific Life; Director of Pacific LifeCorp,
Director                   August 1997 to present; Director of Pacific Mutual Holding
                           Company, August 1997 to present; Director, President and
                           Chief Executive Officer of Pearson-Sibert Oil Co. of Texas;
                           Director of: The Irvine Company; Automobile Club of
                           Southern California; Former Director of St. John's Hospital
                           & Health Care Foundation. Address: 136 El Camino, Suite
                           216, Beverly Hills, California 90212.

Richard M. Rosenberg      Director of Pacific Life (since October 1997 and previously
Director                   from November 1995 to August 1997); Director of Pacific
                           LifeCorp, August 1997 to present; Director of Pacific
                           Mutual Holding Company, October 1997 to present; Chairman
                           and Chief Executive Officer (Retired) of BankAmerica
                           Corporation; Director of: BankAmerica Corporation; Airborne
                           Express Corporation; Northrop Grumman Corporation; Potlatch
                           Corporation; SBC Communications; Chronicle Publishing;
                           Pollo Rey/Unamas; Age Wave; Former Director of K-2
                           Incorporated. Address: 555 California Street, 11th Floor,
                           Unit 3001B, San Francisco, California 94104.

James R. Ukropina         Director of Pacific Life; Director of Pacific LifeCorp,
Director                   August 1997 to present; Director of Pacific Mutual Holding
                           Company, August 1997 to present; Partner with the law firm of O'Melveny & Meyers LLP; Director of Lockheed Martin
                           Corporation; Trustee of Stanford University. Address: 400
                           South Hope Street, 16th Floor, Los Angeles, California
                           90071-2899.

Raymond L. Watson         Director of Pacific Life; Director of Pacific LifeCorp,
Director                   August 1997 to present; Director of Pacific Mutual Holding
                           Company, August 1997 to present; Vice Chairman and Director of The Irvine Company; Director of: The Walt Disney
                           Company; The Mitchell Energy and Development Company; The
                           Irvine Apartment Communities; Former Director of The Tejon
                           Ranch. Address: 550 Newport Center Drive, 9th Floor,
                           Newport Beach, California 92660.

Lynn C. Miller            Executive Vice President, Individual Insurance, of Pacific
Executive Vice President   Life, January 1995 to present; Senior Vice President,
                           Individual Insurance, of Pacific Life, 1989 to 1995;
                           Executive Vice President of Pacific Life & Annuity Company.

Edward R. Byrd            Vice President and Controller of Pacific Life; Vice
Vice President and         President and Controller of Pacific LifeCorp, August 1997
Controller                 to present; Vice President and Controller of Pacific Mutual
                           Holding Company, August 1997 to present; and similar
                           positions with other affiliated companies of Pacific Life.

Brian D. Klemens          Vice President and Treasurer of Pacific Life, December 1998
Vice President and         to present; Assistant Vice President, Accounting and
Treasurer                  Assistant Controller of Pacific Life, April 1994 to
                           December 1998.

  No officer or director listed above receives any compensation from the Separate Account. No separately allocable compensation has been paid by us or any of our affiliates to any person listed for services rendered to the Separate Account.

State Regulation

  We are subject to the laws of the state of California governing insurance companies and to regulation by the Commissioner of Insurance of California. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operation for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Telephone Transfer and Loan Privileges

  You may request a transfer of Accumulated Value or a Policy loan by telephone if a properly completed Authorization for Telephone Requests ("Telephone Authorization") has been filed at our Home Office. All or part of any telephone conversation with respect to transfer or loan instructions may be recorded by us. Telephone instructions received by us by 1:00 P.M. Pacific time on any Valuation Date will be processed as of the end of that Valuation Date in accordance with your instructions, (presuming that the Free-Look Transfer Date has expired). We reserve the right to deny any telephone transfer or loan request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you might not be able to request transfers and loans by telephone and would have to submit written requests.

  We have established procedures to confirm that instructions communicated by telephone are genuine. Under the procedures, any person requesting a transfer by telephone must provide certain personal identification as requested by us, and we will send a written confirmation of all transfers requested by telephone within 7 days of the transfer. Upon your submission of a Telephone Authorization, you authorize us to accept and act upon telephone instructions for transfers or loans involving your Policy, and agree that neither we, any of our affiliates, Pacific Select Fund, nor any of our or their directors, trustees, officers, employees or agents, will be liable for any loss, damages, cost, or expense (including attorney's fees) arising out of any requests effected in accordance with the Telephone Authorization and believed by us to be genuine, provided that we have complied with our procedures. As a result of this policy on telephonic requests, you will bear the risk of loss arising from the telephone transfer and loan privileges.

Legal Proceedings

  There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

Legal Matters

  Legal matters in connection with the issue and sale of the Policies described in this prospectus and our organization, our authority to issue the Policies under California law, and the validity of the forms of the Policies under California law have been passed on by our General Counsel.

  Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert Price & Rhoads.

Registration Statement

  A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

Preparation for the Year 2000

  Pacific Life long ago recognized the challenges associated with the Year 2000 date change. This change involves the ability of computer systems to properly recognize the Year 2000. The inability to do so could result in major failures or miscalculations. We began prior to 1995 to assess and plan for the potential impact of the Year 2000. More recently, Pacific Life has been executing a company-wide plan adopted during 1998 which called for correction or replacement of remaining non-compliant systems by December 31, 1998.

  We have successfully executed this project plan to date. Virtually all affected systems were remediated and tested in time for use during 1998 year-end processing cycles. Although it is not possible to certify that any system will be completely free of Year 2000 problems, we have performed extensive testing to identify and deal with such potential problems. Additionally, most of the company's critical systems were subject to an independent third-party review process which used sophisticated automated tools to identify Year 2000 related bugs. The results have been very positive and we feel the company's internal systems are positioned well for the date change in the century.

  We plan to continue to test and re-test throughout 1999 and we will respond promptly should any problems arise at any time thereafter.

  We are continuing to work on contingency plans for critical business processes. When appropriate, alternative methods and procedures are being developed to work around unanticipated problems.

  In addition to the above, we will continue to carefully evaluate responses from vendors and significant business partners regarding the compliance of their critical business processes and products. Although ultimately Pacific Life cannot be responsible for the Year 2000 compliance efforts of these outside entities, we will take appropriate steps wherever possible to develop contingency plans to address vendors and partners deemed non-compliant.

  Expenses to make our systems Year 2000 compliant are currently estimated to range from $12 million to $15 million, which excludes the cost of our personnel who support Year 2000 compliance efforts. We do not anticipate any other material future costs associated with the Year 2000 compliance projects, although there can be no assurance.

  These Year 2000 related statements are designated as "Year 2000 Readiness Disclosure" pursuant to the Year 2000 Information Readiness Disclosure Act, enacted October 19, 1998.

Independent Auditors

  The audited consolidated financial statements for Pacific Life as of December 31, 1998 and 1997 and for the three years ended December 31, 1998 and the audited financial statements for Pacific Select Exec Separate Account as of December 31, 1998 and for the two years ended December 31, 1998 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Financial Statements

  The audited financial statements of Pacific Select Exec Separate Account as of December 31, 1998 and for the two years then ended are set forth herein, starting on page 45. The audited consolidated financial statements of Pacific Life as of December 31, 1998 and 1997 and for the three years ended December 31, 1998 are set forth herein starting on page 57.

  The financial statements of Pacific Life should be distinguished from the financial statements of the Pacific Select Exec Separate Account and should be considered only as bearing upon our ability to meet our obligations under the Policies.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company


 We have audited the accompanying statement of                       includes assessing the accounting principles used and
assets and liabilities of Pacific Select Exec                        significant estimates made by management, as well as
Separate Account (comprised of the Money Market,                     evaluating the overall financial statement presentation.
High Yield Bond, Managed Bond, Government Securities,                We believe that our audits provide a reasonable basis
Growth, Aggressive Equity, Growth LT, Equity Income,                 for our opinion.
Multi-Strategy, Equity, Bond and Income, Equity Index,
International, Emerging Markets, Variable Account I,                  In our opinion, such financial statements present
Variable Account II, Variable Account III, and Variable              fairly, in all material respects, the financial position
Account IV Variable Accounts) as of December 31, 1998                of each of the respective Variable Accounts constituting
and the related statement of operations for the year then            Pacific Select Exec Separate Account as of December 31, 1998
ended and statement of changes in net assets for each of             and the results of their operations for the year then ended
the two years in the period then ended (as to the Equity             and the changes in their net assets for each of the two years
Variable Account and the Bond and Income Variable Account,           in the period then ended (as to the Equity Variable Account
for the year ended December 31, 1998 and for the period              and the Bond and Income Variable Account, for the year
from commencement of operations through December 31, 1997).          ended December 31, 1998 and for the period from commencement
These financial statements are the responsibility of the             of operations through December 31, 1997), in conformity with
Separate Account's management. Our responsibility is to              generally accepted accounting principles.
express an opinion on these financial statements based on
our audits.

 We conducted our audits in accordance with generally
accepted auditing standards. Those standards require that
we plan and perform the audit to obtain reasonable                   DELOITTE & TOUCHE LLP
assurance about whether the financial statements are free of material misstatement. An audit includes examining,
on a test basis, evidence supporting the amounts and                 Costa Mesa, California
disclosures in the financial statements. An audit also               February 5, 1999


PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
(In thousands)

                                    High             Govern-
                          Money    Yield   Managed     ment             Aggressive  Growth   Equity   Multi-
                          Market    Bond     Bond   Securities  Growth    Equity      LT     Income  Strategy
                         Variable Variable Variable  Variable  Variable  Variable  Variable Variable Variable
                         Account  Account  Account   Account   Account   Account   Account  Account  Account
                         ------------------------------------------------------------------------------------
ASSETS
Investments:
 Money Market Portfolio
 (6,873 shares; cost
 $69,218)............... $69,107
 High Yield Bond
 Portfolio (4,645
 shares; cost $45,134)..          $43,370
 Managed Bond Portfolio
 (8,941 shares; cost
 $97,525)...............                   $101,864
 Government Securities
 Portfolio (1,562
 shares; cost $16,677)..                             $17,149
 Growth Portfolio (8,711
 shares; cost
 $187,167)..............                                       $199,670
 Aggressive Equity
 Portfolio (1,404
 shares; cost $16,338)..                                                 $17,766
 Growth LT Portfolio
 (8,674 shares; cost
 $152,516)..............                                                           $227,277
 Equity Income Portfolio
 (6,986 shares; cost
 $147,393)..............                                                                    $187,867
 Multi-Strategy
 Portfolio (7,736
 shares; cost
 $112,643)..............                                                                             $133,998
Receivables:
 Due from Pacific Life
 Insurance Company......               89        72      174        209      321        153       92       54
 Fund shares redeemed...     100
                         ------------------------------------------------------------------------------------
Total Assets............  69,207   43,459   101,936   17,323    199,879   18,087    227,430  187,959  134,052
                         ------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......     100
 Fund shares purchased..               89        72      174        209      321        153       92       54
                         ------------------------------------------------------------------------------------
Total Liabilities.......     100       89        72      174        209      321        153       92       54
                         ------------------------------------------------------------------------------------
NET ASSETS.............. $69,107  $43,370  $101,864  $17,149   $199,670  $17,766   $227,277 $187,867 $133,998
                         ------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1998
(In thousands)

                                  Bond and  Equity   Inter-  Emerging
                          Equity   Income   Index   national Markets  Variable Variable Variable Variable
                         Variable Variable Variable Variable Variable Account  Account  Account  Account
                         Account  Account  Account  Account  Account     I        II      III       IV
                         --------------------------------------------------------------------------------
ASSETS
Investments:
 Equity Portfolio (617
 shares; cost $16,061).. $18,066
 Bond and Income
 Portfolio (397 shares;
 cost $5,250)...........           $5,282
 Equity Index Portfolio
 (9,370 shares; cost
 $212,820)..............                   $303,187
 International Portfolio
 (9,944 shares; cost
 $153,283)..............                            $157,140
 Emerging Markets
 Portfolio (1,471
 shares; cost $11,689)..                                     $10,072
 Brandes International
 Equity Portfolio (1)
 (140 shares;
 cost $1,454)...........                                               $1,522
 Turner Core Growth
 Portfolio (165 shares;
 cost $2,467)...........                                                        $2,948
 Frontier Capital
 Appreciation Portfolio
 (295 shares;
 cost $4,191)...........                                                                 $4,452
 Enhanced U.S. Equity
 Portfolio (276 shares;
 cost $4,437)...........                                                                          $4,986
Receivables:
 Due from Pacific Life
 Insurance Company......      11       13       161       81      11
 Fund shares redeemed...                                                   23        9       19       32
                         -------------------------------------------------------------------------------
Total Assets............  18,077    5,295   303,348  157,221  10,083    1,545    2,957    4,471    5,018
                         -------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                                                   23        9       19       32
 Fund shares purchased..      11       13       161       81      11
                         -------------------------------------------------------------------------------
Total Liabilities.......      11       13       161       81      11       23        9       19       32
                         -------------------------------------------------------------------------------
NET ASSETS.............. $18,066   $5,282  $303,187 $157,140 $10,072   $1,522   $2,948   $4,452   $4,986
                         -------------------------------------------------------------------------------

(1) Formerly named Edinburgh Overseas Equity Portfolio

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                    High             Govern-
                          Money    Yield   Managed     ment              Aggressive  Growth   Equity   Multi-
                          Market    Bond     Bond   Securities  Growth     Equity      LT     Income  Strategy
                         Variable Variable Variable  Variable  Variable   Variable  Variable Variable Variable
                         Account  Account  Account   Account   Account    Account   Account  Account  Account
                         ------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............  $3,392   $3,403   $5,533      $881   $20,232         $5    $6,250  $18,901  $12,030
                         ------------------------------------------------------------------------------------
Net Investment Income...   3,392    3,403    5,533       881    20,232          5     6,250   18,901   12,030
                         ------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........      (3)     (87)     663       164    10,581        653     5,163    5,470    3,108
 Net unrealized
 appreciation
 (depreciation) on
 investments............      14   (2,165)   1,408        59   (23,983)     1,132    63,381    9,750    5,144
                         ------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments...      11   (2,252)   2,071       223   (13,402)     1,785    68,544   15,220    8,252
                         ------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS
RESULTING FROM
OPERATIONS..............  $3,403   $1,151   $7,604    $1,104    $6,830     $1,790   $74,794  $34,121  $20,282
                         ------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                  Bond and  Equity   Inter-   Emerging
                          Equity   Income   Index   national  Markets   Variable Variable Variable Variable
                         Variable Variable Variable Variable  Variable  Account  Account  Account  Account
                         Account  Account  Account  Account   Account      I        II      III       IV
                         --------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............    $507    $147    $4,853  $11,985      $117      $87      $52     $21      $154
                         --------------------------------------------------------------------------------
Net Investment Income...     507     147     4,853   11,985       117       87       52      21       154
                         --------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........     369      19    11,629    5,435    (1,951)       8       96     (64)      183
 Net unrealized
 appreciation
 (depreciation) on
 investments............   1,989      13    43,404  (10,085)     (935)      72      460      44       366
                         --------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments...   2,358      32    55,033   (4,650)   (2,886)      80      556     (20)      549
                         --------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM
OPERATIONS..............  $2,865    $179   $59,886   $7,335   $(2,769)    $167     $608      $1      $703
                         --------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                      High               Govern-
                           Money     Yield    Managed      ment              Aggressive  Growth    Equity    Multi-
                           Market     Bond      Bond    Securities  Growth     Equity      LT      Income   Strategy
                          Variable  Variable  Variable   Variable  Variable   Variable  Variable  Variable  Variable
                          Account   Account   Account    Account   Account    Account   Account   Account   Account
                          ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..    $3,392   $3,403     $5,533      $881    $20,232        $5     $6,250   $18,901   $12,030
 Net realized gain
 (loss) from security
 transactions...........        (3)     (87)       663       164     10,581       653      5,163     5,470     3,108
 Net unrealized
 appreciation
 (depreciation) on
 investments............        14   (2,165)     1,408        59    (23,983)    1,132     63,381     9,750     5,144
                          ------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Resulting from
Operations..............     3,403    1,151      7,604     1,104      6,830     1,790     74,794    34,121    20,282
                          ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............   164,872    7,612     13,456     2,186     31,972     4,086     29,295    24,939    14,554
 Transfers--policy
 charges and
 deductions.............    (6,168)  (2,255)    (3,939)     (699)   (10,609)     (969)    (9,146)   (7,949)   (5,260)
 Transfers in (from
 other variable
 accounts)..............   268,634   34,691     52,698    10,097     89,840    20,958     82,877    46,109    13,875
 Transfers out (to other
 variable accounts).....  (399,943) (29,075)   (36,135)   (5,218)   (87,886)  (16,962)   (53,981)  (35,074)  (17,159)
 Transfers--other.......   (13,775)  (2,461)    (4,332)     (742)   (10,466)     (610)    (7,000)   (5,765)   (5,646)
                          ------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............    13,620    8,512     21,748     5,624     12,851     6,503     42,045    22,260       364
                          ------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    17,023    9,663     29,352     6,728     19,681     8,293    116,839    56,381    20,646
                          ------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......    52,084   33,707     72,512    10,421    179,989     9,473    110,438   131,486   113,352
                          ------------------------------------------------------------------------------------------
End of Year.............   $69,107  $43,370   $101,864   $17,149   $199,670   $17,766   $227,277  $187,867  $133,998
                          ------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                    Bond and  Equity    Inter-   Emerging
                           Equity    Income   Index    national  Markets   Variable Variable Variable Variable
                          Variable  Variable Variable  Variable  Variable  Account  Account  Account  Account
                          Account   Account  Account   Account   Account      I        II      III       IV
                          -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..     $507      $147    $4,853   $11,985     $117       $87      $52      $21     $154
 Net realized gain
 (loss) from security
 transactions...........      369        19    11,629     5,435   (1,951)        8       96      (64)     183
 Net unrealized
 appreciation
 (depreciation) on
 investments............    1,989        13    43,404   (10,085)    (935)       72      460       44      366
                          -----------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............    2,865       179    59,886     7,335   (2,769)      167      608        1      703
                          -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    2,976     1,056    44,705    28,077    3,183       238      408    1,305    1,358
 Transfers--policy
 charges and
 deductions.............     (633)     (197)  (12,955)   (8,359)    (663)      (62)     (93)    (245)    (156)
 Transfers in (from
 other variable
 accounts)..............   17,627     6,550   108,028    71,891   27,300       749    2,159    1,700    1,697
 Transfers out (to other
 variable accounts).....   (8,527)   (2,820)  (73,002)  (64,225) (25,040)      (97)    (880)  (1,374)    (481)
 Transfers--other.......     (432)     (171)  (10,763)   (6,520)    (355)      (12)     (37)     (44)     111
                          -----------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............   11,011     4,418    56,013    20,864    4,425       816    1,557    1,342    2,529
                          -----------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................   13,876     4,597   115,899    28,199    1,656       983    2,165    1,343    3,232
                          -----------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......    4,190       685   187,288   128,941    8,416       539      783    3,109    1,754
                          -----------------------------------------------------------------------------------
End of Year.............  $18,066    $5,282  $303,187  $157,140  $10,072    $1,522   $2,948   $4,452   $4,986
                          -----------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                      High               Govern-
                           Money     Yield    Managed      ment              Aggressive  Growth    Equity    Multi-
                           Market     Bond      Bond    Securities  Growth     Equity      LT      Income   Strategy
                          Variable  Variable  Variable   Variable  Variable   Variable  Variable  Variable  Variable
                          Account   Account   Account    Account   Account    Account   Account   Account   Account
                          ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..    $2,072   $2,559    $3,893       $498    $14,427               $4,656    $7,127    $7,530
 Net realized gain from
 security transactions..        94      454       367         96      6,822      $101      3,899     3,288       695
 Net unrealized
 appreciation
 (depreciation) on
 investments............      (121)    (335)    1,844        306     15,323       230      1,609    16,626     8,279
                          ------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Resulting from
Operations..............     2,045    2,678     6,104        900     36,572       331     10,164    27,041    16,504
                          ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............   114,902    6,516    11,008      2,026     28,003     2,091     27,890    20,805    20,699
 Transfers--policy
 charges and
 deductions.............    (4,303)  (1,844)   (2,926)      (587)    (9,059)     (469)    (6,771)   (5,873)   (4,507)
 Transfers in (from
 other variable
 accounts)..............   133,629   17,591    15,603      5,190     61,551    12,131     34,622    27,826     9,864
 Transfers out (to other
 variable accounts).....  (214,125) (15,732)  (11,609)    (4,376)   (46,874)   (7,838)   (39,146)  (18,793)   (5,914)
 Transfers--other.......    (7,489)  (1,439)  (14,668)      (562)   (10,114)     (104)    (5,388)   (5,380)   (2,426)
                          ------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............    22,614    5,092    (2,592)     1,691     23,507     5,811     11,207    18,585    17,716
                          ------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    24,659    7,770     3,512      2,591     60,079     6,142     21,371    45,626    34,220
                          ------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......    27,425   25,937    69,000      7,830    119,910     3,331     89,067    85,860    79,132
                          ------------------------------------------------------------------------------------------
End of Year.............   $52,084  $33,707   $72,512    $10,421   $179,989    $9,473   $110,438  $131,486  $113,352
                          ------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                       Bond and    Equity    Inter-   Emerging
                            Equity      Income     Index    national  Markets  Variable Variable Variable Variable
                           Variable    Variable   Variable  Variable  Variable Account  Account  Account  Account
                          Account (1) Account (1) Account   Account   Account     I        II      III       IV
                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..       $30        $11       $7,400    $4,347      $41      $8      $71       $73      $63
 Net realized gain from
 security transactions..        13          5       12,511     4,938      187       2        7        42        7
 Net unrealized
 appreciation
 (depreciation) on
 investments............        16         19       21,545       (62)    (644)     (4)      31       222      201
                          ---------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............        59         35       41,456     9,223     (416)      6      109       337      271
                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............       466         56       28,526    26,039    2,039      80      172       656      372
 Transfers--policy
 charges and
 deductions.............       (87)       (13)      (8,168)   (7,142)    (479)    (25)     (28)     (149)     (54)
 Transfers in (from
 other variable
 accounts)..............     4,237        659       51,709    54,246   10,615     408      537     3,409      976
 Transfers out (to other
 variable accounts).....      (438)       (53)     (25,760)  (45,867)  (6,460)     (3)    (163)   (1,636)    (217)
 Transfers--other.......       (47)         1      (25,672)   (4,997)    (162)     (4)     (17)      (51)      (9)
                          ---------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............     4,131        650       20,635    22,279    5,553     456      501     2,229    1,068
                          ---------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................     4,190        685       62,091    31,502    5,137     462      610     2,566    1,339
                          ---------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......                           125,197    97,439    3,279      77      173       543      415
                          ---------------------------------------------------------------------------------------
End of Year.............    $4,190       $685     $187,288  $128,941   $8,416    $539     $783    $3,109   $1,754
                          ---------------------------------------------------------------------------------------

(1) For the period from January 10, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES                 and liabilities at the date of the financial
                                                   statements and the reported amounts of income
  The Pacific Select Exec Separate Account         and expenses during the reporting period.
(the "Separate Account") isregistered as a         Actual results could differ from those
unit investment trust under the Investment         estimates.
Company Act of 1940, as amended, and during
1998 was comprised of eighteen subaccounts           A. Valuation of Investments
called Variable Accounts: the Money Market
Variable Account, the High Yield Bond Variable       Investments in shares of the Funds are
Account, the Managed Bond Variable Account,        valued at the reported net asset values of
the Government Securities Variable Account,        the respective portfolios. Valuation of
the Growth Variable Account, the Aggressive        securities held by the Funds is discussed in
Equity Variable Account, the Growth LT             the notes to their financial statements.
Variable Account, the Equity Income Variable
Account, the Multi-Strategy Variable Account,        B. Security Transactions
the Equity Variable Account, the Bond and
Income Variable Account, the Equity Index            Transactions are recorded on the trade
Variable Account, the International Variable       date. Realized gains and losses on sales of
Account, the Emerging Markets Variable             investments are determined on the basis of
Account, and the Variable Accounts I through       identified cost.
IV. The assets in each of the first fourteen
Variable Accounts are invested in shares of          C. Federal Income Taxes
the corresponding portfolios of Pacific Select
Fund and the assets of the last four Variable        The operations of the Separate Account will
Accounts are invested in shares of the             be reported on the Federal income tax return
corresponding portfolios of M Fund, Inc.           of Pacific Life, which is taxed as a life
(collectively, the "Funds"). Each Variable         insurance company under the provisions of the
Account pursues different investment               Tax Reform Act of 1986. Under current tax
objectives and policies. The financial             law, no Federal income taxes are expected to
statements of the Funds, including the             be paid by Pacific Life with respect to the
schedules of investments, are either included      operations of the Separate Account.
in Section B of this report or provided
separately and should be read in conjunction         2. DIVIDENDS
with the Separate Account's financial
statements.                                          During 1998, the Funds declared dividends
                                                   for each portfolio. The amounts accrued by
  The Separate Account was established by          the Separate Account for its share of the
Pacific Life Insurance Company (formerly named     dividends were reinvested in additional full
Pacific Mutual Life Insurance Company--see         and fractional shares of the related
Note 1 to Financial Statements of the Fund on      portfolio.
B-58) on May 12, 1988 and commenced operations
on November 22, 1988. Under applicable               3. CHARGES AND EXPENSES
insurance law, the assets and liabilities of
the Separate Account are clearly identified          With respect to variable life insurance
and distinguished from the other assets and        policies funded by the Separate Account,
liabilities of Pacific Life. The assets of the     Pacific Life makes certain deductions from
Separate Account will not be charged with any      premiums for sales load and state premium
liabilities arising out of any other business      taxes before amounts are allocated to the
conducted by Pacific Life, but the obligations     Separate Account. Pacific Life also makes
of the Separate Account, including benefits        certain deductions from the net assets of
related to variable life insurance, are            each Variable Account for the mortality and
obligations of Pacific Life.                       expense risks Pacific Life assumes,
                                                   administrative expenses, cost of insurance,
  The Separate Account held by Pacific Life        charges for optional benefits and any sales
represents funds from individual flexible          and underwriting surrender charges. The
premium variable life policies. The assets of      operating expenses of the Separate Account
the Separate Account are carried at market         are paid by Pacific Life.
value.
                                                     4. RELATED PARTY AGREEMENT
 The preparation of the accompanying financial
statements requires management to make               Pacific Mutual Distributors, Inc., a
estimates and assumptions that affect the          wholly-owned subsidiary of Pacific Life,
reported amounts of assets                         serves as principal underwriter of variable
                                                   life insurance policies funded by interests
                                                   in the Separate Account, without remuneration
                                                   from the Separate Account.

54

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). The cost and market value of total Separate Account's investments in the Funds as of December 31, 1998 were as follows (amounts in thousands):

                                              Variable Accounts
                          -----------------------------------------------------------
                                                        Govern-
                          Money    High Yield Managed     ment             Aggressive
                          Market      Bond      Bond   Securities  Growth    Equity
                          -----------------------------------------------------------
Total cost of
 investments at
 beginning of year        $52,208    $33,305   $69,581  $10,008   $143,503    $9,176
Add: Total net proceeds
 from policy
 transactions             180,669     23,481    32,416    8,675     56,862    15,473
  Reinvested
   distributions from
   the Funds:
   (a) Net investment
       income               3,392      3,082     4,503      663        214         5
   (b) Net realized gain                 321     1,030      218     20,018
                          -----------------------------------------------------------
           Sub-Total      236,269     60,189   107,530   19,564    220,597    24,654
Less:Cost of
 investments disposed
 during the year          167,051     15,055    10,005    2,887     33,430     8,316
                          -----------------------------------------------------------
Total cost of
 investments at end of
 year                      69,218     45,134    97,525   16,677    187,167    16,338
Add: Unrealized
 appreciation
 (depreciation)              (111)    (1,764)    4,339      472     12,503     1,428
                          -----------------------------------------------------------
Total market value of
 investments at end of
 year                     $69,107    $43,370  $101,864  $17,149   $199,670   $17,766
                          -----------------------------------------------------------

                          Growth     Equity    Multi-             Bond and   Equity
                            LT       Income   Strategy   Equity    Income    Index
                          -----------------------------------------------------------
Total cost of
 investments at
 beginning of year        $99,059   $100,762   $97,141   $4,174       $666  $140,325
Add: Total net proceeds
 from policy
 transactions              60,881     40,603    16,738   15,633      5,455    84,675
  Reinvested
   distributions from
   the Funds:
   (a) Net investment
       income                 327      1,300     3,405       40        145     3,133
   (b) Net realized gain    5,923     17,601     8,625      467          2     1,720
                          -----------------------------------------------------------
           Sub-Total      166,190    160,266   125,909   20,314      6,268   229,853
Less: Cost of
 investments disposed
 during the year           13,674     12,873    13,266    4,253      1,018    17,033
                          -----------------------------------------------------------
Total cost of
 investments at end of
 year                     152,516    147,393   112,643   16,061      5,250   212,820
Add: Unrealized
 appreciation              74,761     40,474    21,355    2,005         32    90,367
                          -----------------------------------------------------------
Total market value of
 investments at end of
 year                    $227,277   $187,867  $133,998  $18,066     $5,282  $303,187
                          -----------------------------------------------------------

                          Inter-    Emerging
                         national   Markets      I         II       III        IV
                          -----------------------------------------------------------
Total cost of
 investments at
 beginning of year       $115,000     $9,098      $544     $762     $2,892    $1,571
Add: Total net proceeds
 from policy
 transactions              47,705      9,932     1,047    1,994      2,546     3,239
  Reinvested
   distributions from
   the Funds:
   (a) Net investment
       income               1,485        117        87       52                  146
   (b) Net realized gain   10,500                                       21         8
                          -----------------------------------------------------------
           Sub-Total      174,690     19,147     1,678    2,808      5,459     4,964
Less: Cost of
 investments disposed
 during the year           21,407      7,458       224      341      1,268       527
                          -----------------------------------------------------------
Total cost of
 investments at end of
 year                     153,283     11,689     1,454    2,467      4,191     4,437
Add: Unrealized
 appreciation
 (depreciation)             3,857     (1,617)       68      481        261       549
                          -----------------------------------------------------------
Total market value of
 investments at end of
 year                    $157,140    $10,072    $1,522   $2,948     $4,452    $4,986
                          -----------------------------------------------------------

                                                                                   55

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

  Transactions in Separate Account units for the year ended December 31, 1998 and the selected accumulation unit information as of December 31, 1998 were as follows:

                                                 Variable Accounts
                          ----------------------------------------------------------------------
                                                               Govern-
                            Money     High Yield   Managed       ment                 Aggressive
                           Market        Bond        Bond     Securities    Growth      Equity
                         -----------------------------------------------------------------------
Total units outstanding
 at beginning of year      3,242,630   1,272,728   3,186,015    479,603    4,678,660     840,837
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums              9,998,490     280,788     567,458     95,603      858,593     345,960
 (b) Transfers--policy
     charges and deductions (373,932)    (84,466)   (165,049)   (30,660)    (283,438)    (82,024)
 (c) Transfers in (from
     other variable
     accounts)            16,112,581   1,251,759   2,162,298    411,892    2,206,806   1,764,520
 (d) Transfers out (to
     other variable
     accounts)           (24,064,758) (1,034,962) (1,475,354)  (204,814)  (2,150,435) (1,425,259)
 (e) Transfers--other       (828,850)    (87,604)   (176,871)   (29,124)    (256,086)    (51,258)
                         -----------------------------------------------------------------------
Sub-Total                    843,531     325,515     912,482    242,897      375,440     551,939
                         -----------------------------------------------------------------------
Total units outstanding
 at end of year            4,086,161   1,598,243   4,098,497    722,500    5,054,100   1,392,776
                         -----------------------------------------------------------------------

Accumulation Unit
 Value: At beginning of
 year                         $16.06      $26.48      $22.76     $21.73       $38.47      $11.27
At end of year                $16.91      $27.14      $24.85     $23.74       $39.51      $12.76

                           Growth       Equity      Multi-                 Bond and     Equity
                             LT         Income     Strategy     Equity      Income      Index
                         ------------------------------------------------------------------------
Total units outstanding
 at beginning of year      5,452,479   3,609,629   3,897,779    365,186       57,616   5,696,188
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums              1,193,031     621,209     459,357    229,214       83,678   1,213,083
 (b) Transfers--policy
     charges and deductions (371,549)   (198,432)   (168,061)   (48,132)     (15,662)   (350,651)
 (c) Transfers in (from
     other variable
     accounts)             3,139,545     984,220     372,455  1,338,126      518,911   2,722,051
 (d) Transfers out (to
     other variable
     accounts)            (2,057,690)   (741,626)   (498,426)  (643,218)    (223,441) (1,831,867)
 (e) Transfers--other       (266,828)   (121,899)   (164,002)   (32,588)     (13,550)   (270,080)
                         -----------------------------------------------------------------------
Sub-Total                  1,636,509     543,472       1,323    843,402      349,936   1,482,536
                         -----------------------------------------------------------------------
Total units outstanding
 at end of year            7,088,988   4,153,101   3,899,102  1,208,588      407,552   7,178,724
                         -----------------------------------------------------------------------

Accumulation Unit
 Value: At beginning of
 year                         $20.25      $36.43      $29.08     $11.47       $11.89      $32.88
At end of year                $32.06      $45.24      $34.37     $14.95       $12.96      $42.23

                           Inter-      Emerging
                          national     Markets        I           II         III          IV
                         -----------------------------------------------------------------------
Total units outstanding
 at beginning of year      6,224,372     871,397      52,300     59,984      243,373     132,506
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums              1,264,542     393,994      21,062     27,463      107,709      92,938
 (b) Transfers--policy
     charges and deductions (378,357)    (82,543)     (5,624)    (6,243)     (20,099)    (10,607)
 (c) Transfers in (from
     other variable
     accounts)             3,056,270   3,699,775      70,147    145,602      141,760     118,099
 (d) Transfers out (to
     other variable
     accounts)            (2,708,392) (3,409,238)     (8,799)   (56,670)    (125,903)    (23,033)
 (e) Transfers--other       (274,952)    (48,335)     (1,088)    (2,384)      (4,033)     (5,315)
                         -----------------------------------------------------------------------
Sub-Total                    959,111     553,653      75,698    107,768       99,434     172,082
                         -----------------------------------------------------------------------
Total units outstanding
 at end of year            7,183,483   1,425,050     127,998    167,752      342,807     304,588
                         -----------------------------------------------------------------------

Accumulation Unit
 Value:At beginning of
 year                         $20.72       $9.66      $10.31     $13.06       $12.77      $13.23
At end of year                $21.88       $7.07      $11.89     $17.57       $12.99      $16.37

------------------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.

INDEPENDENT AUDITORS' REPORT
----------------------------

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the "Company") as of December 31, 1998 and 1997, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 22, 1999

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                            December 31,
                                                           1998      1997
----------------------------------------------------------------------------
                                                            (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair value:
    Fixed maturity securities                              $13,617.0 $13,938.5
    Equity securities                                          547.5     346.4
  Mortgage loans                                             2,788.7   1,922.1
  Real estate                                                  172.7     192.1
  Policy loans                                               3,901.2   3,769.2
  Short-term investments                                        99.9      83.8
  Other investments                                            948.0     432.4
------------------------------------------------------------------------------
TOTAL INVESTMENTS                                           22,075.0  20,684.5
Cash and cash equivalents                                      150.1     110.4
Deferred policy acquisition costs                              889.7     716.9
Accrued investment income                                      252.3     255.4
Other assets                                                   672.8     636.5
Separate account assets                                     15,844.0  11,605.1
-----------------------------------------------------------------------------
TOTAL ASSETS                                               $39,883.9 $34,008.8
------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life, annuity and other investment contract
   deposits                                                $17,973.0 $16,644.5
  Future policy benefits                                     2,131.6   2,133.8
  Short-term and long-term debt                                445.1     253.6
  Other liabilities                                          1,162.2   1,224.5
  Separate account liabilities                              15,844.0  11,605.1
------------------------------------------------------------------------------
TOTAL LIABILITIES                                           37,555.9  31,861.5
------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                       30.0      30.0
  Paid-in capital                                              126.2     120.1
  Retained earnings                                          1,663.5   1,422.0
  Accumulated other comprehensive income -
   Unrealized gain on securities available for sale, net       508.3     575.2
------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                   2,328.0   2,147.3
------------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $39,883.9 $34,008.8
------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                     Years Ended December 31,
                                                      1998     1997     1996
------------------------------------------------------------------------------
                                                          (In Millions)
REVENUES
Policy fees from universal life, annuity and other
 investment contract deposits                       $  525.3 $  431.2 $  348.6
Insurance premiums                                     514.7    504.3    465.4
Net investment income                                1,293.8  1,225.3  1,087.3
Net realized capital gains                              38.7     85.3     44.0
Commission revenue                                     220.1    146.6     79.6
Other income                                           216.6    181.7    123.1
------------------------------------------------------------------------------
TOTAL REVENUES                                       2,809.2  2,574.4  2,148.0
------------------------------------------------------------------------------
BENEFITS AND EXPENSES
Interest credited to universal life, annuity and
 other investment contract deposits                    880.8    797.8    665.0
Policy benefits paid or provided                       719.5    675.7    652.9
Commission expenses                                    386.1    303.7    233.6
Operating expenses                                     467.8    507.7    316.2
------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                          2,454.2  2,284.9  1,867.7
------------------------------------------------------------------------------
INCOME BEFORE PROVISION FOR INCOME TAXES               355.0    289.5    280.3
Provision for income taxes                             113.5    113.5    113.7
------------------------------------------------------------------------------
NET INCOME                                          $  241.5 $  176.0 $  166.6
------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                     Accumulated
                                    Common Stock                        Other
                                    ------------- Paid-in Retained  Comprehensive
                                    Shares Amount Capital Earnings     Income      Total
-------------------------------------------------------------------------------------------
                                                        (In Millions)
BALANCES,
 JANUARY 1, 1996                                          $1,151.4     $ 482.0    $1,633.4
Comprehensive income:
  Net income                                                 166.6                   166.6
  Change in unrealized gain on
   securities available for sale,
   net                                                                  (102.8)     (102.8)
                                                                                  --------
Total comprehensive income                                                            63.8
-------------------------------------------------------------------------------------------
BALANCES,
 DECEMBER 31, 1996                                         1,318.0       379.2     1,697.2
Comprehensive income:
  Net income                                                 176.0                   176.0
  Change in unrealized gain on
   securities available for sale,
   net                                                                   196.0       196.0
                                                                                  --------
Total comprehensive income                                                           372.0
Issuance of partnership units by
 affiliate                                        $ 85.1                              85.1
Initial member capitalization
 of Pacific Mutual Holding Company                            (2.0)                   (2.0)
Issuance of common stock             0.6   $30.0    35.0     (65.0)
Dividend paid to parent                                       (5.0)                   (5.0)
-------------------------------------------------------------------------------------------
BALANCES,
 DECEMBER 31, 1997                   0.6    30.0   120.1   1,422.0       575.2     2,147.3
Comprehensive income:
  Net income                                                 241.5                   241.5
  Change in unrealized gain on
   securities available for sale,
   net                                                                   (66.9)      (66.9)
                                                                                  --------
Total comprehensive income                                                           174.6
Issuance of partnership units by
 affiliate                                           6.1                               6.1
-------------------------------------------------------------------------------------------
BALANCES,
 DECEMBER 31, 1998                   0.6   $30.0  $126.2  $1,663.5     $ 508.3    $2,328.0
-------------------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                  Years Ended December 31,
                                                  1998       1997       1996
--------------------------------------------------------------------------------
                                                        (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                      $   241.5  $   176.0  $   166.6
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Amortization on fixed maturities                  (39.4)     (26.6)     (45.2)
  Depreciation and other amortization                26.0       38.3       43.8
  Deferred income taxes                             (20.6)     (14.4)     (49.8)
  Net realized capital gains                        (38.7)     (85.3)     (44.0)
  Net change in deferred policy acquisition
   costs                                           (172.8)    (185.4)    (140.4)
  Interest credited to universal life, annuity
   and other investment contract deposits           880.8      797.8      665.0
Change in accrued investment income                   3.1      (52.9)      (3.7)
Change in future policy benefits                     (2.2)    (372.7)      62.3
Change in other assets and liabilities               99.4      577.4      158.1
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES           977.1      852.2      812.7
--------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                      (4,302.3)  (6,272.3)  (4,525.0)
  Sales                                           2,201.9    2,224.1    2,511.0
  Maturities and repayments                       2,196.1    2,394.6    1,184.7
Repayments of mortgage loans                        334.9      179.3      220.4
Proceeds from sales of mortgage loans and real
 estate                                              43.3      104.4       14.5
Purchases of mortgage loans and real estate      (1,246.3)    (643.7)    (414.3)
Distributions from partnerships                     119.5       91.6       78.8
Change in policy loans                             (132.0)    (637.4)    (338.5)
Change in short-term investments                    (16.1)     (17.7)      37.2
Other investing activity, net                      (564.2)      43.5     (144.5)
--------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES            (1,365.2)  (2,533.6)  (1,375.7)
--------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                Years Ended December 31,
(Continued)                                     1998       1997       1996
------------------------------------------------------------------------------
                                                      (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                    $ 4,007.0  $ 4,373.6  $ 2,105.0
  Withdrawals                                  (3,770.7)  (2,667.3)  (1,756.6)
Net change in short-term debt                     191.5        8.5       42.5
Repayment of long-term debt                                  (25.0)      (5.0)
Initial capitalization of Pacific Mutual
 Holding Company                                              (2.0)
Dividend paid to parent                                       (5.0)
------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES         427.8    1,682.8      385.9
------------------------------------------------------------------------------
Net change in cash and cash equivalents            39.7        1.4     (177.1)
Cash and cash equivalents, beginning of year      110.4      109.0      286.1
------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS, END OF YEAR        $   150.1  $   110.4  $   109.0
------------------------------------------------------------------------------

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES
In connection with the acquisition of an insurance block of business in 1997, as discussed in Note 5, the following assets and liabilities were assumed:

          Cash                                            $1,215.9
          Policy loans                                       440.3
          Other assets                                        43.4
                                                          --------
            Total assets assumed                          $1,699.6
                                                          --------
          Policyholder account values                     $1,693.8
          Other liabilities                                    5.8
                                                          --------
            Total liabilities assumed                     $1,699.6
                                                          --------
------------------------------------------------------------------------------

SUPPLEMENTAL SCHEDULE OF NON CASH FINANCING ACTIVITIES
As a result of the Conversion in 1997, as discussed in Note 1, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

------------------------------------------------------------------------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid                                $127.9     $153.0     $189.6
Interest paid                                    $ 24.0     $ 26.1     $ 27.3
------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   CONVERSION TO MUTUAL HOLDING COMPANY STRUCTURE

   Pursuant to consent received from the Insurance Department of the State of California, Pacific Mutual Life Insurance Company ("Pacific Mutual") implemented a plan of conversion to form a mutual holding company structure (the "Conversion") on September 1, 1997. The Conversion created Pacific LifeCorp, an intermediate stock holding company and Pacific Mutual Holding Company ("PMHC"), a mutual holding company. Pacific Mutual was converted to a stock life insurance company and renamed Pacific Life Insurance Company ("Pacific Life"). Under their respective charters, PMHC must always own at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in PMHC, consisting principally of the right to vote on the election of the Board of Directors of PMHC and on other matters, and certain rights upon liquidation or dissolution of PMHC.

   As a result of the Conversion, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

   DESCRIPTION OF BUSINESS

   Pacific Life was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life conducts business in every state except New York.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans. Additionally, through its major subsidiaries and affiliates, Pacific Life provides a variety of group employee benefits, broker-dealer operations and investment management and advisory services.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the "Company") have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of Pacific Life and its wholly-owned insurance subsidiaries, PM Group Life Insurance Company ("PM Group") and World-Wide Holdings Limited, and its wholly-owned noninsurance subsidiaries, Pacific Asset Management LLC ("PAM"), Pacific Mutual Distributors, Inc. ("PMD"), Pacific Mutual Realty Finance, Inc. and Pacific Mezzanine Associates, L.L.C. (50% owned). All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of California. These consolidated financial statements differ from those followed in reports to regulatory authorities (Note 2).

   PAM was initially capitalized on December 31, 1997, when Pacific Life completed a subsidiary restructuring in which all the assets and liabilities of Pacific Financial Asset Management Corporation ("PFAMCo") were contributed into this newly formed limited liability company. PFAMCo was then merged into Pacific Life. On October 30, 1997, Pacific Corinthian Life Insurance Company ("PCL"-Note 4), a wholly-owned insurance subsidiary, was merged into Pacific Life, with Pacific Life as the surviving entity.

   NEW ACCOUNTING PRONOUNCEMENTS

   During 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income," SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information," and SFAS No. 132, "Employers' Disclosures about Pensions and Other
   Postretirement Benefits."

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   SFAS No. 130 established standards for the reporting and display of comprehensive income and its components in financial statements (Note 11). SFAS No. 131 established standards for the way information about operating segments is reported in financial statements. It also established standards for related disclosures about products and services, geographic areas and major customers (Note 13). SFAS No. 132 standardized disclosure requirements for employers' pensions and other retiree benefits (Note 14). Adoption of these accounting standards did not have a significant impact on the consolidated financial position or results of operations of the Company.

   On January 1, 1998, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. Adoption of this accounting standard did not have a significant impact on the consolidated financial position or results of operations of the Company.

   In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 is effective for fiscal years beginning after June 15, 1999. SFAS No. 133 establishes accounting and reporting standards for derivative instruments and hedging activities. The Company currently plans to adopt SFAS No. 133 on January 1, 2000. The impact on the consolidated financial position or results of operations of the Company due to the adoption of this statement has not yet been determined.

   In March 1998, the AICPA issued SOP 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires that certain costs incurred in developing internal use computer software be capitalized. The Company currently plans to adopt SOP 98-1 on January 1, 1999. The adoption is not expected to have a significant impact on the consolidated financial position or results of operations of the Company.

   INVESTMENTS

   Available for sale fixed maturity and equity securities are reported at estimated fair value, with unrealized gains and losses, net of deferred income tax and adjustments related to deferred policy acquisition costs, included as a separate component of equity on the accompanying consolidated statements of financial condition. Trading securities, which are included in short-term investments, are reported at estimated fair value with unrealized gains and losses included in net realized capital gains on the accompanying consolidated statements of operations.

   For mortgage-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income on the accompanying consolidated statements of operations.

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized capital gains on the accompanying consolidated statements of operations.

   Short-term investments are carried at estimated fair value and include all trading securities.

   Derivative financial instruments are carried at estimated fair value. Unrealized gains and losses of derivatives used to hedge securities classified as available for sale are reflected in a separate component of equity on the accompanying consolidated statements of financial condition, similar to the accounting of the underlying hedged assets. Realized gains and losses on derivatives used for hedging are deferred and amortized over the average life of the related hedged assets or insurance liabilities. Unrealized gains and losses of other derivatives are included in net realized capital gains on the accompanying consolidated statements of operations.

   Mortgage loans and policy loans are stated at unpaid principal balances.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   Real estate is carried at depreciated cost, or for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition if lower than the related unpaid balance.

   On November 15, 1994, certain of the Company's investment management and advisory subsidiaries entered into an agreement and plan of consolidation with Thomson Advisory Group L.P., a Delaware limited partnership with publicly traded units, to merge into a newly capitalized partnership named PIMCO Advisors L.P. ("PIMCO Advisors"). In December 1997, PIMCO Advisors completed a transaction in which it acquired the assets of Oppenheimer Capital, L.P., including its interest in Oppenheimer Capital, by issuing approximately 33 million PIMCO Advisors General and Limited Partner units. In connection with this transaction, the Company increased its investment in PIMCO Advisors to reflect the excess of the Company's pro rata share of PIMCO Advisors partners' capital subsequent to this transaction over the carrying value of the Company's investment in PIMCO Advisors. The net result of this transaction was to directly increase stockholder's equity by $85.1 million. The Company's beneficial ownership in PIMCO Advisors was approximately 42% prior to this transaction and 31% as of December 31, 1997. During 1998, the Company increased its investment in PIMCO Advisors to reflect its pro rata share of the increase to PIMCO Advisors partners' capital due to the issuance of additional partnership units. For the year ended December 31, 1998, there was a direct increase to the Company's stockholder's equity of $6.1 million. During 1998, the Company also acquired the beneficial ownership of additional partnership units which increased its ownership to 33% as of December 31, 1998. Deferred taxes resulting from these transactions have been included in the accompanying consolidated financial statements. The Company's investment in PIMCO Advisors, which is included in other investments on the accompanying consolidated statements of financial condition, is accounted for using the equity method.

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all liquid debt instruments with an original maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life, annuity and other investment contract products, such costs are generally amortized in proportion to the present value of expected gross profits using the assumed crediting rate. Adjustments are reflected in earnings or equity in the period the Company experiences deviations in gross profit assumptions. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in investments classified as available for sale. For life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions consistent with those used in computing policy reserves. For the years ended December 31, 1998, 1997 and 1996, net amortization of deferred policy acquisition costs included in commission expenses amounted to $73.0 million, $50.2 million and $42.6 million, respectively, and included in operating expenses amounted to $33.5 million, $29.4 million and $27.4 million, respectively, on the accompanying consolidated statements of operations.

   PRESENT VALUE OF FUTURE PROFITS

   In connection with the rehabilitation of First Capital Life Insurance Company ("FCL"-Note 4), an asset was established which represented the present value of estimated future profits of the acquired business. The future profits were discounted to provide an appropriate rate of return and were amortized over the rehabilitation plan period. Amortization for the years ended December 31, 1997 and 1996 amounted to $16.1 million and $24.2 million, respectively, and is included in commission expenses on the accompanying consolidated statements of operations. During 1996, the Company changed certain assumptions regarding the estimated life which resulted in an increase in amortization in 1996 of approximately $17.0 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   UNIVERSAL LIFE, ANNUITY AND OTHER INVESTMENT CONTRACT DEPOSITS

   Universal life, annuity and other investment contract deposits are valued using the retrospective deposit method and consist principally of deposits received plus interest credited less accumulated assessments. Interest credited to these policies primarily ranged from 4.0% to 8.4% during 1998, 1997 and 1996.

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 1998, 1997 and 1996. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided on the accompanying consolidated statements of operations.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 1998 and 1997, participating experience rated policies paying dividends represented approximately 1% of direct written life insurance in force.

   REVENUES AND EXPENSES

   Insurance premiums are recognized as revenue when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life, annuities and other investment contracts are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is generally recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income on the accompanying consolidated statements of operations. Depreciation and amortization of other assets is included in operating expenses on the accompanying consolidated statements of operations.

   INCOME TAXES

   Pacific Life is taxed as a life insurance company for income tax purposes and is included in the consolidated income tax returns of PMHC. Prior to 1998, Pacific Life was subject to an equity tax calculated by a prescribed formula that incorporated a differential earnings rate between stock and mutual life insurance companies. In December 1998, the Internal Revenue Service released Revenue Ruling 99-3 which exempts Pacific Life from this tax for taxable years beginning in 1998. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at market value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments disclosed in Notes 6 and 7 has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

   BUSINESS RISKS

   The Company operates in a business environment that is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, credit risk, and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques which attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 1998 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS


   The following are reconciliations of statutory capital and surplus and statutory net income for Pacific Life as calculated in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of California, to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                           December 31,
                                                          1998      1997
                                                        ------------------
                                                          (In Millions)
         Statutory capital and surplus                  $1,157.4  $  944.8
           Deferred policy acquisition costs               908.0     730.7
           Unrealized gain on securities available for
            sale, net                                      508.3     575.2
           Deferred income tax                             307.1     289.2
           Asset valuation reserve                         298.7     252.4
           Non admitted assets                              40.4      25.2
           Subsidiary equity                                26.5      60.4
           Surplus notes                                  (149.6)   (149.6)
           Insurance and annuity reserves                 (654.4)   (511.5)
           Other                                          (114.4)    (69.5)
                                                        ------------------
         Stockholder's equity as reported herein        $2,328.0  $2,147.3
                                                        ------------------

                                                 Years Ended December 31,
                                                  1998     1997     1996
                                                --------------------------
                                                    (In Millions)
         Statutory net income                   $ 187.6  $ 121.5   $ 113.1
           Deferred policy acquisition costs      177.3    160.4     111.2
           Interest maintenance reserve            24.1      7.6       3.8
           Deferred income tax                     17.9     41.2      70.9
           Net realized gain (loss) on trading
            securities                              9.2     (5.8)    (11.6)
           Earnings of subsidiaries               (32.8)   (40.6)    (33.0)
           Insurance and annuity reserves        (145.1)  (107.0)    (91.3)
           Other                                    3.3     (1.3)      3.5
                                                --------------------------
         Net income as reported herein          $ 241.5  $ 176.0   $ 166.6
                                                --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)

   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the National Association of Insurance Commissioners ("NAIC") to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by comparing it to the risk-based capital as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 1998 and 1997, Pacific Life and PM Group exceeded the minimum risk-based capital requirements.

   CODIFICATION

   In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the states of California and Arizona will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to its parent in any 12-month period cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Insurance Department of the State of California. Based on this limitation and 1998 statutory results, Pacific Life could pay approximately $240.9 million in dividends in 1999 without prior approval. No dividends were paid during 1998.

   Extraordinary dividends to Pacific Life from PM Group are subject to regulatory restrictions and approvals by the Insurance Department of the State of Arizona, PM Group's state of domicile. The maximum amount of ordinary dividends that can be paid by PM Group without restriction cannot exceed the lesser of 10% of surplus as regards policyholders, or the statutory net gain from operations. PM Group received approval to pay dividends of $14 million and $25 million for the years ended December 31, 1997 and 1996 of which $8 million and $18 million, respectively, were considered extraordinary. No dividends were paid during 1998.

   PERMITTED PRACTICE

   As discussed in Note 1, the Company beneficially owns approximately 33% of the outstanding General and Limited Partner units in PIMCO Advisors L.P. as of December 31, 1998. Net cash distributions received on these units are recorded as income as permitted by the Insurance Department of the State of California for statutory accounting purposes.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the "Closed Block"), was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets of Pacific Life have been allocated to the Closed Block in an amount that produces cash flows, which, together with anticipated revenues, are expected to be sufficient to support the policies. Pacific Life is not

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. CLOSED BLOCK (Continued)

   required to support the payment of dividends on these policies from its general funds. The Closed Block will continue in effect until either the last policy is no longer in force, or the dissolution of the Closed Block. Total assets of $311.6 million and $316.2 million and total liabilities of $352.8 million and $356.0 million for the Closed Block are included in other assets and other liabilities, respectively, on the accompanying consolidated statements of financial condition as of December 31, 1998 and 1997, respectively. The contribution to income from the Closed Block of $5.1 million and $5.7 million, consisting of net revenues and expenses generated by the Closed Block, is included in other income on the accompanying consolidated statements of operations for the years ended December 31, 1998 and 1997, respectively.

4. REHABILITATION OF FIRST CAPITAL LIFE INSURANCE COMPANY

   On September 30, 1997, PCL completed the rehabilitation of FCL pursuant to a five-year rehabilitation plan approved by the California Superior Court and the Insurance Department of the State of California (the "Rehabilitation Plan"). Under the terms of the Rehabilitation Plan, FCL's insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity.

5. ACQUISITION OF INSURANCE BLOCKS OF BUSINESS

   On June 1, 1997, Pacific Life acquired a block of corporate-owned life insurance ("COLI") policies from Confederation Life Insurance Company
   (U.S.) in Rehabilitation, which is currently under rehabilitation ("Confederation Life"), which consisted of approximately 38,000 policies having a face amount of insurance of $8.6 billion and reserves of approximately $1.7 billion. The assets received as part of this acquisition amounted to approximately $1.2 billion in cash and approximately $0.4 billion in policy loans. This block is primarily non-leveraged COLI.

   The remaining cost of acquiring this business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $36.5 million and $43.4 million as of December 31, 1998 and 1997, respectively, and is included in deferred policy acquisition costs on the accompanying consolidated statements of financial condition. Amortization of this asset for the years ended December 31, 1998 and 1997 was $7.7 million and $0.9 million, respectively, and is included in commission expenses on the accompanying consolidated statements of operations.

   In January 1999, Pacific Life signed a definitive agreement to acquire a payout annuity block of business from Confederation Life. This block of business consists of approximately 18,000 policies, having reserves amounting to approximately $2.0 billion. The transaction is subject to various regulatory and Court approvals and is anticipated to close during 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES


   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities are shown below. The estimated fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, estimated fair values were provided by independent pricing services specializing in "matrix pricing" and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                                 Gross Unrealized
                                       Amortized ----------------- Estimated
                                         Cost     Gains    Losses  Fair Value
                                       --------------------------------------
                                                   (In Millions)
    Securities Available for Sale:
    -----------------------------
    As of December 31, 1998:
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies          $    94.0 $   24.9          $   118.9
    Obligations of states, political
     subdivisions and foreign govern-
     ments                                 726.0    118.0 $   16.1     827.9
    Corporate securities                 7,766.0    438.0    122.4   8,081.6
    Mortgage-backed and asset-backed
     securities                          4,391.7    139.6     52.9   4,478.4
    Redeemable preferred stock             104.0     11.3      5.1     110.2
                                       --------------------------------------
    Total fixed maturity securities    $13,081.7 $  731.8 $  196.5 $13,617.0
                                       --------------------------------------
    Total equity securities            $   364.4 $  202.6 $   19.5 $   547.5
                                       --------------------------------------
    Securities Available for Sale:
    -----------------------------
    As of December 31, 1997:
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies          $    85.4 $   17.5          $   102.9
    Obligations of states, political
     subdivisions and foreign govern-
     ments                                 730.2     89.4 $    3.0     816.6
    Corporate securities                 7,658.6    594.3     72.7   8,180.2
    Mortgage-backed and asset-backed
     securities                          4,597.2    147.1     15.5   4,728.8
    Redeemable preferred stock             102.3     10.3      2.6     110.0
                                       --------------------------------------
    Total fixed maturity securities    $13,173.7 $  858.6 $   93.8 $13,938.5
                                       --------------------------------------
    Total equity securities            $   226.4 $  122.5 $    2.5 $   346.4
                                       --------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)


   The amortized cost and estimated fair value of fixed maturity securities as of December 31, 1998, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized Estimated
                                                      Cost    Fair Value
                                                    --------------------
                                                       (In Millions)
         Securities Available for Sale:
         -----------------------------
         Due in one year or less                    $   479.8 $   482.6
         Due after one year through five years        3,131.7   3,236.6
         Due after five years through ten years       2,923.1   3,033.4
         Due after ten years                          2,155.4   2,386.0
                                                    --------------------
                                                      8,690.0   9,138.6
         Mortgage-backed and asset-backed securi-
          ties                                        4,391.7   4,478.4
                                                    --------------------
         Total                                      $13,081.7 $13,617.0
                                                    --------------------

   Gross gains of $110.6 million, $69.1 million and $89.3 million and gross losses of $35.9 million, $32.9 million and $29.9 million on securities available for sale were realized during 1998, 1997 and 1996, respectively.

   Major categories of investment income are summarized as follows:

                                    Years Ended December 31,
                                     1998     1997     1996
                                   --------------------------
                                         (In Millions)
        Fixed maturity securities  $  915.9 $  925.4 $  820.7
        Equity securities              17.5     12.8     17.8
        Mortgage loans                174.6    129.5    109.4
        Real estate                    38.1     53.6     51.3
        Policy loans                  154.5    137.1    113.0
        Other                         100.2     75.5     82.6
                                   --------------------------
          Gross investment income   1,400.8  1,333.9  1,194.8
        Investment expense            107.0    108.6    107.5
                                   --------------------------
          Net investment income    $1,293.8 $1,225.3 $1,087.3
                                   --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)


   The change in gross unrealized gain on investments in available for sale and trading securities is as follows:

                                             December 31,
                                         1998     1997    1996
                                        ------------------------
                                            (In Millions)
        Available for sale securities:
          Fixed maturity                $(229.5) $223.5  $(168.6)
          Equity                           63.1    85.7      6.3
                                        ------------------------
        Total                           $(166.4) $309.2  $(162.3)
                                        ------------------------

        Trading securities:
          Fixed maturity                $  (2.5) $ (1.1) $  (0.5)
          Equity                                             0.2
                                        ------------------------
        Total                           $  (2.5) $ (1.1) $  (0.3)
                                        ------------------------

   As of December 31, 1998 and 1997, investments in fixed maturity securities with a carrying value of $13.0 million and $14.4 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

   No investment, aggregated by issuer, exceeded 10% of total stockholder's equity as of December 31, 1998.

7. FINANCIAL INSTRUMENTS

   The estimated fair values of the Company's financial instruments are as follows:

                                       December 31, 1998    December 31, 1997
                                      -------------------- --------------------
                                      Carrying  Estimated  Carrying  Estimated
                                       Amount   Fair Value  Amount   Fair Value
                                      ----------------------------------------
                                                    (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 6)            $14,164.5 $14,164.5  $14,284.9 $14,284.9
      Mortgage loans                    2,788.7   2,911.2    1,922.1   1,990.9
      Policy loans                      3,901.2   3,901.2    3,769.2   3,769.2
      Cash and cash equivalents           150.1     150.1      110.4     110.4
      Derivative financial
       instruments:
        Interest rate floors, caps,
         options and swaptions             67.9      67.9       22.9      22.9
        Interest rate swap contracts                             0.5       0.5
        Foreign currency derivatives      108.2     108.2        4.1       4.1
    Liabilities:
      Guaranteed interest contracts     5,665.3   5,751.0    3,982.0   4,035.7
      Deposit liabilities                 599.9     626.7      733.5     737.4
      Annuity liabilities               1,448.0   1,430.1    1,883.5   1,872.6
      Short-term debt                     295.5     295.5      104.0     104.0
      Surplus notes                       149.6     176.0      149.6     164.7
      Derivative financial
       instruments:
        Options written                                          1.6       1.6
        Interest rate swap contracts       23.3      23.3
        Asset swap contracts                3.6       3.6       12.6      12.6
        Credit default and total
         return swaps                       9.1       9.1        4.0       4.0

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. FINANCIAL INSTRUMENTS (Continued)

   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 1998 and 1997:

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values.

   CASH AND CASH EQUIVALENTS

   The carrying amounts of these items are a reasonable estimate of their fair values.

   DERIVATIVE FINANCIAL INSTRUMENTS

   Derivatives are financial instruments whose value or cash flows are "derived" from another source, such as an underlying security. They can facilitate total return and, when used for hedging, they achieve the lowest cost and most efficient execution of positions. Derivatives can also be used to leverage by using very large notional amounts or by creating formulas that multiply changes in the underlying security. The Company's approach is to avoid highly leveraged or overly complex investments. The Company utilizes certain derivative financial instruments to diversify its business risk and to minimize its exposure to fluctuations in market prices, interest rates or basis risk as well as for facilitating total return. Risk is limited through modeling derivative performance in product portfolios for hedging and setting loss limits in total return portfolios.

   Derivatives used by the Company involve elements of credit risk and market risk in excess of amounts recognized in the accompanying consolidated financial statements. The notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. The estimated fair values of these instruments are based on dealer quotations or internal price estimates believed to be comparable to dealer quotations. These amounts estimate what the Company would have to pay or receive if the contracts were terminated at that time. The Company determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with off-balance sheet counterparty risk.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. FINANCIAL INSTRUMENTS (Continued)


   A reconciliation of the notional or contract amounts and discussion of the various derivative instruments is as follows:

                                    Balance               Terminations Balance
                                   Beginning                  and        End
                                    of Year  Acquisitions  Maturities  of Year
                                    -------------------------------------------
                                                  (In Millions)
    December 31, 1998:
    -----------------
      Interest rate floors, caps,
       options and swaptions       $2,730.0    $  160.6     $  237.6   $2,653.0
      Interest rate swap
       contracts                    2,026.1       960.8        378.3    2,608.6
      Asset swap contracts             67.4        30.3         34.5       63.2
      Credit default and total
       return swaps                   288.5       771.5        410.4      649.6
      Financial futures contracts     214.1     4,108.4      3,713.6      608.9
      Foreign currency
       derivatives                    207.0       959.4         35.2    1,131.2

    December 31, 1997:
    -----------------
      Interest rate floors, caps,
       options and swaptions        4,538.2     1,644.2      3,452.4    2,730.0
      Interest rate swap
       contracts                      988.3     1,356.0        318.2    2,026.1
      Asset swap contracts             30.0        47.4         10.0       67.4
      Credit default and total
       return swaps                   356.5        98.9        166.9      288.5
      Financial futures contracts     609.2     3,930.6      4,325.7      214.1
      Foreign currency
       derivatives                     41.4       217.0         51.4      207.0

   Interest Rate Floors, Caps, Options and Swaptions
   -------------------------------------------------

   The Company uses interest rate floors, caps, options and swaptions to hedge against fluctuations in interest rates and to take positions in its total return portfolios. Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Swaptions are options to enter into a swap transaction at a specified price. The Company uses written covered call options on a limited basis. Gains and losses on covered calls are offset by gains and losses on the underlying position. Floors, caps and options are reported as assets and options written are reported as liabilities in the accompanying consolidated statements of financial condition. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition. The purchase premium of these instruments is amortized on a constant effective yield basis and included as a component of net investment income in the accompanying consolidated statements of operations over the term of the agreement. Interest rate floors and caps, options and swaptions mature during the years 1999 through 2017.

   Interest Rate Swap Contracts
   ----------------------------

   The Company uses interest rate swaps to manage interest rate risk and to take positions in its total return portfolios. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income in the accompanying consolidated statements of operations over the life of the agreements. The interest rate swap contracts mature during the years 1999 through 2021.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. FINANCIAL INSTRUMENTS (Continued)


   Asset Swap Contracts
   --------------------

   The Company uses asset swap contracts to manage interest rate and equity risk to better match portfolio duration to liabilities. Asset swap contracts involve the exchange of upside equity potential for fixed income streams. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income in the accompanying consolidated statements of operations over the life of the agreements. The asset swap contracts mature during the years 2000 through 2005.

   Credit Default and Total Return Swaps
   -------------------------------------

   The Company uses credit default and total return swaps to take advantage of market opportunities. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index or market. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income in the accompanying consolidated statements of operations over the life of the agreements. Credit default and total return swaps mature during the years 1999 through 2028.

   Financial Futures Contracts
   ---------------------------

   The Company uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. In addition, foreign currency futures may be used to hedge foreign currency risk on non-U.S. dollar denominated securities. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

   Foreign Currency Derivatives
   ----------------------------

   The Company enters into foreign exchange forward contracts and swaps to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset losses and gains, respectively, on the related foreign currency denominated assets. The amounts to be received or paid under the foreign currency swaps are accrued and recognized through an adjustment to net investment income in the accompanying consolidated statements of operations over the life of the agreements. Foreign currency derivatives expire during the years 1999 through 2013.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of fixed maturity guaranteed interest contracts is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. FINANCIAL INSTRUMENTS (Continued)

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market values.

   SURPLUS NOTES

   The estimated fair value of surplus notes is based on market quotes.

   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   Pacific Life has issued certain contracts to 401(k) plans totaling $1.6 billion as of December 31, 1998, pursuant to the terms of which the 401(k) plan retains direct ownership and control of the assets related to these contracts. Pacific Life agrees to provide benefit responsiveness in the event that plan benefit requests exceed plan cash flows. In return for this guarantee, Pacific Life receives a fee which varies by contract. Pacific Life sets the investment guidelines to provide for appropriate credit quality and cash flow matching.

8. UNIVERSAL LIFE, ANNUITY AND OTHER INVESTMENT CONTRACT DEPOSITS

   The detail of universal life, annuity and other investment contract deposit liabilities is as follows:

                                               December 31,
                                              1998      1997
                                            -------------------
                                               (In Millions)
          Universal life                    $10,218.0 $10,012.0
          Annuity                             1,429.0   1,817.4
          Other investment contract
           deposits                           6,326.0   4,815.1
                                            -------------------
                                            $17,973.0 $16,644.5
                                            -------------------

   The detail of universal life, annuity and other investment contract deposits policy fees and interest credited net of reinsurance ceded is as follows:

                                            Years Ended December 31,
                                             1998     1997     1996
                                           --------------------------
                                                 (In Millions)
          Policy fees:
            Universal life                 $  439.9 $  377.5 $  318.4
            Annuity                            82.1     50.3     26.6
            Other investment contract
             deposits                           3.3      3.4      3.6
                                           --------------------------
          Total policy fees                $  525.3 $  431.2 $  348.6
                                           --------------------------
          Interest credited:
            Universal life                 $  440.8 $  368.2 $  284.3
            Annuity                            79.8    116.8    138.7
            Other investment contract
             deposits                         360.2    312.8    242.0
                                           --------------------------
          Total interest credited          $  880.8 $  797.8 $  665.0
                                           --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  SHORT-TERM AND LONG-TERM DEBT

    Pacific Life borrows for short-term needs by issuing commercial paper. Principal of $234.9 million and interest payable of $0.6 million was outstanding as of December 31, 1998, bearing an average interest rate of 5.22%, and was repaid in January 1999. There was no commercial paper debt outstanding as of December 31, 1997. Pacific Life has a revolving credit facility available of $350 million as of December 31, 1998 and 1997. There was no debt outstanding under the revolving credit facility as of December 31, 1998 and 1997.

    PAM had bank borrowings outstanding of $60 million and $104 million as of December 31, 1998 and 1997, respectively. The interest rate averaged 5.8%, 5.8% and 5.6% for the years ended December 31, 1998, 1997 and 1996, respectively. Outstanding debt is due and payable in 1999 and subject to renewal. The borrowing limit for PAM as of December 31, 1998 and 1997 was $200 million.

    Pacific Life has $150 million of long-term debt which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest on and the payment of principal of the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $11.8 million for each of the years ended December 31, 1998, 1997 and 1996 and is included in net investment income on the accompanying consolidated statements of operations.

10. INCOME TAXES

    The Company accounts for income taxes using the liability method. The deferred tax consequences of changes in tax rates or laws must be computed on the amounts of temporary differences and carryforwards existing at the date a new tax law is enacted. Recording the effects of a change involves adjusting deferred tax liabilities and assets with a corresponding charge or credit recognized in the provision for income taxes. The objective is to measure a deferred tax liability or asset using the enacted tax rates and laws expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized.

    The provision for income taxes is as follows:

                                               Years Ended December 31,
                                               1998      1997      1996
                                             --------------------------
                                                   (In Millions)
        Current                              $134.1    $127.9    $163.5
        Deferred                              (20.6)    (14.4)    (49.8)
                                             --------------------------
                                             $113.5    $113.5    $113.7
                                             ==========================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. INCOME TAXES (Continued)

    The sources of the Company's provision for deferred taxes are as follows:

                                               Years Ended December 31,
                                                1998      1997      1996
                                              ----------------------------
                                                    (In Millions)
        Non deductible reserves               $   28.2  $  (27.6) $   (6.4)
        Duration hedging                          20.8      (2.6)    (14.9)
        Partnership income                        20.8
        Deferred policy acquisition costs        (12.6)    (18.0)      2.1
        Investment valuation                     (24.5)      3.9      (7.3)
        Policyholder reserves                    (29.5)     20.1     (28.5)
        Other                                     (2.6)      9.8       5.2
                                              ----------------------------
        Deferred taxes from operations             0.6     (14.4)    (49.8)
        Release of subsidiary deferred taxes     (21.2)
                                              ----------------------------
        Deferred tax provision                $  (20.6) $  (14.4) $  (49.8)
                                              ----------------------------

   The Company's acquisition of a controlling interest in a subsidiary allowed such subsidiary to be included in PMHC's consolidated income tax return. That inclusion resulted in the release of certain deferred taxes.

   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                  Years Ended December 31,
                                                   1998      1997      1996
                                                 ----------------------------
                                                       (In Millions)
        Income taxes at the statutory rate       $  124.2  $  101.3  $   98.1
          Equity tax                                 (5.0)      5.0      16.3
          Amortization of intangibles on equity
           method investments                         4.3       7.6       6.5
          Non-taxable investment income              (3.6)     (2.6)     (2.1)
          Other                                      (6.4)      2.2      (5.1)
                                                 ----------------------------
        Provision for income taxes               $  113.5  $  113.5  $  113.7
                                                 ----------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. INCOME TAXES (Continued)

    The net deferred tax liability is comprised of the following tax effected temporary differences:

                                                          December 31,
                                                          1998     1997
                                                        ----------------
                                                         (In Millions)
        Policyholder reserves                           $ 254.3  $ 224.8
        Investment valuation                               44.7     20.2
        Deferred compensation                              33.7     25.9
        Dividends                                           7.6      7.7
        Non deductible reserves                             5.9     34.1
        Depreciation                                       (2.4)    (2.5)
        Duration hedging                                   (8.5)    12.3
        Deferred policy acquisition costs                 (13.3)   (25.9)
        Partnership income                                (20.8)
        Other                                              (1.4)     3.8
                                                        ----------------
        Deferred taxes from operations                    299.8    300.4
        Deferred taxes assumed in acquisition of
         subsidiary                                         4.8
        Issuance of partnership units by affiliate        (74.9)   (47.9)
        Unrealized gain on securities available for
         sale                                            (272.3)  (307.8)
                                                        ----------------
        Net deferred tax liability                      $ (42.6) $ (55.3)
                                                        ----------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. COMPREHENSIVE INCOME

    The Company displays comprehensive income and its components in the accompanying consolidated statements of stockholder's equity and the note herein. The Company's only component of other comprehensive income, unrealized gain (loss) on securities available for sale, is shown net of reclassification adjustments, as defined by SFAS No. 130, and net of income tax in the accompanying consolidated statements of stockholder's equity. The disclosure of the gross components of other comprehensive income is as follows:

                                                 Years Ended December 31,
                                                  1998      1997      1996
                                                 -------------------------
                                                       (In Millions)
        Calculation of Holding Gain (Loss):
        -----------------------------------
          Gross holding gain (loss) on
           securities
           available for sale                    $ (13.4) $  338.2  $  (75.7)
          Tax (expense) benefit                      4.5    (117.1)     26.5
                                                 ---------------------------
          Holding gain (loss) on securities
           available for sale, net of tax        $  (8.9) $  221.1  $  (49.2)
                                                 ---------------------------
        Calculation of Reclassification
         Adjustment:
        -------------------------------
          Realized gain on sale of securities
           available for sale                    $  89.3  $   38.9  $   82.6
          Tax expense                              (31.3)    (13.8)    (29.0)
                                                 ---------------------------
          Reclassification adjustment, net of
           tax                                   $  58.0  $   25.1  $   53.6
                                                 ---------------------------
        Amounts Reported in Other Comprehensive
         Income:
        ---------------------------------------
          Holding gain (loss) on securities
           available for sale, net of tax        $  (8.9) $  221.1  $  (49.2)
          Less reclassification adjustment, net
           of tax                                   58.0      25.1      53.6
                                                 ---------------------------
          Net unrealized gain (loss) recognized
           in other comprehensive income         $ (66.9) $  196.0  $ (102.8)
                                                 ---------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. REINSURANCE

    The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance on future policy benefits, universal life deposits, and unpaid losses is reported as an asset and included in other assets on the accompanying consolidated statements of financial condition. All assets associated with reinsured business remain with, and under the control of the Company. Approximate amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                                               December 31,
                                                               1998    1997
                                                              --------------
                                                              (In Millions)
      Reinsured universal life deposits                       $(46.0) $(39.6)
      Future policy benefits                                   108.9    92.2
      Unpaid claims                                             12.5    14.0
      Paid claims                                               24.3    10.2

    As of December 31, 1998, 79% of the reinsurance recoverables were from one reinsurer, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies.

    Revenues and benefits are shown net of the following reinsurance transactions:

                                                        Years Ended December 31,
                                                           1998   1997   1996
                                                          --------------------
                                                             (In Millions)
      Ceded reinsurance netted against insurance
       premiums                                           $ 82.7 $ 70.7 $ 44.3
      Assumed reinsurance included in insurance premiums    17.2   18.1   17.8
      Ceded reinsurance netted against policy fees          65.0   77.5   71.0
      Ceded reinsurance netted against net investment
       income                                              203.3  204.9  192.5
      Ceded reinsurance netted against interest credited   162.8  165.8  155.2
      Ceded reinsurance netted against policy benefits     121.3   93.4   56.7
      Assumed reinsurance included in policy benefits       17.7   12.7    9.9

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. SEGMENT INFORMATION

    The Company's six operating segments are Individual Insurance, Institutional Products Group, Annuities, Group Employee Benefits, Broker-Dealers and Investment Management. These segments have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

    The Individual Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, marketing organizations, national accounts and a national producer group. The Institutional Products Group segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team. The Annuities segment offers variable and fixed annuities to individuals, small businesses and qualified plans through financial institutions, National Association of Securities Dealers ("NASD") firms, and regional and national wirehouses.

    The Group Employee Benefits segment offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators. The Broker-Dealers segment includes five NASD registered firms that provide securities and affiliated insurance brokerage services and investment advisory services through more than 3,100 registered representatives. The Investment Management segment is primarily comprised of the Company's investment in PIMCO Advisors (Note 1). PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

    Corporate and Other primarily includes investment income, expenses and assets not attributable to the major segments and the operations of the Company's reinsurance subsidiary located in the United Kingdom. Corporate and Other also includes the elimination of intersegment revenues, expenses and assets.

    The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and capital gains are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The income tax provision is allocated based on each segment's actual tax liability.

    Intersegment revenues include commissions paid by the Individual Insurance segment and the Annuities segment for variable product sales to the Broker-Dealers segment. Investment Management segment assets have been reduced by an intersegment note payable of $110 million as of December 31, 1998. The related intersegment note receivable is included in Corporate and Other segment assets.

    The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

    Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant non cash item is interest credited to universal life, annuity and other investment contract deposits and is disclosed herein.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. SEGMENT INFORMATION (Continued)


   Financial information for each of the business segments is as follows:

                                     Institutional             Group
                          Individual   Products               Employee Broker- Investment Corporate
                          Insurance      Group     Annuities  Benefits Dealers Management and Other    Total
                ----------------------------------------------------------------------------------------------
External customers and                                      (In Millions)
 other revenue
 December 31, 1998        $   414.6    $    43.3   $  124.0    $521.2  $236.1    $ 17.1   $   17.4   $ 1,373.7
 December 31, 1997            379.2         61.6       83.3     480.6   154.0      21.8        3.2     1,183.7
 December 31, 1996            335.4         36.8       41.4     431.7    82.2      22.2        5.7       955.4
Intersegment revenues
 December 31, 1998                                                      185.3               (185.3)          -
 December 31, 1997                                                      143.3               (143.3)          -
 December 31, 1996                                                       98.0                (98.0)          -
Net investment income
 December 31, 1998            565.7        565.5       88.6      23.1     0.9       8.0       42.0     1,293.8
 December 31, 1997            485.2        509.6      149.4      24.9     0.8       6.2       49.2     1,225.3
 December 31, 1996            404.1        465.5      149.6      21.9     0.8       4.8       40.6     1,087.3
Net realized capital
 gains (losses)
 December 31, 1998              3.4        (13.6)       4.6       1.7               4.0       38.6        38.7
 December 31, 1997              9.8         12.8        0.6       2.0              20.8       39.3        85.3
 December 31, 1996              5.7          5.0       (4.5)      2.3               1.1       34.4        44.0
Net income of equity
 method investees
 December 31, 1998                                                                103.0                  103.0
 December 31, 1997                                                                 80.1                   80.1
 December 31, 1996                                                                 61.3                   61.3
Total revenues
 December 31, 1998            983.7        595.2      217.2     546.0   422.3     132.1      (87.3)    2,809.2
 December 31, 1997            874.2        584.0      233.3     507.5   298.1     128.9      (51.6)    2,574.4
 December 31, 1996            745.2        507.3      186.5     455.9   181.0      89.4      (17.3)    2,148.0

Segment profit (loss)
 before income tax
 provision
 December 31, 1998            151.1         74.6       34.1      10.3     9.9      60.1       14.9       355.0
 December 31, 1997            132.4         98.3       23.5      28.8     6.4      24.6      (24.5)      289.5
 December 31, 1996            109.3         80.7      (16.5)     26.3     4.3      34.1       42.1       280.3
Income tax provision
 (benefit)
 December 31, 1998             52.6         21.2       11.3       2.9     4.5       2.1       18.9       113.5
 December 31, 1997             55.8         33.9        9.4       9.1     2.7      10.1       (7.5)      113.5
 December 31, 1996             44.8         27.5       (0.4)      6.2     1.8      21.5       12.3       113.7
Segment net income
 (loss)
 December 31, 1998             98.5         53.4       22.8       7.4     5.4      58.0       (4.0)      241.5
 December 31, 1997             76.6         64.4       14.1      19.7     3.7      14.5      (17.0)      176.0
 December 31, 1996             64.5         53.2      (16.1)     20.1     2.5      12.6       29.8       166.6
Interest credited on
 universal life, annuity
 and other investment
 contract deposits
 December 31, 1998            449.6        354.1       71.0                                    6.1       880.8
 December 31, 1997            378.8        299.8      106.2                                   13.0       797.8
 December 31, 1996            290.3        232.9      132.8                                    9.0       665.0
Segment assets
 As of December 31, 1998   14,578.2     15,221.0    8,384.2     361.1    55.8     267.3    1,016.3    39,883.9
 As of December 31, 1997   13,426.7     12,241.7    6,310.8     368.6    52.4     305.4    1,303.2    34,008.8

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS


    PENSION PLANS

    Pacific Life has defined benefit pension plans which cover all eligible employees who have one year of continuous employment and have attained age
    21. The full-benefit vesting period for all participants is five years.

    Benefits for employees are based on years of service and the highest five consecutive years of compensation during the last ten years of employment. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

    Components of net periodic pension cost are as follows:

                                                 Years Ended December 31,
                                                 1998      1997      1996
                                               ----------------------------
                                                     (In Millions)
        Service cost - benefits earned during
         the year                              $    4.0  $    3.6  $    3.7
        Interest cost on projected benefit
         obligation                                10.9      10.4       9.8
        Expected return on plan assets            (15.0)    (12.8)    (11.2)
        Amortization of net obligations and
         prior service cost                        (1.4)     (1.4)     (1.4)
                                               ----------------------------
        Net periodic pension cost (benefit)    $   (1.5) $   (0.2) $    0.9
                                               ----------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

    The following tables set forth the pension plans' reconciliation of benefit obligation, plan assets and funded status for the years ended:

                                                       December 31,
                                                       1998    1997
                                                      --------------
                                                      (In Millions)
        Change in Benefit Obligation:
        -----------------------------
        Benefit obligation, beginning of year         $157.9  $140.9
          Service cost                                   4.0     3.6
          Interest cost                                 10.9    10.4
          Plan expense                                  (0.3)   (0.2)
          Actuarial loss                                11.9    10.1
          Benefits paid                                 (6.6)   (6.9)
                                                      --------------
        Benefit obligation, end of year               $177.8  $157.9
                                                      --------------
        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year  $180.3  $154.2
          Actual return on plan assets                  21.9    33.2
          Plan expense                                  (0.3)   (0.2)
          Benefits paid                                 (6.6)   (6.9)
                                                      --------------
        Fair value of plan assets, end of year        $195.3  $180.3
                                                      --------------
        Funded Status Reconciliation:
        -----------------------------
        Funded status                                 $ 17.5  $ 22.4
        Unrecognized transition asset                   (3.6)   (4.8)
        Unrecognized prior service cost                 (1.0)   (1.2)
        Unrecognized actuarial gain                     (9.7)  (14.7)
                                                      --------------
        Prepaid pension cost                          $  3.2  $  1.7
                                                      --------------

    In determining the actuarial present value of the projected benefit obligation as of December 31, 1998 and 1997, the weighted average discount rate used was 6.5% and 7.0%, respectively, and the rate of increase in future compensation levels was 5.0% and 5.5%, respectively. The expected long-term rate of return on plan assets was 8.5% in 1998 and 1997.

    In connection with the merger of PCL into Pacific Life as discussed in Note 4, Pacific Life assumed sponsorship of PCL's defined benefit pension plan. This pension plan provides for retirement income benefits at age 65 with reduced benefits for early retirement. Effective December 31, 1997, PCL's defined benefit plan merged into Pacific Life's plan. All benefits associated with PCL's plan remain unchanged subsequent to the merger.

    POSTRETIREMENT BENEFITS

    Pacific Life sponsors a defined benefit health care plan and a defined benefit life insurance plan (the "Plans") that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

    coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

    The net periodic postretirement benefit cost for the years ended December 31, 1998, 1997 and 1996 is $0.7 million, $0.8 million and $1.4 million, respectively. As of December 31, 1998 and 1997, the accumulated benefit obligation is $19.3 million and $20.0 million, respectively. The fair value of the plan assets as of December 31, 1998 and 1997 is zero. The amount of accrued benefit cost included in other liabilities on the accompanying consolidated statements of financial condition is $25.3 million and $26.0 million as of December 31, 1998 and 1997, respectively.

    The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 8% and 9% for 1998 and 1997, respectively, and is assumed to decrease gradually to 3.5% in 2003 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 7% and 8% for 1998 and 1997, respectively, and is assumed to decrease gradually to 3% in 2003 and remain at that level thereafter.

    The amount reported is materially effected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 1998 would be increased by 8.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 7.5%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 1998 would be decreased by 6.8%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 6.5%.

    The discount rate used in determining the accumulated postretirement benefit obligation is 6.5% and 7.0% for 1998 and 1997, respectively.

    OTHER PLANS

    Pacific Life provides a voluntary Retirement Incentive Savings Plan ("RISP") pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Effective October 1, 1997, Pacific Life's RISP changed the matching percentage of each employee's contributions from 50% to 75%, up to a maximum of 6% of eligible employee compensation and restricted the matched investment to an Employee Stock Ownership Plan ("ESOP") sponsored by Pacific LifeCorp. The ESOP was formed at the time of the Conversion and is currently only available to the participants of the RISP in the form of matching contributions.

    Pacific Life also has a deferred compensation plan which permits certain employees to defer portions of their compensation and earn a guaranteed interest rate on the deferred amounts. The interest rate is determined annually and is guaranteed for one year. The compensation which has been deferred has been accrued and the primary expense, other than compensation, related to this plan is interest on the deferred amounts.

    The Company also has performance based incentive compensation plans for its employees.

15. TRANSACTIONS WITH AFFILIATES

    Pacific Life serves as the investment advisor for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $42.1 million, $27.5 million and $14.3 million for the years ended December 31, 1998, 1997 and 1996, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund for an administration fee which is based on an

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. TRANSACTIONS WITH AFFILIATES (Continued)

    allocation of actual costs. Such administration fees amounted to $232,000, $165,000 and $108,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

    PIMCO Advisors provides investment advisory services to the Company for which the fees amounted to $16.9 million, $11.4 million and $6.2 million for the years ended December 31, 1998, 1997 and 1996, respectively. Included in equity securities on the accompanying consolidated statements of financial condition are investments in mutual funds and other investments managed by PIMCO Advisors which amounted to $40.3 million and $46.5 million as of December 31, 1998 and 1997, respectively.

    Pacific Life provides certain support services to PIMCO Advisors. Charges for these services are based on an allocation of actual costs and amounted to $1.2 million, $1.2 million and $1.4 million for the years ended December 31, 1998, 1997 and 1996, respectively.

16. TERMINATION AND NON-COMPETITION AGREEMENTS

    Effective November 15, 1994, in connection with the PIMCO Advisors transaction (Note 1), termination and non-competition agreements were entered into with certain former key employees of PAM's subsidiaries. These agreements provide terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other noncompete payments. When the amount of future obligations to be made to a key employee is determinable, a liability for such amount is established.

    For the years ended December 31, 1998, 1997 and 1996, approximately $49.4 million, $85.8 million and $35.3 million, respectively, is included in operating expenses on the accompanying consolidated statements of operations related to the termination and non-competition agreements. This includes payments of $43.1 million in 1997 to former key employees who elected to sell to PAM's subsidiaries their rights to the future proceeds from the PIMCO Advisors units.

17. COMMITMENTS

    The Company has outstanding commitments to make investments primarily in fixed maturities, mortgage loans, limited partnerships and other investments as follows (In Millions):

          Years Ending December 31:
           1999                      $172.7
           2000-2003                  202.1
           2004 and thereafter         55.9
                                     ------
          Total                      $430.7
                                     ------

    The Company leases office facilities under various non-cancelable operating leases. Aggregate minimum future commitments as of December 31, 1998 through the term of the leases are approximately $37.5 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LITIGATION

    The Company was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by the Company on or after January 1, 1982. The Company has settled this litigation pursuant to a finalsettlement agreement approved by the Court in November 1998. The settlement agreement is currently being implemented. The cost of the settlement has been included in the accompanying consolidated statements of operations during the three years ended December 31, 1998.

    Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.
    ----------------------------------------------------------------------------

ILLUSTRATIONS

                                           -------------------------------------------------------------------------------

  If you ask us, we'll provide you         Illustrations 1 through 8, which appear on the following pages, illustrate how
  with different kinds of                  the death benefit, Accumulated Value and Net Cash Surrender Value of a
  illustrations:                           hypothetical Policy may vary over an extended period of time, based on certain hypothetical rates of return.
 . Illustrations similar to the ones in
  this prospectus, but based on            These illustrations are based on a hypothetical Policy with the following
  information you give us about the        characteristics:
  Age of the person to be insured by
  the Policy, their risk class, the        . the annual premium is $10,000
  Face Amount, the death benefit and       . on the Policy Date, the person insured by the Policy is a 40-year old male
  premium payments.                          non-smoker

 . Illustrations that show the              The death benefit option, death benefit qualification test and the cost of
  allocation of premium payments to        insurance rates vary by illustration, as follows:
  specified Variable Accounts. These
  will reflect the expenses of the         --------------------------------------------------------------------------------
  Portfolio of the Fund in which the                                                                             Cost of
  Variable Account invests.                                Face         Death                                    insurance
                                           Illustration    amount       benefit      Qualification test          rate
 . Illustrations that use a                 --------------------------------------------------------------------------------
  hypothetical gross rate of return        1               $559,458     Option A     Guideline premium           Current
  that's greater than 12%. These are       2               $559,458     Option A     Guideline premium           Guaranteed
  available only to certain large          3               $172,202     Option B     Guideline premium           Current
  institutional investors.                 4               $172,202     Option B     Guideline premium           Guaranteed
                                           5               $559,458                  Cash value accumulation     Current
                                           6               $559,458                  Cash value accumulation     Guaranteed
                                           7               $559,458     Option A     Guideline premium           Current
                                           8               $559,458     Option A     Guideline premium           Guaranteed

                                           Assumptions
                                           Here are the assumptions we're using:

                                           . The hypothetical rates of return are equal to constant gross annual rates of
                                             0%, 6% and 12%.

                                           . All premium payments are made at the beginning of the Policy Year.

                                           . An amount equal to the annual premium, after taxes, is invested to earn interest at 5% compounded annually for the second column of each table, Total premiums paid plus interest at 5%, which shows the amount that would accumulate.

                                           . No Policy loans have been taken out.

                                           . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                             Surrender Values reflect charges deducted from the Variable Accounts. This means that the net investment return on the Variable Accounts is lower than the gross investment return on the assets.

                                           . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                             Surrender Values also reflect premium loads, cost of insurance, administrative charges, mortality and expense risk charges, and surrender charges.

                                           . Illustrations 1 through 6 assume total annual advisory fees and expenses of
  The Fund's investment advisory fees        .77% of total average daily net assets of the Fund. This reflects average
  and expenses are shown in An               advisory fees of .69% and average expenses of .08% based upon fees and expenses
  Overview of Pacific Select Choice.         of Portfolios available as Investment Options under the Policy.

                                . Illustrations 7 and 8 assume total annual advisory fees and expenses of .72% of total average daily net assets of the Fund. This reflects weighted average advisory fees of .65% and weighted average expenses of .08% based upon fees and expenses of Portfolios available as Investment
                                  Options under the Policy.

                                . There are no charges against the Variable Accounts for income taxes but we reserve the right to impose charges in the future.

                                Things to keep in mind
                                Here are a few things to keep in mind when reviewing the illustrations:

                                . The values shown would be different if, although the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, they also rose above or fell below those averages for individual Policy Years.

                                . After we've deducted the charges and Fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -.77%, 5.18%, and 11.14% for illustrations 1 to 6 and -.72%, 5.24%, and 11.19% for illustrations 7 and 8.

                                . The amounts shown would be different if unisex insurance rates were used or if the people insured by the Policy were females and insurance rates for females were used.

                                . For the illustrations that assume current cost of insurance rates, the amounts shown would be different if either person insured by the Policy was a smoker and rates for smokers were used.

                                . The Fund expenses used in the illustrations do not include foreign taxes.  Here's what foreign taxes were for the year ended December 31, 1998:

                                  -----------------------------------------
                                                      Percentage of average
                                  Portfolio           daily net assets
                                  -----------------------------------------
                                  Aggressive Equity   0.01%
                                  Growth LT           0.01%
                                  Equity Income       0.01%
                                  Equity Index        0.01%
                                  International       0.23%
                                  Emerging Markets    0.26%
                                  -----------------------------------------

                                                                                                                             91

ILLUSTRATIONS

                                               ------------------------------------------------------------------------------------

                                               Illustration 1
                                               Death benefit Option A and guideline premium test at current cost of insurance rates
                                               Based on average annual advisory fees and expenses of the Portfolios

                                               DEATH BENEFIT OPTION A
                                               GUIDELINE PREMIUM TEST
                                               FACE AMOUNT:$559,458
                                               MALE NONSMOKER ISSUE AGE 40
                                               ANNUAL PREMIUM:$10,000

                                               ------------------------------------------------------------------------------------
Flexible premium                                              Total
variable universal life                                       premiums
Illustration of death benefits,                End of         paid plus             End of year DEATH BENEFIT assuming
Accumulated Values and Net Cash                Policy         interest at           hypothetical gross annual investment return of
Surrender values.                              Year              5%                     0%                   6%              12%
                                               ------------------------------------------------------------------------------------
All premium payments are illustrated as if      1              $10,500              $559,458              $559,458         $559,458
made at the beginning of the Policy Year.       2              $21,525              $559,458              $559,458         $559,458
                                                3              $33,101              $559,458              $559,458         $559,458
This illustration assumes no Policy             4              $45,256              $559,458              $559,458         $559,458
loans or Partial Withdrawals have been          5              $58,019              $559,458              $559,458         $559,458
made.                                           6              $71,420              $559,458              $559,458         $559,458
                                                7              $85,491              $559,458              $559,458         $559,458
The death benefits, Accumulated Values          8             $100,266              $559,458              $559,458         $559,458
and Net Cash Surrender Values will              9             $115,779              $559,458              $559,458         $559,458
differ if premiums are paid in different       10             $132,068              $559,458              $559,458         $559,458
amounts or frequencies.                        15             $226,575              $559,458              $559,458         $559,458
                                               20             $347,193              $559,458              $559,458         $671,882
The hypothetical investment rates shown        25             $501,135              $559,458              $559,458       $1,104,463
above and elsewhere in this prospectus         30             $697,608              $559,458              $583,445       $1,829,407
are illustrative only and should not be        35             $948,363              $559,458              $740,953       $2,885,714
interpreted as a representation of past        ------------------------------------------------------------------------------------
or future investment results. Actual rates                  End of year                            End of year
of return may be more or less than those                    ACCUMULATED VALUE                      NET CASH SURRENDER VALUE
shown and will depend on a number of factors,  End of       assuming hypothetical gross            assuming hypothetical gross
including the investment allocations made      Policy       annual investment return of            annual investment return of
to Variable Accounts by the Owner and the      Year            0%         6%         12%             0%         6%         12%
experience of the Accounts. No representation  ------------------------------------------------------------------------------------
can be made by us, the Separate Account or      1            $5,278      $5,648      $6,018          $3,320     $3,690       $4,060
the Fund that these hypothetical rates of       2           $10,760     $11,838     $12,962         $10,056    $11,134      $12,257
return can be achieved for any one year or      3           $16,883     $19,071     $21,438         $14,925    $17,113      $19,480
sustained over any period of time.              4           $24,257     $28,050     $32,301         $22,299    $26,092      $30,343
                                                5           $31,521     $37,431     $44,299         $29,563    $35,473      $42,341
This is an illustration only. An illustration   6           $38,628     $47,185     $57,504         $37,062    $45,619      $55,938
is not intended to predict actual performance   7           $45,577     $57,326     $72,041         $44,402    $56,151      $70,866
Interest rates, dividends, and values set       8           $52,382     $67,887     $88,069         $51,599    $67,103      $87,286
forth in the illustration are not guaranteed.   9           $59,069     $78,914    $105,777         $58,676    $78,521     $105,385
                                               10           $65,781     $90,581    $125,507         $65,781    $90,581     $125,507
                                               15           $98,624    $159,786    $265,497         $98,624   $159,786     $265,497
                                               20          $125,726    $245,155    $501,404        $125,726   $245,155     $501,404
                                               25          $147,139    $357,132    $905,298        $147,139   $357,132     $905,298
                                               30          $153,082    $502,970  $1,577,075        $153,082   $502,970   $1,577,075
                                               35          $130,101    $692,479  $2,696,929        $130,101   $692,479   $2,696,929
                                               ------------------------------------------------------------------------------------

                                               --------------------------------------------------------------------------------

                                               Illustration 2
                                               Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                                               Based on average annual advisory fees and expenses of the Portfolios

                                               DEATH BENEFIT OPTION A
                                               GUIDELINE PREMIUM TEST
                                               FACE AMOUNT:$559,458
                                               MALE NONSMOKER ISSUE AGE 40
                                               ANNUAL PREMIUM:$10,000

                                               -------------------------------------------------------------------------------
Flexible premium                                         Total
variable universal life                                  premiums
Illustration of death benefits, Accumulated    End of    paid plus           End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.          Policy    interest at         hypothetical gross annual investment return of
                                               Year          5%                0%                  6%                 12%
All premium payments are illustrated as if     -------------------------------------------------------------------------------
made at the beginning of the Policy Year.       1          $10,500           $559,458            $559,458             $559,458
                                                2          $21,525           $559,458            $559,458             $559,458
This illustration assumes no Policy loans or    3          $33,101           $559,458            $559,458             $559,458
Partial Withdrawals have been made.             4          $45,256           $559,458            $559,458             $559,458
                                                5          $58,019           $559,458            $559,458             $559,458
*Additional payment will be required to         6          $71,420           $559,458            $559,458             $559,458
prevent Policy termination.                     7          $85,491           $559,458            $559,458             $559,458
                                                8         $100,266           $559,458            $559,458             $559,458
The death benefits, Accumulated Values          9         $115,779           $559,458            $559,458             $559,458
and Net Cash Surrender Values will differ      10         $132,068           $559,458            $559,458             $559,458
if premiums are paid in different amounts      15         $226,575           $559,458            $559,458             $559,458
or frequencies.                                20         $347,193           $559,458            $559,458             $595,097
                                               25         $501,135           $559,458            $559,458             $975,087
The hypothetical investment rates shown        30         $697,608           $559,458            $559,458           $1,604,963
above and elsewhere in this prospectus         35         $948,363                 $0*           $559,458           $2,517,105
are illustrative only and should not be        -------------------------------------------------------------------------------
interpreted as a representation of past or                 End of year                        End of year
future investment results. Actual rates of                 ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
return may be more or less than those          End of      assuming hypothetical gross        assuming hypothetical gross
shown and will depend on a number of           Policy      annual investment return of        annual investment return of
factors, including the investment              Year          0%          6%         12%         0%          6%         12%
allocations made to Variable Accounts by       -------------------------------------------------------------------------------
the Owner and the experience of the             1           $5,205      $5,572       $5,941    $3,247      $3,614       $3,983
Accounts. No representation can be              2          $10,379     $11,441      $12,548    $9,675     $10,737      $11,844
made by us, the Separate Account or the         3          $16,076     $18,211      $20,524   $14,118     $16,253      $18,566
Fund that these hypothetical rates of           4          $22,889     $26,563      $30,688   $20,930     $24,604      $28,730
return can be achieved for any one year         5          $29,456     $35,143      $41,768   $27,498     $33,185      $39,809
or sustained over any period of time.           6          $35,765     $43,948      $53,848   $34,198     $42,382      $52,281
                                                7          $41,817     $52,991      $67,040   $40,641     $51,816      $65,865
This is an illustration only. An illustration   8          $47,604     $62,274      $81,462   $46,820     $61,490      $80,678
is not intended to predict actual               9          $53,157     $71,842      $97,285   $52,765     $71,450      $96,893
performance. Interest rates, dividends, and    10          $58,589     $81,833     $114,801   $58,589     $81,833     $114,801
values set forth in the illustration are not   15          $82,542    $138,692     $237,350   $82,542    $138,692     $237,350
guaranteed.                                    20          $95,780    $204,009     $444,102   $95,780    $204,009     $444,102
                                               25          $94,527    $283,637     $799,252   $94,527    $283,637     $799,252
                                               30          $65,412    $381,555   $1,383,589   $65,412    $381,555   $1,383,589
                                               35               $0*   $516,858   $2,352,434        $0*   $516,858   $2,352,434
                                               -------------------------------------------------------------------------------

                                                                                                                            93

ILLUSTRATIONS

                                                   -------------------------------------------------------------------------------

                                                   Illustration 3
                                                   Death benefit Option B and guideline premium test at current cost of insurance rates
                                                   Based on average annual advisory fees and expenses of the Portfolios

                                                   DEATH BENEFIT OPTION B
                                                   GUIDELINE PREMIUM TEST
                                                   FACE AMOUNT:$172,202
                                                   MALE NONSMOKER ISSUE AGE 40
                                                   PREMIUM:$10,000

                                                   ------------------------------------------------------------------------------
Flexible premium                                                   Total
variable universal life                                            premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, Accumulated        End of          paid plus         hypothetical gross annual investment
Values and Net Cash Surrender Values.              Policy          interest at       return of
                                                   Year               5%                 0%               6%               12%
All premium payments are illustrated as if         ------------------------------------------------------------------------------
made at the beginning of the Policy Year.           1               $10,500          $178,075         $178,450           $178,825
                                                    2               $21,525          $185,465         $186,668           $187,915
This illustration assumes no Policy loans or        3               $33,101          $193,921         $196,496           $199,262
Partial Withdrawals have been made.                 4               $45,256          $202,243         $206,749           $211,771
                                                    5               $58,019          $210,457         $217,473           $225,591
The death benefits, Accumulated Values and          6               $71,420          $218,697         $228,828           $241,004
Net Cash Surrender Values will differ if            7               $85,491          $226,788         $240,657           $257,980
premiums are paid in different amounts or           8              $100,266          $234,735         $252,984           $276,683
frequencies.                                        9              $115,779          $242,537         $265,829           $297,288
                                                   10              $132,068          $250,201         $279,216           $319,995
The hypothetical investment rates shown            15              $226,575          $288,654         $358,994           $483,568
above and elsewhere in this prospectus are         20              $347,193          $323,354         $458,273           $768,479
illustrative only and should not be                25              $501,135          $355,577         $586,285         $1,251,224
interpreted as a representation of past or         30              $697,608          $380,039         $743,676         $2,061,914
future investment results. Actual rates of         35              $948,363          $391,890         $933,092         $3,243,111
return may be more or less than those shown        ------------------------------------------------------------------------------
and will depend on a number of factors,                     End of year                         End of year
including the investment allocations made to                ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
Variable Accounts by the Owner and the             End of   assuming hypothetical gross         assuming hypothetical gross
experience of the accounts. No representation      Policy   annual investment return of         annual investment return of
can be made by us, the Separate Account or         Year        0%         6%         12%            0%          6%         12%
the Fund that these hypothetical rates of          ------------------------------------------------------------------------------
return can be achieved for any one year or          1         $5,873     $6,248       $6,623      $5,705      $6,080       $6,454
sustained over any period of time.                  2        $13,263    $14,466      $15,713     $13,741     $14,943      $16,191
                                                    3        $21,719    $24,293      $27,060     $21,117     $23,691      $26,457
This is an illustration only. An illustration       4        $30,041    $34,547      $39,569     $29,438     $33,944      $38,967
is not intended to predict actual performance.      5        $38,255    $45,271      $53,389     $37,652     $44,668      $52,786
Interest rates, dividends, and values set           6        $46,495    $56,626      $68,802     $46,013     $56,143      $68,320
forth in the illustration are not guaranteed.       7        $54,585    $68,455      $85,778     $54,224     $68,093      $85,416
                                                    8        $62,533    $80,782     $104,481     $62,292     $80,541     $104,240
                                                    9        $70,335    $93,626     $125,086     $70,215     $93,506     $124,965
                                                   10        $77,999   $107,014     $147,793     $77,999    $107,014     $147,793
                                                   15       $116,452   $186,792     $308,005    $116,452    $186,792     $308,005
                                                   20       $151,151   $286,071     $573,492    $151,151    $286,071     $573,492
                                                   25       $183,375   $414,083   $1,025,594    $183,375    $414,083   $1,025,594
                                                   30       $207,837   $571,474   $1,777,512    $207,837    $571,474   $1,777,512
                                                   35       $219,688   $760,890   $3,030,944    $219,688    $760,890   $3,030,944
                                                   ------------------------------------------------------------------------------

                                                   -------------------------------------------------------------------------------

                                                   Illustration 4
                                                   Death benefit Option B and guideline premium test at guaranteed cost of insurance rates
                                                   Based on average annual advisory fees and expenses of the Portfolios

                                                   DEATH BENEFIT OPTION B
                                                   GUIDELINE PREMIUM TEST
                                                   FACE AMOUNT:$172,202
                                                   MALE NONSMOKER ISSUE AGE 40
                                                   GUIDELINE SINGLE PREMIUM:$10,000

                                                   ------------------------------------------------------------------------------
Flexible premium                                              Total
variable universal life                                       premiums             End of year DEATH BENEFIT assuming
Illustration of death benefits, Accumulated        End of     paid plus            hypothetical gross annual investment
Values and Net Cash Surrender Values.              Policy     interest at          return of
                                                   Year           5%                  0%                6%                12%
All premium payments are illustrated as if         ------------------------------------------------------------------------------
made at the beginning of the Policy Year.           1           $10,500            $178,053          $178,426            $178,801
                                                    2           $21,525            $185,324          $186,520            $187,762
This illustration assumes no Policy loans or        3           $33,101            $193,624          $196,178            $198,924
Partial Withdrawals have been made.                 4           $45,256            $201,745          $206,207            $211,181
                                                    5           $58,019            $209,714          $216,646            $224,672
The death benefits, Accumulated Values and          6           $71,420            $217,674          $227,664            $239,680
Net Cash Surrender Values will differ if            7           $85,491            $225,450          $239,101            $256,169
premiums are paid in different amounts or           8          $100,266            $233,041          $250,971            $274,285
frequencies.                                        9          $115,779            $240,445          $263,290            $294,192
                                                   10          $132,068            $247,658          $276,068            $316,067
The hypothetical investment rates shown            15          $226,575            $282,949          $351,203            $469,276
above and elsewhere in this prospectus             20          $347,193            $312,688          $442,390            $734,963
are illustrative only and should not be            25          $501,135            $337,080          $556,366          $1,185,723
interpreted as a representation of past            30          $697,608            $350,931          $692,159          $1,935,515
or future investment results. Actual               35          $948,363            $348,893          $849,647          $3,021,279
rates of return may be more or less than           ------------------------------------------------------------------------------
those shown and will depend on a number                      End of year                         End of year
of factors, including the investment                         ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
allocations made to Variable Accounts by           End of    assuming hypothetical gross         assuming hypothetical gross
the Owner and the experience of the                Policy    annual investment return of         annual investment return of
Accounts. No representation can be made            Year         0%         6%         12%           0%         6%         12%
by us, the Separate Account or the Fund            ------------------------------------------------------------------------------
that these hypothetical rates of return             1          $5,851     $6,224       $6,598      $5,683     $6,056       $6,430
can be achieved for any one year or                 2         $13,122    $14,318      $15,560     $13,600    $14,796      $16,038
sustained over any period of time.                  3         $21,422    $23,976      $26,722     $20,819    $23,374      $26,120
                                                    4         $29,543    $34,005      $38,979     $28,941    $33,402      $38,377
This is an illustration only. An                    5         $37,512    $44,444      $52,469     $36,910    $43,841      $51,867
illustration is not intended to predict             6         $45,472    $55,462      $67,478     $44,990    $54,979      $66,996
actual performance. Interest rates,                 7         $53,248    $66,899      $83,967     $52,886    $66,537      $83,605
dividends, and values set forth in the              8         $60,839    $78,769     $102,083     $60,598    $78,528     $101,842
illustration are not guaranteed.                    9         $68,243    $91,088     $121,990     $68,123    $90,967     $121,870
                                                   10         $75,456   $103,866     $143,865     $75,456   $103,866     $143,865
                                                   15        $110,747   $179,001     $297,074    $110,747   $179,001     $297,074
                                                   20        $140,486   $270,188     $548,480    $140,486   $270,188     $548,480
                                                   25        $164,878   $384,164     $971,904    $164,878   $384,164     $971,904
                                                   30        $178,729   $519,957   $1,668,548    $178,729   $519,957   $1,668,548
                                                   35        $176,691   $677,445   $2,823,625    $176,691   $677,445   $2,823,625
                                                   ------------------------------------------------------------------------------

                                                                                                                               95

ILLUSTRATIONS

                                                 ---------------------------------------------------------------------------

                                                 Illustration 5
                                                 Cash value accumulation test at current cost of insurance rates
                                                 Based on average annual advisory fees and expenses of the Portfolios

                                                 CASH VALUE ACCUMULATION TEST
                                                 FACE AMOUNT:$559,458
                                                 MALE NONSMOKER ISSUE AGE 40
                                                 PREMIUM:$10,000

                                                 ---------------------------------------------------------------------------
Flexible premium                                              Total
variable universal life                                       premiums
Illustration of death benefits, Accumulated      End of       paid plus        End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.            Policy       interest at      hypothetical gross annual investment return of
                                                 Year            5%               0%                6%                 12%
All premium payments are illustrated as if       ----------------------------------------------------------------------------
made at the beginning of the Policy Year.         1            $10,500         $559,458           $559,458           $559,458
                                                  2            $21,525         $559,458           $559,458           $559,458
This illustration assumes no Policy loans         3            $33,101         $559,458           $559,458           $559,458
or Partial Withdrawals have been made.            4            $45,256         $559,458           $559,458           $559,458
                                                  5            $58,019         $559,458           $559,458           $559,458
The death benefits, Accumulated Values and        6            $71,420         $559,458           $559,458           $559,458
Net Cash Surrender Values will differ if          7            $85,491         $559,458           $559,458           $559,458
premiums are paid in different amounts or         8           $100,266         $559,458           $559,458           $559,458
frequencies.                                      9           $115,779         $559,458           $559,458           $559,458
                                                 10           $132,068         $559,458           $559,458           $559,458
The hypothetical investment rates shown above    15           $226,575         $559,458           $559,458           $584,536
and elsewhere in this prospectus are             20           $347,193         $559,458           $559,458           $950,050
illustrative only and should not be              25           $501,135         $559,458           $605,396         $1,477,755
interpreted as a representation of past          30           $697,608         $559,458           $744,609         $2,227,435
or future investment results. Actual rates of    35           $948,363         $559,458           $887,097         $3,291,945
return may be more or less than those shown      ----------------------------------------------------------------------------
and will depend on a number of factors,                   End of year                        End of year
including the investment allocations made to              ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
Variable Accounts by the Owner and the           End of   assuming hypothetical gross        assuming hypothetical gross
experience of the Accounts. No representation    Policy   annual investment return of        annual investment return of
can be made by us, the Separate Account or the   Year         0%        6%          12%         0%         6%          12%
Fund that these hypothetical rates of return     ----------------------------------------------------------------------------
can be achieved for any one year or sustained     1         $5,278     $5,647       $6,018     $3,320     $3,689       $4,060
over any period of time.                          2        $10,759    $11,837      $12,961    $10,030    $11,108      $12,231
                                                  3        $16,883    $19,071      $21,438    $14,925    $17,112      $19,480
This is an illustration only. An illustration     4        $24,256    $28,049      $32,301    $22,298    $26,091      $30,343
is not intended to predict actual performance.    5        $31,520    $37,430      $44,299    $29,562    $35,472      $42,341
Interest rates, dividends, and values set         6        $38,628    $47,185      $57,504    $37,061    $45,618      $55,937
forth in the illustration are not guaranteed.     7        $45,576    $57,326      $72,041    $44,402    $56,151      $70,866
                                                  8        $52,382    $67,887      $88,069    $51,598    $67,103      $87,286
                                                  9        $59,068    $78,913     $105,777    $58,676    $78,521     $105,385
                                                 10        $65,781    $90,581     $125,507    $65,781    $90,581     $125,507
                                                 15        $98,623   $159,785     $265,471    $98,623   $159,785     $265,471
                                                 20       $125,724   $245,154     $494,048   $125,724   $245,154     $494,048
                                                 25       $147,136   $356,634     $870,534   $147,136   $356,634     $870,534
                                                 30       $153,078   $490,182   $1,466,339   $153,078   $490,182   $1,466,339
                                                 35       $130,096   $643,711   $2,388,760   $130,096   $643,711   $2,388,760
                                                 ----------------------------------------------------------------------------


                                                   -------------------------------------------------------------------------------

                                                   Illustration 6
                                                   Cash value accumulation test at guaranteed cost of insurance rates
                                                   Based on average annual advisory fees and expenses of the Portfolios

                                                   CASH VALUE ACCUMULATION TEST
                                                   FACE AMOUNT:$559,458
                                                   MALE NONSMOKER ISSUE AGE 40
                                                   GUIDELINE SINGLE PREMIUM:$10,000

                                                   ------------------------------------------------------------------------------
Flexible premium                                             Total
variable universal life                                      premiums
Illustration of death benefits, Accumulated        End of    paid plus           End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.              Policy    interest at         hypothetical gross annual investment return of
                                                   Year         5%                   0%                6%                  12%
All premium payments are illustrated as if         ------------------------------------------------------------------------------
made at the beginning of the Policy Year.           1          $10,500           $559,458           $559,458             $559,458
                                                    2          $21,525           $559,458           $559,458             $559,458
This illustration assumes no Policy loans or        3          $33,101           $559,458           $559,458             $559,458
Partial Withdrawals have been made.                 4          $45,256           $559,458           $559,458             $559,458
                                                    5          $58,019           $559,458           $559,458             $559,458
*Additional payment will be required to             6          $71,420           $559,458           $559,458             $559,458
prevent Policy termination.                         7          $85,491           $559,458           $559,458             $559,458
                                                    8         $100,266           $559,458           $559,458             $559,458
The death benefits, Accumulated Values and          9         $115,779           $559,458           $559,458             $559,458
Net Cash Surrender Values will differ if           10         $132,068           $559,458           $559,458             $559,458
premiums are paid in different amounts or          15         $226,575           $559,458           $559,458             $559,458
frequencies.                                       20         $347,193           $559,458           $559,458             $836,593
                                                   25         $501,135           $559,458           $559,458           $1,267,368
The hypothetical investment rates shown            30         $697,608           $559,458           $579,031           $1,852,712
above and elsewhere in this prospectus             35         $948,363                 $0           $680,737           $2,653,196
are illustrative only and should not be            ------------------------------------------------------------------------------
interpreted as a representation of past                      End of year                       End of year
or future investment results. Actual rates                   ACCUMULATED VALUE                 NET CASH SURRENDER VALUE
of return may be more or less than those           End of    assuming hypothetical gross       assuming hypothetical gross
shown and will depend on a number of factors,      Policy    annual investment return of       annual investment return of
including the investment allocations made to       Year        0%         6%         12%          0%         6%           12%
Variable Accounts by the Owner and the             ------------------------------------------------------------------------------
experience of the accounts. No representation       1         $5,205     $5,572       $5,940     $3,247      $3,614        $3,982
can be made by us, the Separate Account or          2        $10,379    $11,440      $12,548     $9,649     $10,711       $11,818
the Fund that these hypothetical rates of           3        $16,076    $18,211      $20,524    $14,118     $16,253       $18,566
return can be achieved for any one year or          4        $22,888    $26,562      $30,688    $20,930     $24,604       $28,729
sustained over any period of time.                  5        $29,455    $35,143      $41,767    $27,497     $33,185       $39,809
                                                    6        $35,764    $43,948      $53,848    $34,198     $42,382       $52,281
This is an illustration only. An illustration       7        $41,816    $52,991      $67,040    $40,641     $51,816       $65,866
is not intended to predict actual performance.      8        $47,603    $62,273      $81,462    $46,820     $61,490       $80,678
Interest rates, dividends, and values set           9        $53,157    $71,842      $97,285    $52,765     $71,450       $96,894
forth in the illustration are not guaranteed.      10        $58,589    $81,832     $114,801    $58,589     $81,832      $114,801
                                                   15        $82,541   $138,691     $237,352    $82,541    $138,691      $237,352
                                                   20        $95,779   $204,009     $435,048    $95,779    $204,009      $435,048
                                                   25        $94,526   $283,636     $746,597    $94,526    $283,636      $746,597
                                                   30        $65,410   $381,180   $1,219,656    $65,410    $381,180    $1,219,656
                                                   35             $0   $493,968   $1,925,259         $0    $493,968    $1,925,259
                                                   ------------------------------------------------------------------------------

                                                                                                                               97

ILLUSTRATIONS

                                                -------------------------------------------------------------------------

                                                Illustration 7
                                                Death benefit Option A and guideline premium test at current cost of insurance rates
                                                Based on a weighted average of annual advisory fees and expenses of the
                                                Portfolios

                                                DEATH BENEFIT OPTION A
                                                GUIDELINE PREMIUM TEST
                                                FACE AMOUNT:$559,458
                                                MALE NONSMOKER ISSUE AGE 40
                                                ANNUAL PREMIUM:$10,000

                                                -------------------------------------------------------------------------
Flexible premium                                        Total
variable universal life                                 premiums           End of year DEATH BENEFIT assuming
Illustration of death benefits, Accumulated     End of  paid plus          hypothetical gross annual investment
Values and Net Cash Surrender Values.           Policy  interest at        return of
                                                Year      5%                  0%                6%                12%
All premium payments are illustrated as if      -------------------------------------------------------------------------
made at the beginning of the Policy Year.        1        $10,500          $559,458          $559,458            $559,458
                                                 2        $21,525          $559,458          $559,458            $559,458
This illustration assumes no Policy loans or     3        $33,101          $559,458          $559,458            $559,458
Partial Withdrawals have been made.              4        $45,256          $559,458          $559,458            $559,458
                                                 5        $58,019          $559,458          $559,458            $559,458
The death benefits, Accumulated Values and       6        $71,420          $559,458          $559,458            $559,458
Net Cash Surrender Values will differ if         7        $85,491          $559,458          $559,458            $559,458
premiums are paid in different amounts or        8       $100,266          $559,458          $559,458            $559,458
frequencies.                                     9       $115,779          $559,458          $559,458            $559,458
                                                10       $132,068          $559,458          $559,458            $559,458
The hypothetical investment rates shown         15       $226,575          $559,458          $559,458            $559,458
above and elsewhere in this prospectus are      20       $347,193          $559,458          $559,458            $676,484
illustrative only and should not be             25       $501,135          $559,458          $559,458          $1,114,215
interpreted as a representation of past or      30       $697,608          $559,458          $589,620          $1,849,480
future investment results. Actual rates of      35       $948,363          $559,458          $749,996          $2,923,912
return may be more or less than those shown     -------------------------------------------------------------------------
and will depend on a number of factors,                 End of year                      End of year
including the investment allocations made to            ACCUMULATED VALUE                NET CASH SURRENDER VALUE
Variable Accounts by the Owner and the          End of  assuming hypothetical gross      assuming hypothetical gross
experience of the Accounts. No representation   Policy  annual investment return of      annual investment return of
can be made by us, the Separate Account or      Year       0%        6%         12%          0%          6%         12%
the Fund that these hypothetical rates of       -------------------------------------------------------------------------
return can be achieved for any one year or       1       $5,281    $5,651      $6,022      $3,323      $3,693      $4,064
sustained over any period of time.               2      $10,769   $11,848     $12,972     $10,064     $11,143     $12,268
                                                 3      $16,901   $19,091     $21,461     $14,943     $17,133     $19,503
This is an illustration only. An illustration    4      $24,287   $28,086     $32,344     $22,329     $26,127     $30,386
is not intended to predict actual                5      $31,567   $37,488     $44,369     $29,609     $35,529     $42,411
performance. Interest rates, dividends, and      6      $38,694   $47,269     $57,611     $37,127     $45,702     $56,044
values set forth in the illustration are not     7      $45,665   $57,443     $72,196     $44,490     $56,268     $71,021
guaranteed.                                      8      $52,496   $68,044     $88,286     $51,712     $67,260     $87,502
                                                 9      $59,211   $79,118    $106,071     $58,819     $78,726    $105,678
                                                10      $65,956   $90,842    $125,896     $65,956     $90,842    $125,896
                                                15      $99,012  $160,493    $266,796     $99,012    $160,493    $266,796
                                                20     $126,401  $246,676    $504,839    $126,401    $246,676    $504,839
                                                25     $148,184  $360,083    $913,291    $148,184    $360,083    $913,291
                                                30     $154,591  $508,293  $1,594,380    $154,591    $508,293  $1,594,380
                                                35     $132,209  $700,930  $2,732,628    $132,209    $700,930  $2,732,628
                                                -------------------------------------------------------------------------

                                                   -------------------------------------------------------------------------------

                                                   Illustration 8
                                                   Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                                                   Based on a weighted average of annual advisory fees and expenses of the
                                                   Portfolios

                                                   DEATH BENEFIT OPTION A
                                                   GUIDELINE PREMIUM TEST
                                                   FACE AMOUNT:$559,458
                                                   MALE NONSMOKER ISSUE AGE 40
                                                   GUIDELINE SINGLE PREMIUM:$10,000

                                                   ------------------------------------------------------------------------------
Flexible premium                                             Total
variable universal life                                      premiums
Illustration of death benefits, Accumulated        End of    paid plus           End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.              Policy    interest at         hypothetical gross annual investment return of
                                                   Year          5%                 0%                 6%                 12%
All premium payments are illustrated as if         ------------------------------------------------------------------------------
made at the beginning of the Policy Year.           1          $10,500           $559,458           $559,458             $559,458
                                                    2          $21,525           $559,458           $559,458             $559,458
This illustration assumes no Policy loans or        3          $33,101           $559,458           $559,458             $559,458
Partial Withdrawals have been made.                 4          $45,256           $559,458           $559,458             $559,458
                                                    5          $58,019           $559,458           $559,458             $559,458
*Additional payment will be required to             6          $71,420           $559,458           $559,458             $559,458
prevent Policy termination.                         7          $85,491           $559,458           $559,458             $559,458
                                                    8         $100,266           $559,458           $559,458             $559,458
The death benefits, Accumulated Values and          9         $115,779           $559,458           $559,458             $559,458
Net Cash Surrender Values will differ if           10         $132,068           $559,458           $559,458             $559,458
premiums are paid in different amounts or          15         $226,575           $559,458           $559,458             $559,458
frequencies.                                       20         $347,193           $559,458           $559,458             $676,484
                                                   25         $501,135           $559,458           $559,458           $1,114,215
The hypothetical investment rates shown            30         $697,608           $559,458           $559,458           $1,849,480
above and elsewhere in this prospectus             35         $948,363                 $0           $563,696           $2,923,912
are illustrative only and should not be            ------------------------------------------------------------------------------
interpreted as a representation of past or                   End of year                         End of year
future investment results. Actual rates of                   ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
return may be more or less than those shown        End of    assuming hypothetical gross         assuming hypothetical gross
and will depend on a number of factors,            Policy    annual investment return of         annual investment return of
including the investment allocations made          Year        0%          6%          12%          0%          6%         12%
to Variable Accounts by the Owner and the          ------------------------------------------------------------------------------
experience of the Accounts. No                      1         $5,208      $5,576       $6,022     $3,250      $3,618       $4,064
representation can be made by us, the               2        $10,388     $11,451      $12,972     $9,684     $10,746      $12,268
Separate Account or the Fund that these             3        $16,094     $18,231      $21,461    $14,135     $16,273      $19,503
hypothetical rates of return can be achieved        4        $22,918     $26,597      $32,344    $20,960     $24,639      $30,386
for any one year or sustained over any              5        $29,500     $35,198      $44,369    $27,542     $33,240      $42,411
period of time.                                     6        $35,827     $44,028      $57,611    $34,260     $42,462      $56,044
                                                    7        $41,900     $53,102      $72,196    $40,725     $51,927      $71,021
This is an illustration only. An illustration       8        $47,711     $62,423      $88,286    $46,927     $61,639      $87,502
is not intended to predict actual performance.      9        $53,291     $72,036     $106,071    $52,899     $71,643     $105,678
Interest rates, dividends, and values set          10        $58,752     $82,078     $125,896    $58,752     $82,078     $125,896
forth in the illustration are not guaranteed.      15        $82,894    $139,345     $266,796    $82,894    $139,345     $266,796
                                                   20        $96,378    $205,408     $504,839    $96,378    $205,408     $504,839
                                                   25        $95,427    $286,369     $913,291    $95,427    $286,369     $913,291
                                                   30        $66,660    $386,708   $1,594,380    $66,660    $386,708   $1,594,380
                                                   35             $0    $526,818   $2,732,628         $0    $526,818   $2,732,628
                                                   ------------------------------------------------------------------------------

                                                                                                                               99

                                   APPENDIX A

           TABLE OF NET CASH VALUE ACCUMULATION TEST SINGLE PREMIUMS
                          (PER $1 OF FUTURE BENEFITS)

Age    Female       Male       Unisex      Age     Female       Male       Unisex
---    ------       ----       ------      ---     ------       ----       ------
 0     0.07165     0.08697     0.08395     50      0.34637     0.40440     0.39273
 1     0.07178     0.08655     0.08364     51      0.35693     0.41653     0.40453
 2     0.07383     0.08901     0.08601     52      0.36775     0.42888     0.41655
 3     0.07602     0.09165     0.08857     53      0.37880     0.44143     0.42877
 4     0.07831     0.09441     0.09124     54      0.39008     0.45416     0.44119
 5     0.08072     0.09731     0.09405     55      0.40160     0.46704     0.45376
 6     0.08324     0.10038     0.09701     56      0.41336     0.48007     0.46650
 7     0.08589     0.10361     0.10012     57      0.42540     0.49324     0.47939
 8     0.08865     0.10702     0.10340     58      0.43774     0.50655     0.49246
 9     0.09155     0.11061     0.10686     59      0.45042     0.52002     0.50571
10     0.09457     0.11436     0.11047     60      0.46347     0.53364     0.51915
11     0.09773     0.11828     0.11423     61      0.47686     0.54739     0.53274
12     0.10100     0.12232     0.11813     62      0.49058     0.56124     0.54648
13     0.10438     0.12645     0.12211     63      0.50455     0.57516     0.56031
14     0.10788     0.13063     0.12615     64      0.51871     0.58909     0.57418
15     0.11146     0.13484     0.13024     65      0.53301     0.60301     0.58806
16     0.11515     0.13906     0.13435     66      0.54743     0.61689     0.60192
17     0.11895     0.14330     0.13850     67      0.56201     0.63072     0.61578
18     0.12285     0.14757     0.14269     68      0.57676     0.64453     0.62963
19     0.12689     0.15193     0.14699     69      0.59177     0.65831     0.64352
20     0.13106     0.15640     0.15140     70      0.60703     0.67206     0.65742
21     0.13538     0.16103     0.15595     71      0.62253     0.68574     0.67131
22     0.13985     0.16584     0.16069     72      0.63818     0.69929     0.68513
23     0.14449     0.17087     0.16564     73      0.65388     0.71262     0.69878
24     0.14930     0.17613     0.17081     74      0.66948     0.72564     0.71216
25     0.15429     0.18165     0.17622     75      0.68489     0.73828     0.72522
26     0.15946     0.18744     0.18188     76      0.70006     0.75052     0.73792
27     0.16482     0.19351     0.18780     77      0.71496     0.76238     0.75028
28     0.17038     0.19985     0.19398     78      0.72961     0.77391     0.76234
29     0.17613     0.20646     0.20042     79      0.74406     0.78517     0.77417
30     0.18209     0.21334     0.20711     80      0.75830     0.79621     0.78581
31     0.18825     0.22049     0.21407     81      0.77229     0.80702     0.79725
32     0.19462     0.22790     0.22127     82      0.78597     0.81756     0.80843
33     0.20122     0.23558     0.22874     83      0.79922     0.82774     0.81926
34     0.20805     0.24352     0.23646     84      0.81195     0.83745     0.82966
35     0.21510     0.25173     0.24443     85      0.82411     0.84665     0.83956
36     0.22239     0.26019     0.25266     86      0.83569     0.85536     0.84899
37     0.22990     0.26892     0.26114     87      0.84673     0.86362     0.85799
38     0.23761     0.27790     0.26987     88      0.85730     0.87153     0.86665
39     0.24554     0.28712     0.27883     89      0.86749     0.87920     0.87507
40     0.25366     0.29659     0.28802     90      0.87741     0.88679     0.88338
41     0.26197     0.30630     0.29745     91      0.88720     0.89444     0.89175
42     0.27047     0.31623     0.30709     92      0.89704     0.90237     0.90034
43     0.27917     0.32641     0.31697     93      0.90712     0.91083     0.90938
44     0.28807     0.33683     0.32707     94      0.91771     0.92013     0.91917
45     0.29719     0.34748     0.33742     95      0.92905     0.93048     0.92990
46     0.30654     0.35837     0.34800     96      0.94128     0.94201     0.94171
47     0.31613     0.36951     0.35881     97      0.95429     0.95459     0.95445
48     0.32597     0.38089     0.36986     98      0.96766     0.96774     0.96772
49     0.33604     0.39252     0.38118     99      0.98064     0.98064     0.98064

                                   APPENDIX B

                             GUIDELINE PREMIUM TEST

                           DEATH BENEFIT PERCENTAGES

 Age   Percentage Age Percentage Age Percentage     Age     Percentage
 ----  ---------- --- ---------- --- ----------     ---     ----------
 0-40     250%    50     185%    60     130%        70         115%
  41      243     51     178     61     128         71         113
  42      236     52     171     62     126         72         111
  43      229     53     164     63     124         73         109
  44      222     54     157     64     122         74         107
  45      215     55     150     65     120        75-90       105
  46      209     56     146     66     119         91         104
  47      203     57     142     67     118         92         103
  48      197     58     138     68     117         93         102
  49      191     59     134     69     116     94 or older    101

PACIFIC SELECT CHOICE                         WHERE TO GO FOR MORE INFORMATION

The Pacific Select Choice                     For more information about Pacific Select Choice, please call or
variable life insurance policy is             write to us at the address below. You should also use this address to send us
underwritten by Pacific Life Insurance        any notices, forms or requests about your Policy.
Company.
                                              --------------------------------------------------------------------------------
How to Contact Us                             Pacific Life Insurance Company
                                              Client Services Department
                                              700 Newport Center Drive
                                              P.O. Box 7500
                                              Newport Beach, California 92658-7500

                                              1-800-800-7681
                                              7 a.m. through 5 p.m. Pacific time

                                              --------------------------------------------------------------------------------
How to Contact the SEC                        You can also find reports and other information about the Policy and Separate account from the SEC. The SEC may charge you a fee for this information.

                                              Public Reference Section of the SEC
                                              Washington, D.C. 20549-6009
                                              1-800-SEC-0330
                                              Internet: www.sec.gov


                             PACIFIC SELECT CHOICE

                Flexible Premium Variable Life Insurance Policy

                    Issued by Pacific Life Insurance Company

                        Supplement dated May 1, 1999 to
                          Prospectus dated May 1, 1999

  The attached prospectus describes two death benefit qualification tests available in connection with the Pacific Select Choice Flexible Premium Variable Life Insurance Policy ("Policy")--the cash value accumulation test and the guideline premium test. As of the date of this supplement to the prospectus, the cash value accumulation test is not yet available.

                 Supplement to Prospectus Dated May 1, 1999 for
                             Pacific Select Choice
               Flexible Premium Variable Life Insurance Policies
                    Issued by Pacific Life Insurance Company


In this supplement, you and your mean the      This supplement provides information about four additional Variable Investment
Policyholder or Owner. Pacific Life, we,       Options offered under this Policy. Each of these Investment Options is set up
us, and our refer to Pacific Life Insurance    as a Variable Account under our Separate Account and invests in a corresponding
Company. M Fund refers to M Fund, Inc.         Portfolio of the M Fund.
You'll find an explanation of what
capitalized terms mean in the accompanying         Variable Account I:       Brandes International Equity Fund
variable life insurance prospectus or the          Variable Account II:      Turner Core Growth Fund
M Fund prospectus.                                 Variable Account III:     Frontier Capital Appreciation Fund
                                                   Variable Account IV:      Enhanced U.S. Equity Fund
The M Fund is described in detail in its
prospectus and in its Statement of             You can allocate premium payments and transfer Accumulated Value to these
Additional Information (SAI).                  Variable Investment Options, as well as to the other Investment Options described in the accompanying Pacific Select Choice prospectus.
Pacific Select Choice is described
in detail in the accompanying variable         INFORMATION ABOUT M FUND
life insurance prospectus. Except
as described below, all features and           M Fund, Inc.
procedures of the Policy described in its      M Fund is a diversified, open-end management investment company registered with
prospectus remain intact.                      the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. M Fund currently offers four separate Portfolios as Investment Options under the Policies. Each Portfolio pursues different investment objectives and policies. The shares of each Portfolio are purchased by us for the corresponding Variable Account at net asset value, i.e., without sales load.
                                               All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless we, on behalf of the Separate Account, elect otherwise. M Fund shares may be redeemed by us at their net asset value to the extent necessary to make payments under the Policies.

Supplement dated May 1, 1999

                                                                                                                              1


Your Policy's Accumulated Value will    The following chart is a summary of the M Fund Portfolios. You'll find detailed
fluctuate depending on the Investment   descriptions of the Portfolios, including the risks associated with investing
Options you've chosen.                  in the Portfolios, in the M Fund prospectus. There's no guarantee that a
                                        Portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                                                          The Portfolio's    The Portfolio's Main
                                        Portfolio         Investment Goal    Investments                        Portfolio Manager

                                        Brandes           Long-term capital  Equity securities of foreign       Brandes Investment
                                        International     appreciation.      issuers, including common stocks,  Partners, L.P.
                                        Equity                               preferred stocks and securities
                                                                             that are convertible into common
                                                                             stocks. Focuses on stocks with
                                                                             capitalizations of $1 billion
                                                                             or more.

                                        Turner Core       Long-term capital  Common stocks that show strong     Turner Investment
                                        Growth Fund       appreciation.      earnings potential and also have   Partners, Inc.
                                                                             reasonable valuations.

                                        Frontier Capital  Maximum capital    Common stock of companies of all   Frontier Capital
                                        Appreciation      appreciation.      sizes with emphasis on stocks      Management
                                                                             companies with capitalizations of  Company, Inc.
                                                                             less than $3 billion.

                                        Enhanced U.S.     Above-market       Common stocks of U.S. companies    Franklin Portfolio
                                        Equity            total return.      which the portfolio manager        Associates LLC
                                                                             believes have the potential for
                                                                             higher rates of return than the
                                                                             Standard & Poor's 500 Composite
                                                                             Stock Price Index while having
                                                                             risks similar to those of the
                                                                             index.

We are not responsible for the          M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each
operation of the M Fund or any of       Portfolio of the M Fund, and has retained other firms to manage the Portfolios.
its Portfolios. We also are not         MFIA and the M Fund's Board of Directors oversee the management of all of the M
responsible for ensuring that the       Fund's Portfolios.
M Fund and its Portfolios comply
with any laws that apply.


You'll find more information about Policy      Fees and Expenses Paid by the M Fund
charges in An Overview of Pacific Select       The M Fund pays advisory fees and other expenses. These are deducted from the
Choice in the accompanying variable life       assets of each Portfolio and may vary from year to year. They are not fixed and
insurance prospectus.                          are not part of the terms of your Policy. If you choose a Variable Investment
                                               Option, these fees and expenses affect you indirectly because they reduce
You'll find more about M Fund fees             Portfolio returns.
and expenses in the accompanying M Fund
prospectus.                                    M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. These expenses are taken into account in computing each Portfolio's net asset value. We in turn use each Portfolio's net asset value to compute the corresponding Variable
                                               Account's Accumulation Unit Value.

                                               . Advisory fee
                                               MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee to MFIA for these services. The table below shows the advisory fee as an annual percentage of each Portfolio's average daily net assets.

                                               . Other expenses
                                               The table also shows expenses the M Fund paid in 1998 as an annual percentage of each Portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (not including brokerage or other Portfolio transaction expenses, expenses for litigation, indemnification, taxes, or other extraordinary expenses) that exceed 0.25% of each Portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will continue to do so after December 31, 1999.

                                               M Fund Expenses after Expense Limitation/1/

                                                                                              Advisory   Other      Total
                                                                                              fee        expenses   expenses
                                                                                              --------   --------   --------
                                               Brandes International Equity                     1.05%      0.25%      1.30%
                                               Turner Core Growth                               0.45%      0.25%      0.70%
                                               Frontier Capital Appreciation                    0.90%      0.25%      1.15%
                                               Enhanced U.S. Equity                             0.55%      0.25%      0.80%

                                               /1/ Actual expenses for 1998 were 3.57% for Brandes International Equity
                                               Portfolio, 3.42% for Turner Core Growth Portfolio, 1.75% for Frontier Capital
                                               Appreciation Portfolio, and 2.34% for Enhanced U.S. Equity Portfolio. MFIA paid the difference.

                                               Statements and reports we'll send you
                                               We'll send you financial statements that we receive from M Fund.

The rights we describe in the accompanying     Voting rights
variable life insurance prospectus under       We're the legal owner of the shares of the M Fund that are held by the Variable
Disregard of Voting Instructions and           Accounts. The voting rights we describe in the Voting of Fund Shares section of
Substitution of Investments also apply to      the accompanying variable life insurance prospectus and how we'll exercise them
the M Fund.                                    also apply to the M Fund.

                                                                                                                             3

ILLUSTRATIONS

                                                   --------------------------------------------------------------------------------

If you ask us, we'll provide you with              Illustrations 1 and 2, which appear on the following pages, illustrate how the
different kinds of illustrations:                  death benefit, Accumulated Value and Net Cash Surrender Value of a hypothetical
                                                   Policy may vary over an extended period of time, based on certain hypothetical
 . Illustrations similar to the ones in the         rates of return.
  prospectus and this supplement, but based
  on information you give us about the Age         These illustrations are based on a hypothetical Policy with the following
  of the person to be insured by the Policy,       characteristics:
  their risk classes, the Face Amount, the
  death benefit and premium payments.              . the Face Amount is $559,458

 . Illustrations that show the allocation of        . the annual premium is $10,000
  premium payments to specified Variable
  Accounts. These will reflect the expenses        . on the Policy Date, the person insured by the Policy is a 40-year old male
  of the Portfolio in which the Variable             non-smoker
  Account invests.
                                                   The cost of insurance rates vary by illustration, as follows:
 . Illustrations that use a hypothetical            ----------------------------------------------------------
  gross rate of return that's greater than                                             Cost of insurance rate
  12%. These are available only to certain         ----------------------------------------------------------
  large institutional investors.                   Illustration 1                      Current
                                                   Illustration 2                      Guaranteed
                                                   ----------------------------------------------------------

                                                   Assumptions
                                                   The illustrations are based on the guideline premium test. Here are the assumptions we're using:

                                                   . The hypothetical rates of return are equal to constant gross annual rates of
                                                     0%, 6% and 12%.

                                                   . All premium payments are made at the beginning of the Policy Year.

                                                   . An amount equal to the annual premium, after taxes, is invested to earn interest at 5% compounded annually for the second column of each table, Total premiums paid plus interest at 5%, which shows the amount that would accumulate.

                                                   . No Policy loans have been taken out.

                                                  . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                                    Surrender Values reflect charges deducted from the Variable Accounts. This means that the net investment return on the Variable Accounts is lower than the gross investment return on the assets.

                                                  . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                                    Surrender Values also reflect premium loads, administrative charges and mortality and expense risk charges.

The Pacific Select Fund's investment              . The Illustrations assume total annual advisory fees and expenses of .80% of
advisory fees and expenses are shown                total average daily net assets of the Fund. This reflects average advisory
in An Overview of Pacific Select Choice.            fees of .69% and average expenses of .11% based upon fees and expenses of
                                                    Portfolios available as Investment Options under the Policy.
The M Fund's investment advisory fees
and expenses are shown on page 3 of               . There are no charges against the Variable Accounts for income taxes but we
this supplement.                                    reserve the right to impose charges in the future.

                                                    Things to keep in mind
                                                    Here are a few things to keep in mind when reviewing the illustrations:

                                                  . The values shown would be different if, although the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, they also rose above or fell below those averages for individual Policy years.

                                                  . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                    0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                    5.15%, and 11.10%.

                                                  . The amounts shown would be different if unisex insurance rates were used or if the person insured by the Policy was female and insurance rates for females were used.

                                                  . For the illustration that assumes current cost of insurance rates, the amounts shown would be different if the person insured by the Policy was a smoker and rates for smokers were used.

                                                  . The Portfolio expenses used in the illustrations do not include foreign taxes.
                                                    Here's what foreign taxes were for the year ended December 31, 1998:

                                                    ---------------------------------------------------------
                                                                                      Percentage of average
                                                    Portfolio                         daily net assets
                                                    ---------------------------------------------------------
                                                    Pacific Select Fund:
                                                     Aggressive Equity                0.01%
                                                     Growth LT                        0.01%
                                                     Equity Income                    0.01%
                                                     Equity Index                     0.01%
                                                     International                    0.23%
                                                     Emerging Markets                 0.26%
                                                    M Fund:
                                                     Brandes International Equity     0.18%
                                                    ---------------------------------------------------------

                                                                                                                                 5

                                              --------------------------------------------------------------------------------
                                              Illustration 1
                                              Death benefit Option A at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              DEATH BENEFIT OPTION: A
                                              FACE AMOUNT:$559,458
                                              MALE NONSMOKER ISSUE AGE 40
                                              ANNUAL PREMIUM:$10,000

                                              --------------------------------------------------------------------------------
Flexible premium                                             Total
variable universal life                                      premiums         End of year DEATH BENEFIT assuming
Illustration of death benefits, Accumulated   End of         paid plus        hypothetical gross annual investment
Values and Net Cash Surrender Values.         Policy         interest at      return of
                                              Year              5%                  0%               6%               12%
All premium payments are illustrated as if    --------------------------------------------------------------------------------
made at the beginning of the Policy Year.      1              $10,500         $559,458           $559,458             $559,458
                                               2              $21,525         $559,458           $559,458             $559,458
This illustration assumes no Policy loans      3              $33,101         $559,458           $559,458             $559,458
or Partial Withdrawals have been made.         4              $45,256         $559,458           $559,458             $559,458
                                               5              $58,019         $559,458           $559,458             $559,458
The death benefits, Accumulated Values and     6              $71,420         $559,458           $559,458             $559,458
Net Cash Surrender Values will differ if       7              $85,491         $559,458           $559,458             $559,458
premiums are paid in different amounts or      8             $100,266         $559,458           $559,458             $559,458
frequencies.                                   9             $115,779         $559,458           $559,458             $559,458
                                              10             $132,068         $559,458           $559,458             $559,458
The hypothetical investment rates shown       15             $226,575         $559,458           $559,458             $559,458
above and elsewhere in this prospectus        20             $347,193         $559,458           $559,458             $669,144
are illustrative only and should not be       25             $501,135         $559,458           $559,458           $1,098,673
interpreted as a representation of past       30             $697,608         $559,458           $579,756           $1,817,509
or future investment results. Actual rates    35             $948,363         $559,458           $735,565           $2,863,114
of return may be more or less than            --------------------------------------------------------------------------------
those shown and will depend on a number of             End of year                           End of year
factors, including the investment                      ACCUMULATED VALUE                     NET CASH SURRENDER VALUE
allocations made to Variable Accounts by      End of   assuming hypothetical gross           assuming hypothetical gross
the Owner and the experience of the           Policy   annual investment return of           annual investment return of
Accounts. No representation can be made by    Year       0%           6%          12%          0%          6%         12%
us, the Separate Account or the               --------------------------------------------------------------------------------
underlying funds that these hypothetical       1           $5,276     $5,646       $6,016       $3,318     $3,688       $4,058
rates of return can be achieved for            2          $10,755    $11,832      $12,955      $10,050    $11,128      $12,251
any one year or sustained over any period      3          $16,873    $19,059      $21,424      $14,915    $17,101      $19,466
of time.                                       4          $24,239    $28,028      $32,276      $22,281    $26,070      $30,318
                                               5          $31,493    $37,397      $44,258      $29,535    $35,439      $42,300
This is an illustration only. An               6          $38,589    $47,135      $57,441      $37,023    $45,569      $55,874
illustration is not intended to predict        7          $45,524    $57,256      $71,949      $44,349    $56,081      $70,774
actual performance. Interest rates,            8          $52,314    $67,793      $87,940      $51,530    $67,009      $87,156
dividends, and values set forth in the         9          $58,983    $78,791     $105,602      $58,591    $78,399     $105,209
illustration are not guaranteed.              10          $65,677    $90,425     $125,275      $65,677    $90,425     $125,275
                                              15          $98,392   $159,364     $264,723      $98,392   $159,364     $264,723
                                              20         $125,323   $244,247     $499,361     $125,323   $244,247     $499,361
                                              25         $146,515   $355,373     $900,551     $146,515   $355,373     $900,551
                                              30         $152,183   $499,790   $1,566,818     $152,183   $499,790   $1,566,818
                                              35         $128,848   $687,444   $2,675,808     $128,848   $687,444   $2,675,808
                                              --------------------------------------------------------------------------------

                                                   --------------------------------------------------------------------------------

                                                   Illustration 2
                                                   Death benefit Option A at guaranteed cost of insurance rates
                                                   Based on average annual advisory fees and expenses of the Portfolios

                                                   DEATH BENEFIT OPTION: A
                                                   FACE AMOUNT:$559,458
                                                   MALE NONSMOKER ISSUE AGE 40
                                                   GUIDELINE SINGLE PREMIUM:$10,000

                                                   --------------------------------------------------------------------------------
Flexible premium                                             Total
variable universal life                                      premiums
Illustration of death benefits, Accumulated        End of    paid plus           End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.              Policy    interest at         hypothetical gross annual investment return of
                                                   Year        5%                   0%                   6%                 12%
All premium payments are illustrated as if         --------------------------------------------------------------------------------
made at the beginning of the Policy Year.           1         $10,500            $559,458              $559,458           $559,458
                                                    2         $21,525            $559,458              $559,458           $559,458
This illustration assumes no Policy loans or        3         $33,101            $559,458              $559,458           $559,458
Partial Withdrawals have been made.                 4         $45,256            $559,458              $559,458           $559,458
                                                    5         $58,019            $559,458              $559,458           $559,458
*Additional payment will be required to             6         $71,420            $559,458              $559,458           $559,458
prevent Policy termination.                         7         $85,491            $559,458              $559,458           $559,458
                                                    8        $100,266            $559,458              $559,458           $559,458
The death benefits, Accumulated Values              9        $115,779            $559,458              $559,458           $559,458
and Net Cash Surrender Values will differ          10        $132,068            $559,458              $559,458           $559,458
if premiums are paid in different amounts          15        $226,575            $559,458              $559,458           $559,458
or frequencies.                                    20        $347,193            $559,458              $559,458           $592,497
                                                   25        $501,135            $559,458              $559,458           $969,748
The hypothetical investment rates shown            30        $697,608            $559,458              $559,458         $1,594,216
above and elsewhere in this prospectus             35        $948,363                  $0*             $559,458         $2,496,976
are illustrative only and should not be            --------------------------------------------------------------------------------
interpreted as a representation of past or                   End of year                          End of year
future investment results. Actual rates of                   ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
return may be more or less than those shown        End of    assuming hypothetical gross          assuming hypothetical gross
and will depend on a number of factors,            Policy    annual investment return of          annual investment return of
including the investment allocations made to       Year        0%           6%          12%         0%          6%          12%
Variable Accounts by the Owner and the             --------------------------------------------------------------------------------
experience of the Accounts. No representation       1        $5,203       $5,570        $5,939     $3,245      $3,612       $3,981
can be made by us, the Separate Account or          2       $10,374      $11,435       $12,542     $9,670     $10,731      $11,838
the underlying funds that these hypothetical        3       $16,066      $18,200       $20,511    $14,108     $16,241      $18,552
rates of return can be achieved for any one         4       $22,871      $26,542       $30,663    $20,913     $24,584      $28,705
year or sustained over any period of time.          5       $29,429      $35,110       $41,727    $27,471     $33,152      $39,769
                                                    6       $35,727      $43,901       $53,786    $34,161     $42,334      $52,220
This is an illustration only. An illustration       7       $41,767      $52,924       $66,952    $40,591     $51,749      $65,777
is not intended to predict actual performance.      8       $47,539      $62,185       $81,338    $46,756     $61,401      $80,555
Interest rates, dividends, and values set           9       $53,077      $71,727       $97,119    $52,685     $71,334      $96,726
forth in the illustration are not guaranteed.      10       $58,491      $81,686      $114,581    $58,491     $81,686     $114,581
                                                   15       $82,331     $138,300      $236,623    $82,331    $138,300     $236,623
                                                   20       $95,422     $203,174      $442,162    $95,422    $203,174     $442,162
                                                   25       $93,990     $282,009      $794,875    $93,990    $282,009     $794,875
                                                   30       $64,669     $378,489    $1,374,324    $64,669    $378,489   $1,374,324
                                                   35            $0*    $510,942    $2,333,623         $0*   $510,942   $2,333,623
                                                   --------------------------------------------------------------------------------

                                                                                                                                  7

Form No. 15-21533-00